SEMI-ANNUAL REPORT

[SM&R LOGO]

SM&R INVESTMENTS, INC.

SM&R EQUITY FUNDS
SM&R FIXED INCOME FUNDS

SM&R EQUITY FUNDS:
   SM&R ALGER TECHNOLOGY FUND
   SM&R ALGER AGGRESSIVE GROWTH FUND
   SM&R ALGER SMALL-CAP FUND
   SM&R ALGER GROWTH FUND
   SM&R GROWTH FUND
   SM&R EQUITY INCOME FUND
   SM&R BALANCED FUND

SM&R FIXED INCOME FUNDS:
   SM&R GOVERNMENT BOND FUND
   SM&R TAX FREE FUND
   SM&R PRIMARY FUND
   SM&R MONEY MARKET FUND

"THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE INCLUDED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

"SEMI-ANNUAL REPORT

FEBRUARY 29, 2004

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS February 29, 2004 (Unaudited)
SM&R ALGER TECHNOLOGY FUND

                                                                 SHARES             VALUE
COMMON STOCK
BUSINESS SERVICES--1.28%
webMethods, Incorporated*                                              1,200   $        12,720

COMMERCIAL SERVICES & SUPPLIES--2.98%
Gevity HR, Incorporated                                                1,300            29,536

COMMUNICATION EQUIPMENT--8.17%
CIENA Corporation*                                                     1,600             9,168
Cisco Systems, Incorporated*                                           1,075            24,832
Corning Incorporated*                                                  1,400            17,570
Gemstar-TV Guide International,
  Incorporated*                                                        2,650            19,186
SeaChange International, Incorporated*                                   600            10,344
                                                                               ---------------
                                                                                        81,100

COMMUNICATIONS--1.12%
Avaya Incorporated*                                                      650            11,148

COMPUTER RELATED & BUSINESS SERVICES--4.04%
Apple Computer, Incorporated*                                            900            21,537
EMC Corporation*                                                         735            10,525
PalmOne, Incorporated*                                                   800             8,024
                                                                               ---------------
                                                                                        40,086

COMPUTER SERVICES--3.75%
Intelligroup, Incorporated*                                            3,900            37,167

COMPUTER SOFTWARE--6.54%
Chordiant Software, Incorporated*                                      3,600            19,908
i2 Technologies, Incorporated*                                        17,050            22,335
PalmSource, Incorporated*                                                673            13,023
RealNetworks, Incorporated*                                            1,700             9,673
                                                                               ---------------
                                                                                        64,939

ELECTRICAL EQUIPMENT & INSTRUMENTS--1.50%
Trimble Navigation LTD*                                                  450            14,913

FINANCIAL SERVICES--0.87%
E*TRADE Financial Corporation*                                           600             8,586

HEALTH CARE EQUIPMENT & SUPPLIES--2.04%
Compex Technologies, Incorporated*                                     2,150            20,232

HOTELS, RESTAURANTS & LEISURE--2.37%
GTECH Holdings Corporation                                               400            23,492

INTERNET & CATALOG RETAIL--8.85%
Amazon.com, Incorporated*                                                 25             1,079
eBay Incorporated*                                                       510            35,119
Netflix Incorporated*                                                  1,500            51,600
                                                                               ---------------
                                                                                        87,798

INTERNET SOFTWARE & SERVICES--13.05%
FindWhat.com*                                                          1,200            20,172
HomeStore, Incorporated*                                               4,100            20,008
Internet Security Systems, Incorporated*                                 950            16,824
Netease.com Incorporated ADR*                                            350            18,560
SINA Corporation*                                                        300            13,254
ValueClick, Incorporated*                                              1,000   $        10,950
Yahoo! Incorporated*                                                     670            29,748
                                                                               ---------------
                                                                                       129,516
MACHINERY--1.64%
Broadcom Corporation (Class A)*                                          400            16,232

MEDIA--0.85%
Spanish Broadcasting System,
  Incorporated (Class A)*                                                750             8,400

SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT--3.84%
Advanced Micro Devices,
  Incorporated*                                                        1,750            26,250
Applied Micro Circuits Corporation*                                    1,050             6,783
Skyworks Solutions, Incorporated*                                        450             5,076
                                                                               ---------------
                                                                                        38,109

SEMICONDUCTORS--18.13%
Altera Corporation*                                                    1,075            23,736
Analog Devices, Incorporated*                                            200             9,980
Applied Materials, Incorporated*                                       1,150            24,426
Cypress Semiconductor Corporation*                                     1,100            23,738
Intel Corporation                                                        290             8,477
Kulicke & Soffa Industries,
  Incorporated*                                                        2,200            27,390
Novellus Systems, Incorporated*                                          250             8,037
RF Micro Devices, Incorporated*                                        2,050            19,045
Teradyne, Incorporated*                                                  800            19,720
Texas Instruments Incorporated                                           500            15,325
                                                                               ---------------
                                                                                       179,874

SOFTWARE--11.75%
Amdocs Limited*                                                          300             8,364
Microsoft Corporation                                                  1,570            41,605
NDS Group PLC ADR*                                                       700            20,517
PeopleSoft, Incorporated*                                                750            16,185
Red Hat, Incorporated*                                                   800            14,464
Take-Two Interactive Software,
  Incorporated*                                                          300             9,390
VERITAS Software Corporation*                                            200             6,084
                                                                               ---------------
                                                                                       116,609

WIRELESS TELECOMMUNICATION SERVICES--0.46%
SpectraSite, Incorporated*                                               125             4,575
                                                                               ---------------
                                TOTAL COMMON STOCK--93.23%
                                           (Cost $768,990)                             925,032
                                                                               ---------------

                                                                 SHARES             VALUE
CASH EQUIVALENTS
SM&R Money Market Fund,
  0.51% (a)                                                           69,035   $        69,035
                             TOTAL CASH EQUIVALENTS--6.96%
                                            (Cost $69,035)                              69,035
                                                                               ---------------
                                TOTAL INVESTMENTS--100.19%
                                           (Cost $838,025)                             994,067
                                 LIABILITIES IN EXCESS OF
                                     OTHER ASSETS--(0.19)%                              (1,907)
                                                                               ---------------
                                       NET ASSETS--100.00%                     $       992,160
                                                                               ===============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited)
SM&R ALGER TECHNOLOGY FUND

ASSETS
Investment in securities, at value (Cost $838,025)                                                        $      994,067
Prepaid expenses                                                                                                   7,767
Receivable for:
   Investment securities sold                                                                                     13,123
   Capital stock sold                                                                                                400
   Dividends                                                                                                          28
   Expense reimbursement                                                                                           3,066
                                                                                                          --------------
                                                                                           TOTAL ASSETS        1,018,451
                                                                                                          --------------
LIABILITIES
Investment securities purchased                                                                                   15,087
Accrued:
   Investment advisory fee                                                                                         1,008
   Service fee                                                                                                       187
   Distribution fee                                                                                                1,310
Other liabilities                                                                                                  8,699
                                                                                                          --------------
                                                                                      TOTAL LIABILITIES           26,291
                                                                                                          --------------
                                                          NET ASSETS (applicable to shares outstanding)   $      992,160
                                                                                                          ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                $    1,122,118
Accumulated net realized loss on investments                                                                    (286,000)
Net unrealized appreciation on investments                                                                       156,042
                                                                                                          --------------
Net Assets                                                                                                $      992,160
                                                                                                          ==============
NET ASSETS:
Class A                                                                                                   $      678,492
------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                   $      313,668
------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                       $      992,160
                                                                                                          ==============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   221,591
------------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   100,822
------------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                         $         3.06
   Offering price per share: (Net Assets value of $3.06/95%)                                              $         3.22
------------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                           $         3.11
------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Dividends                                                                                                 $          384
Interest                                                                                                             129
                                                                                                          --------------
                                                                                TOTAL INVESTMENT INCOME              513
                                                                                                          --------------
EXPENSES
Investment advisory fees                                                                                           5,521
Service fees                                                                                                       1,022
Professional fees                                                                                                  2,488
Custody and transaction fees                                                                                       4,186
Directors' fees                                                                                                    1,797
Qualification fees                                                                                                10,018
Shareholder reporting expenses                                                                                       526
Distribution fees                                                                                                  2,340
Insurance expense                                                                                                    445
                                                                                                          --------------
                                                                                         TOTAL EXPENSES           28,343
                                                                               LESS EXPENSES REIMBURSED          (18,809)
                                                                                                          --------------
                                                                                           NET EXPENSES            9,534
                                                                                                          --------------
INVESTMENT LOSS--NET                                                                                              (9,021)
                                                                                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                               94,135
   Change in unrealized appreciation of investments for the period                                                41,769
                                                                                                          --------------
NET GAIN ON INVESTMENTS                                                                                          135,904
                                                                                                          --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $      126,883
                                                                                                          ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          (UNAUDITED)          YEAR
                                                                                       SIX MONTHS ENDED       ENDED
                                                                                         FEBRUARY 29,       AUGUST 31,
                                                                                       ----------------   --------------
                                                                                             2004              2003
                                                                                       ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                                $         (9,021)  $       (9,238)
   Net realized gain on investments                                                              94,135           66,153
   Change in unrealized appreciation                                                             41,769          170,622
                                                                                       ----------------   --------------
   Net increase in net assets resulting from operations                                         126,883          227,537
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                    147,125          152,839
     Class B                                                                                     28,433           27,815
                                                                                       ----------------   --------------
     Total net capital share transactions                                                       175,558          180,654
                                                                                       ----------------   --------------
TOTAL INCREASE                                                                                  302,441          408,191
NET ASSETS
   Beginning of period                                                                          689,719          281,528
                                                                                       ----------------   --------------
   End of period                                                                       $        992,160   $      689,719
                                                                                       ================   ==============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the period.

SM&R ALGER TECHNOLOGY FUND

                                                       CLASS A SHARES
                                   ---------------------------------------------------------
                                   (UNAUDITED)
                                   SIX MONTHS
                                      ENDED
                                   FEBRUARY 29,                 YEAR ENDED AUGUST 31,
                                   ------------     ----------------------------------------
                                     2004 (1)        2003 (1)       2002 (4)         2001
                                   ------------     ----------     ----------     ----------
     Net Asset Value, Beginning
      of Period                    $       2.59     $     1.67     $     3.24     $    10.00
     Investment income
      loss--net                           (0.03)         (0.04)         (0.20)         (0.37)
     Net realized and unrealized
      gain (loss) on investments           0.50           0.96          (1.37)         (6.39)
                                   ------------     ----------     ----------     ----------
           Total from Investment
                      Operations           0.47           0.92          (1.57)         (6.76)
                                   ------------     ----------     ----------     ----------
     Net Asset Value, End of
      Period                       $       3.06     $     2.59     $     1.67     $     3.24
                                   ------------     ----------     ----------     ----------
                Total Return (2)          24.39%**       55.09%        (48.46)%       (67.60)%
                                   ============     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period     $    678,492     $  449,337     $  150,553     $  230,327
     Ratio of expenses with
      reimbursement to average
      net assets (3)                       2.10%*         2.10%          8.51%         10.97%
     Ratio of expenses without
      reimbursement to average
      net assets                           6.27%*        11.46%         12.19%         10.97%
     Ratio of net investment
      loss to average net
      assets                              (1.97)%*       (1.84)%        (8.30)%       (10.32)%
     Portfolio turnover rate              82.22%        291.66%        301.01%        440.50%

                                                        CLASS B SHARES
                                   ---------------------------------------------------------
                                   (UNAUDITED)
                                   SIX MONTHS
                                      ENDED
                                   FEBRUARY 29,             YEAR ENDED AUGUST 31,
                                   ------------     ----------------------------------------
                                     2004 (1)        2003 (1)        2002 (4)        2001
                                   ------------     ----------     ----------     ----------
     Net Asset Value, Beginning
      of Period                    $       2.64     $     1.68     $     3.25     $    10.00
     Investment income
      loss--net                           (0.04)         (0.05)         (0.19)         (0.24)
     Net realized and unrealized
      gain (loss) on investments           0.51           1.01          (1.38)         (6.51)
                                   ------------     ----------     ----------     ----------
           Total from Investment
                      Operations           0.47           0.96          (1.57)         (6.75)
                                   ------------     ----------     ----------     ----------
     Net Asset Value, End of
      Period                       $       3.11     $     2.64     $     1.68     $     3.25
                                   ------------     ----------     ----------     ----------
                Total Return (2)          23.90%**       57.14%        (48.31)%       (67.50)%
                                   ============     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period     $    313,668     $  240,382     $  130,975     $   82,232
     Ratio of expenses with
      reimbursement to average
      net assets (3)                       2.75%*         2.75%          9.42%         14.71%
     Ratio of expenses without
      reimbursement to average
      net assets                           8.10%*        14.16%         14.23%         14.71%
     Ratio of net investment
      loss to average net
      assets                              (2.62)%*       (2.48)%        (9.22)%       (14.21)%
     Portfolio turnover rate              82.22%        291.66%        301.01%        440.50%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 2.10% for class A and 2.75% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                 SHARES             VALUE
COMMON STOCK

BIO TECHNOLOGY--10.37%
Biogen Idec Incorporated*                                                450   $        24,952
Genetech, Incorporated*                                                  650            70,129
Genzyme Corporation*                                                     400            20,312
Invitrogen Corporation*                                                  300            22,110
Millennium Pharmaceuticals,
  Incorporated*                                                        1,400            24,934
QLT Incorporated*                                                        450            10,620
                                                                               ---------------
                                                                                       173,057

CAPITAL MARKETS--0.77%
Piper Jaffray Companies, Incorporated*                                   250            12,880

COMMERCIAL SERVICES & SUPPLIES--1.61%
Apollo Group, Incorporated (Class A)*                                    150            11,422
Monster Worldwide Incorporated*                                          700            15,400
                                                                               ---------------
                                                                                        26,822

COMMUNICATION EQUIPMENT--10.24%
Advanced Fibre Communications,
  Incorporated*                                                        1,350            33,102
Brocade Communications Systems,
  Incorporated*                                                        4,400            30,668
CIENA Corporation*                                                     2,500            14,325
Cisco Systems, Incorporated*                                           1,550            35,805
Corning Incorporated*                                                  2,800            35,140
Nokia Corporation ADR                                                  1,000            21,770
                                                                               ---------------
                                                                                       170,810

COMMUNICATIONS--1.82%
Nortel Networks Corporation*                                           3,800            30,324

CONSUMER FINANCE--1.80%
Capital One Financial Corporation                                        425            30,056

DIVERSIFIED FINANCIALS--2.94%
Citigroup, Incorporated                                                  500            25,130
Morgan Stanley                                                           400            23,904
                                                                               ---------------
                                                                                        49,034

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.92%
Symbol Technologies, Incorporated                                        900            15,318

HEALTH CARE EQUIPMENT & SUPPLIES--5.03%
Boston Scientific Corporation*                                         1,480            60,458
Varian Medical Systems, Incorporated*                                    100             8,374
Zimmer Holdings, Incorporated*                                           200            15,128
                                                                               ---------------
                                                                                        83,960

HEALTH CARE FACILITIES--1.63%
Guidant Corporation                                                      400            27,256

HEALTH CARE PROVIDER & SERVICES--5.07%
Anthem, Incorporated*                                                    250            21,487
Health Management Associates,
  Incorporated (Class A)                                                 700            15,603
PacifiCare Health Systems, Incorporated*                                 400            14,280
Quest Diagnostics Incorporated                                           400   $        33,148
                                                                               ---------------
                                                                                        84,518

HOTELS, RESTAURANTS & LEISURE--1.46%
Royal Caribbean Cruises LTD                                              550            24,338

INTERNET & CATALOG RETAIL--6.12%
eBay Incorporated*                                                     1,100            75,746
Netflix Incorporated*                                                    300            10,320
Priceline.com Incorporated*                                              700            16,107
                                                                               ---------------
                                                                                       102,173

INTERNET SOFTWARE & SERVICES--5.18%
SINA Corporation*                                                        500            22,090
Yahoo! Incorporated*                                                   1,450            64,380
                                                                               ---------------
                                                                                        86,470

LEISURE & ENTERTAINMENT--1.12%
International Game Technology                                            475            18,639

MACHINERY--3.04%
Broadcom Corporation (Class A)*                                        1,250            50,725

MANUFACTURING--0.94%
Dover Corporation                                                        400            15,676

MEDIA--5.93%
Pixar*                                                                   250            16,435
Time Warner Incorporated*                                              2,000            34,500
Walt Disney Company (The)                                                700            18,571
XM Satellite Radio Holdings
  Incorporated*                                                        1,200            29,376
                                                                               ---------------
                                                                                        98,882

PHARMACEUTICALS--7.66%
Allergan, Incorporated                                                   300            26,262
King Pharmaceuticals, Incorporated*                                      950            18,306
Pfizer, Incorporated                                                   1,560            57,174
Teva Pharmaceutical Industries LTD ADR                                   400            26,000
                                                                               ---------------
                                                                                       127,742

RETAILING--0.50%
Tiffany & Company                                                        200             8,410

SEMICONDUCTOR EQUIPMENT &
   PRODUCTS--11.17%
Applied Materials, Incorporated*                                       1,500            31,860
Celestica Incorporated*                                                1,200            21,516
Kulicke & Soffa Industries, Incorporated*                              1,900            23,655
Micron Technology, Incorporated*                                       1,700            25,568
National Semiconductor Corporation*                                      800            31,488
Novellus Systems, Incorporated*                                        1,100            35,365
Texas Instruments Incorporated                                           550            16,858
                                                                               ---------------
                                                                                       186,310

                                                                 SHARES             VALUE
COMMON STOCK

SOFTWARE--7.26%
Fair Issac Corporation                                                   200   $        11,928
Oracle Corporation*                                                    1,800            23,184
PeopleSoft, Incorporated*                                              1,600            34,528
Red Hat, Incorporated*                                                 1,500            27,120
VERITAS Software Corporation*                                            800            24,336
                                                                               ---------------
                                                                                       121,096

SPECIALTY RETAIL--3.96%
Aeropostale, Incorporated*                                               375            12,863
Bed Bath & Beyond Incorporated*                                          500            20,440
Home Depot, Incorporated (The)                                           900            32,679
                                                                               ---------------
                                                                                        65,982
TEXTILES, APPAREL & LUXURY GOODS--0.95%
Coach, Incorporated*                                                     400            15,852

WIRELESS TELECOMMUNICATION SERVICES--1.36%
SpectraSite, Incorporated*                                               200             7,320
Sprint Corporation                                                     1,700            15,300
                                                                               ---------------
                                                                                        22,620
                                TOTAL COMMON STOCK--98.85%
                                         (Cost $1,414,924)                           1,648,950
                                                                               ---------------
CASH EQUIVALENTS

SM&R Money Market Fund,
  0.51% (a)                                                           39,760            39,760
                                                                               ---------------
                             TOTAL CASH EQUIVALENTS--2.39%
                                            (Cost $39,760)                              39,760
                                                                               ---------------
                                TOTAL INVESTMENTS--101.24%
                                         (Cost $1,454,684)                           1,688,710
                                  LIABILITIES IN EXCESS OF
                                     OTHER ASSETS--(1.24)%                             (20,634)
                                                                               ---------------
                                       NET ASSETS--100.00%                     $     1,668,076
                                                                               ===============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited) SM&R ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investment in securities, at value (Cost $1,454,684)                                                      $    1,688,710
Prepaid expenses                                                                                                   7,377
Receivable for:
   Investment securities sold                                                                                     15,197
   Capital stock sold                                                                                                400
   Dividends                                                                                                         526
   Expense reimbursement                                                                                           3,494
                                                                                                          --------------
                                                                                           TOTAL ASSETS        1,715,704
                                                                                                          --------------
LIABILITIES
Investment securities purchased                                                                                   26,390
Capital stock reacquired                                                                                           7,914
Accrued:
   Investment advisory fee                                                                                         1,327
   Service fee                                                                                                       316
   Distribution fee                                                                                                2,281
Other liabilities                                                                                                  9,400
                                                                                                          --------------
                                                                                      TOTAL LIABILITIES           47,628
                                                                                                          --------------
                                                          NET ASSETS (applicable to shares outstanding)   $    1,668,076
                                                                                                          ==============

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                $    1,760,270
Accumulated net realized loss on investments                                                                    (326,220)
Net unrealized appreciation on investments                                                                       234,026
                                                                                                          --------------
Net Assets                                                                                                $    1,668,076
                                                                                                          ==============

NET ASSETS:

Class A                                                                                                   $    1,142,798
------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                   $      525,278
------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                       $    1,668,076
                                                                                                          ==============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   207,780
------------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                    97,736
------------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                         $         5.50
   Offering price per share: (Net Assets value of $5.50/95%)                                              $         5.79
------------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                           $         5.37
------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited) SM&R ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Dividends                                                                                                 $        3,732
Interest                                                                                                             144
                                                                                                          --------------
                                                                                TOTAL INVESTMENT INCOME            3,876
                                                                                                          --------------
EXPENSES
Investment advisory fees                                                                                           8,052
Service fees                                                                                                       1,917
Professional fees                                                                                                  2,489
Custody and transaction fees                                                                                       6,558
Directors' fees                                                                                                    1,797
Qualification fees                                                                                                10,023
Shareholder reporting expenses                                                                                       993
Distribution fees                                                                                                  4,255
Insurance expenses                                                                                                   869
                                                                                                          --------------
                                                                                         TOTAL EXPENSES           36,953
                                                                               LESS EXPENSES REIMBURSED          (21,162)
                                                                                                          --------------
                                                                                           NET EXPENSES           15,791
                                                                                                          --------------
INVESTMENT LOSS--NET                                                                                             (11,915)
                                                                                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                              117,561
   Change in unrealized appreciation of investments for the period                                                51,283
                                                                                                          --------------
NET GAIN ON INVESTMENTS                                                                                          168,844
                                                                                                          --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $      156,929
                                                                                                          ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          (UNAUDITED)          YEAR
                                                                                       SIX MONTHS ENDED        ENDED
                                                                                          FEBRUARY 29,      AUGUST 31,
                                                                                       ----------------   --------------
                                                                                             2004              2003
                                                                                       ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                                $        (11,915)  $      (16,999)
   Net realized gain (loss) on investments                                                      117,561          (52,512)
   Change in unrealized appreciation                                                             51,283          275,926
                                                                                       ----------------   --------------
   Net increase in net assets resulting from operations                                         156,929          206,415
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                     40,159          181,817
     Class B                                                                                     33,628           53,892
                                                                                       ----------------   --------------
     Total net capital share transactions                                                        73,787          235,709
                                                                                       ----------------   --------------
TOTAL INCREASE                                                                                  230,716          442,124
NET ASSETS
   Beginning of period                                                                        1,437,360          995,236
                                                                                       ----------------   --------------
   End of period                                                                       $      1,668,076   $    1,437,360
                                                                                       ================   ==============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                             CLASS A SHARES
                                   ---------------------------------------------------------
                                   (UNAUDITED)
                                    SIX MONTHS
                                      ENDED
                                   FEBRUARY 29,                 YEAR ENDED AUGUST 31,
                                   ------------     ----------------------------------------
                                     2004 (1)        2003 (1)       2002 (4)         2001
                                   ------------     ----------     ----------     ----------
     Net Asset Value, Beginning
      of Period                    $       4.96     $     4.24     $     5.91     $    10.00
     Investment income
      (loss)--net                         (0.03)         (0.06)         (0.17)         (0.25)
     Net realized and unrealized
      gain (loss) on investments           0.57           0.78          (1.50)         (3.84)
                                   ------------     ----------     ----------     ----------
           Total from Investment
                      Operations           0.54           0.72          (1.67)         (4.09)
                                   ------------     ----------     ----------     ----------
     Net Asset Value, End of
      Period                       $       5.50     $     4.96     $     4.24     $     5.91
                                   ============     ==========     ==========     ==========
                Total Return (2)          13.17%**       16.98%        (28.26)%       (40.90)%
                                   ============     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period     $  1,142,798     $  994,871     $  666,982     $  487,497
     Ratio of expenses with
      reimbursement to average
      net assets (3)                       1.85%*         1.85%          4.48%          6.85%
     Ratio of expenses without
      reimbursement to average
      net assets                           4.36%*         5.52%          6.01%          6.85%
     Ratio of net investment
      loss to average net assets          (1.34)%*       (1.27)%        (3.99)%        (5.59)%
     Portfolio turnover rate              78.81%        179.56%        177.62%         70.58%

                                                           CLASS B SHARES
                                   ---------------------------------------------------------
                                   (UNAUDITED)
                                    SIX MONTHS
                                      ENDED
                                   FEBRUARY 29,               YEAR ENDED AUGUST 31,
                                   ------------     ----------------------------------------
                                     2004 (1)         2003 (1)       2002 (4)        2001
                                   ------------     ----------     ----------     ----------
     Net Asset Value, Beginning
      of Period                    $       4.87     $     4.19     $     5.89     $    10.00
     Investment income
      (loss)--net                         (0.05)         (0.08)         (0.21)         (0.18)
     Net realized and unrealized
      gain (loss) on investments           0.55           0.76          (1.49)         (3.93)
                                   ------------     ----------     ----------     ----------
           Total from Investment
                      Operations           0.50           0.68          (1.70)         (4.11)
                                   ------------     ----------     ----------     ----------
     Net Asset Value, End of
      Period                       $       5.37     $     4.87     $     4.19     $     5.89
                                   ============     ==========     ==========     ==========
                Total Return (2)          12.58%**       16.23%        (28.86)%       (41.10)%
                                   ============     ==========     ==========     ==========
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period     $    525,278     $  442,489     $  328,254     $  230,547
     Ratio of expenses with
      reimbursement to average
      net assets (3)                       2.50%*         2.50%          5.56%          7.25%
     Ratio of expenses without
      reimbursement to average
      net assets                           5.77%*         7.36%          7.78%          7.25%
     Ratio of net investment
      loss to average net assets          (2.00)%*       (1.91)%        (5.08)%        (6.12)%
     Portfolio turnover rate              78.81%        179.56%        177.62%         70.58%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.85% for class A and 2.50% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R ALGER SMALL-CAP FUND

                                                                 SHARES             VALUE
COMMON STOCK

AEROSPACE & DEFENSE--0.70%
Alliant Techsystems Incorporated*                                        180   $        10,278

COMMERCIAL BANKS--2.37%
BankAtlantic Bancorp, Incorporated                                       850            15,232
UCBH Holdings, Incorporated                                              500            19,500
                                                                               ---------------
                                                                                        34,732

BIO TECHNOLOGY--3.73%
Onyx Pharmaceuticals, Incorporated*                                      600            22,080
QLT Incorporated*                                                        600            14,160
Tularik Incorporated*                                                  1,000            18,400
                                                                               ---------------
                                                                                        54,640

CAPITAL MARKETS--2.29%
Affiliated Managers Group,
  Incorporated*                                                          200            16,900
Jeffries Group, Incorporated                                             450            16,650
                                                                               ---------------
                                                                                        33,550

COMMERCIAL SERVICES & SUPPLIES--6.27%
Asset Acceptance Capital Corporation*                                    650            11,830
Corinthian Colleges, Incorporated*                                       210            12,631
CoStar Group Incorporated*                                               300            11,709
Education Management Corporation*                                        500            16,005
Gevity HR, Incorporated                                                  900            20,448
Westcorp                                                                 450            19,260
                                                                               ---------------
                                                                                        91,883

COMMUNICATION EQUIPMENT--5.11%
Advanced Fibre Communications,
  Incorporated*                                                          650            15,938
Brocade Communications Systems,
  Incorporated*                                                        1,850            12,894
F5 Networks, Incorporated*                                               500            16,545
Ixia*                                                                  1,200            14,160
Power Intergrations, Incorporated*                                       520            15,330
                                                                               ---------------
                                                                                        74,867

COMPUTER SERVICES--2.33%
Intelligroup, Incorporated*                                            1,400            13,342
Open Solutions Incorporated*                                             850            20,740
                                                                               ---------------
                                                                                        34,082

COMPUTER SOFTWARE--2.31%
Choridant Software, Incorporated*                                      3,200            17,696
Hyperion Solutions Corporation*                                          450            16,083
                                                                               ---------------
                                                                                        33,779

COMPUTERS & PERIPHERALS--1.48%
Avid Technology, Incorporated*                                           350            14,865
Komag, Incorporated*                                                     300             6,852
                                                                               ---------------
                                                                                        21,717

CONSUMER FINANCE--1.47%
First Marblehead Corporation (The)*                                      700            21,476

DIVERSIFIED FINANCIAL SERVICES--2.02%
Doral Financial Corporation                                              300   $        10,236
National Financial Partners Corporation                                  600            19,308
                                                                               ---------------
                                                                                        29,544

ENERGY EQUIPMENT & SERVICES--1.09%
Varco International, Incorporated*                                       800            15,936

ELECTRICAL EQUIPMENT--1.33%
Roper Industries, Incorporated                                           400            19,420

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.02%
Trimble Navigation LTD*                                                  450            14,913

FOOD & STAPLES RETAILING--1.24%
NeighborCare, Incorporated*                                              700            18,165

HEALTH CARE--1.24%
ALARIS Medical Systems, Incorporated*                                    850            18,190

HEALTH CARE EQUIPMENT & SUPPLIES--3.52%
Dade Behring Holdings Incorporated*                                      500            20,425
Fisher Scientific International
  Incorporated*                                                          350            18,638
Intuitive Surgical, Incorporated*                                        700            12,537
                                                                               ---------------
                                                                                        51,600

HEALTH CARE PROVIDERS & SERVICES--4.88%
Kindred Healthcare, Incorporated*                                        350            20,605
PSS World Medical, Incorporated*                                       1,400            17,010
Psychriatic Solutions, Incorporated*                                     850            18,853
Sierra Health Services, Incorporated*                                    450            15,043
                                                                               ---------------
                                                                                        71,511

HOTELS, RESTAURANTS & LEISURE--4.89%
Alliance Gaming Corporation*                                             700            16,982
Applebee's International, Incorporated                                   507            20,741
P.F. Chang's China Bistro, Incorporated*                                 280            13,628
Station Casinos, Incorporated                                            540            20,304
                                                                               ---------------
                                                                                        71,655

HOUSEHOLD DURABLES--1.35%
Furniture Brands International,
  Incorporated                                                           600            19,710

INFORMATION TECHNOLOGY SERVICES--1.98%
Alliance Data Systems Corporation*                                       550            16,473
ManTech International
  Corporation (Class A)*                                                 600            12,528
                                                                               ---------------
                                                                                        29,001

INSURANCE--0.93%
Arch Capital Group LTD*                                                  320            13,571

                                                                 SHARES             VALUE
COMMON STOCK

INTERNET SOFTWARE & SERVICES--3.61%
Internet Security Systems,
  Incorporated*                                                          700   $        12,397
Openwave Systems Incorporated*                                           966            14,645
SINA Corporation*                                                        250            11,045
ValueClick, Incorporated*                                              1,350            14,782
                                                                               ---------------
                                                                                        52,869

MACHINERY--2.32%
Actuant Corporation (Class A)*                                           500            19,955
Terex Corporation*                                                       400            14,012
                                                                               ---------------
                                                                                        33,967

MEDIA--1.85%
Media General, Incorporated (Class A)                                    225            14,580
Radio One, Incorporated*                                                 690            12,551
                                                                               ---------------
                                                                                        27,131

MEDICAL DEVICES--1.27%
Wright Medical Group, Incorporated*                                      570            18,639

MEDICAL SERVICES--1.20%
ILEX Oncology, Incorporated*                                             700            17,500

MISCELLANEOUS--0.54%
MSC Industrial Direct Company,
  Incorporated                                                           275             7,879

OIL & GAS--2.32%
Evergreen Resources, Incorporated*                                       500            16,450
Tom Brown, Incorporated*                                                 500            17,585
                                                                               ---------------
                                                                                        34,035

PAPER PACKAGING & FOREST PRODUCTS--1.18%
Louisana-Pacific Corporation                                             700            17,311

PHARMACEUTICALS--4.42%
Abengix, Incorporated*                                                 1,000            14,740
Angiotech Pharmaceuticals,
  Incorporated*                                                          500            12,720
Medicines Company (The)*                                                 650            17,654
Pharmaceutical Resources,
  Incorporated*                                                          315            19,653
                                                                               ---------------
                                                                                        64,767

RAILROADS--1.07%
Hunt (J.B.) Transport Services,
  Incorporated*                                                          570            15,618

RETAILING--1.36%
Guitar Center, Incorporated*                                             550            19,987

ROAD & RAIL--0.76%
Sirva Incorporated*                                                      500            11,110

SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT--0.92%
ON Semiconductor Corporation*                                          1,600   $        13,536

SEMICONDUCTORS--5.04%
Axcelis Technologies, Incorporated*                                    1,100            12,584
Brooks Automation, Incorporated*                                         650            13,760
Fairchild Semiconductor
  Corporation (Class A)*                                                 700            18,060
Integrated Circuit Systems,
  Incorporated*                                                          540            14,872
Semtech Corporation*                                                     600            14,472
                                                                               ---------------
                                                                                        73,748

SOFTWARE--5.36%
Ascential Software Corporation*                                          550            12,408
Fair Issac Corporation                                                   410            24,452
Quest Software, Incorporated*                                            900            14,193
Take-Two Interactive Software,
  Incorporated*                                                          350            10,955
Verity, Incorporated*                                                  1,000            16,550
                                                                               ---------------
                                                                                        78,558

SPECIALTY RETAIL--4.79%
AnnTaylor Stores Corporation*                                            435            19,923
Children's Place Retail Stores,
  Incorporated (The)*                                                    550            16,852
Cost Plus, Incorporated*                                                 400            15,496
PETCO Animal Supplies, Incorporated*                                     550            17,864
                                                                               ---------------
                                                                                        70,135

TEXTILES, APPAREL & LUXURY GOODS--1.32%
Oxford Industries, Incorporated                                          440            19,338

THRIFTS & MORTGAGE FINANCE--1.09%
Bank Mutual Corporation                                                1,467            16,034
                                                                               ---------------
                                TOTAL COMMON STOCK--93.97%
                                         (Cost $1,119,045)                           1,376,382
                                                                               ---------------

                                                                 SHARES             VALUE
CASH EQUIVALENTS

SM&R Money Market Fund,
  0.51% (a)                                                           86,697   $        86,697
                                                                               ---------------
                             TOTAL CASH EQUIVALENTS--5.92%
                                            (Cost $86,697)                              86,697
                                                                               ---------------
                                 TOTAL INVESTMENTS--99.89%
                                         (Cost $1,205,742)                           1,463,079
                                    CASH AND OTHER ASSETS,
                                   LESS LIABILITIES--0.11%                               1,556
                                                                               ---------------
                                       NET ASSETS--100.00%                     $     1,464,635
                                                                               ===============

ABBREVIATIONS

ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2004 (Unaudited)

SM&R ALGER SMALL-CAP FUND

ASSETS
Investment in securities, at value (Cost $1,205,742)                                                      $    1,463,079
Prepaid expenses                                                                                                   7,957
Receivable for:
   Investment securities sold                                                                                      6,097
   Capital stock sold                                                                                                 50
   Dividends                                                                                                         352
   Expense reimbursement                                                                                           3,495
                                                                                                          --------------
                                                                                           TOTAL ASSETS        1,481,030
                                                                                                          --------------
LIABILITIES
Investment securities purchased                                                                                    4,124
Accrued:
   Investment advisory fee                                                                                         1,091
   Service fee                                                                                                       273
   Distribution fee                                                                                                1,947
Other liabilities                                                                                                  8,960
                                                                                                          --------------
                                                                                      TOTAL LIABILITIES           16,395
                                                                                                          --------------
                                                          NET ASSETS (applicable to shares outstanding)   $    1,464,635
                                                                                                          ==============

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                $    1,269,291
Accumulated net realized loss on investments                                                                     (61,993)
Net unrealized appreciation on investments                                                                       257,337
                                                                                                          --------------
Net Assets                                                                                                $    1,464,635
                                                                                                          ==============

NET ASSETS:
Class A                                                                                                   $    1,001,417
------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                   $      463,218
------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                       $    1,464,635
                                                                                                          ==============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                   154,715
------------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                100,000,000
   Outstanding                                                                                                    71,767
------------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                         $         6.47
   Offering price per share: (Net Assets value of $6.47 / 95%)                                            $         6.81
------------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                           $         6.45
------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R ALGER SMALL-CAP FUND

INVESTMENT INCOME
Dividends                                                                                                 $        1,077
Interest                                                                                                             190
                                                                                                          --------------
                                                                                TOTAL INVESTMENT INCOME            1,267
                                                                                                          --------------

EXPENSES
Investment advisory fees                                                                                           6,396
Service fees                                                                                                       1,599
Professional fees                                                                                                  2,488
Custody and transaction fees                                                                                       7,879
Directors' fees                                                                                                    1,797
Qualification fees                                                                                                 9,482
Shareholder reporting expenses                                                                                     1,019
Distribution fees                                                                                                  3,572
Insurance expenses                                                                                                   605
                                                                                                          --------------
                                                                                         TOTAL EXPENSES           34,837
                                                                               LESS EXPENSES REIMBURSED          (21,315)
                                                                                                          --------------
                                                                                           NET EXPENSES           13,522
                                                                                                          --------------
INVESTMENT LOSS--NET                                                                                             (12,255)
                                                                                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                              221,440
   Change in unrealized appreciation of investments for the period                                                10,657
                                                                                                          --------------
NET GAIN ON INVESTMENTS                                                                                          232,097
                                                                                                          --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $      219,842
                                                                                                          ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          (UNAUDITED)          YEAR
                                                                                       SIX MONTHS ENDED        ENDED
                                                                                          FEBRUARY 29,      AUGUST 31,
                                                                                       ----------------   --------------
                                                                                             2004              2003
                                                                                       ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                                                $        (12,255)  $      (15,753)
   Net realized gain (loss) on investments                                                      221,440          (44,898)
   Change in unrealized appreciation                                                             10,657          297,253
                                                                                       ----------------   --------------
   Net increase (decrease) in net assets resulting from operations                              219,842          236,602
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                     61,582          192,711
     Class B                                                                                     21,256           88,975
                                                                                       ----------------   --------------
     Total net capital share transactions                                                        82,838          281,686
                                                                                       ----------------   --------------
TOTAL INCREASE                                                                                  302,680          518,288
NET ASSETS
   Beginning of period                                                                        1,161,955          643,667
                                                                                       ----------------   --------------
   End of period                                                                       $      1,464,635   $    1,161,955
                                                                                       ================   ==============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER SMALL-CAP FUND

                                                              CLASS A SHARES
                                    -----------------------------------------------------------------
                                    (UNAUDITED)
                                    SIX MONTHS
                                       ENDED                        YEAR ENDED AUGUST 31,
                                    FEBRUARY 29,       ----------------------------------------------
                                      2004 (1)           2003 (1)       2002 (1) (4)         2001
                                    ------------       ------------     ------------     ------------
     Net Asset Value, Beginning
      of Period                     $       5.46       $       4.33     $       5.54     $      10.00
     Investment income (loss)--
      net                                  (0.05)             (0.07)           (0.32)           (0.55)
     Net realized and unrealized
      gain (loss) on investments            1.06               1.20            (0.89)           (3.91)
                                    ------------       ------------     ------------     ------------
            Total from Investment
                       Operations           1.01               1.13            (1.21)           (4.46)
                                    ------------       ------------     ------------     ------------
     Net Asset Value, End of
      Period                        $       6.47       $       5.46     $       4.33     $       5.54
                                    ============       ============     ============     ============
                 Total Return (2)          24.90%**           26.10%          (21.84)%         (44.60)%
                                    ============       ============     ============     ============
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period      $  1,001,417       $    789,625     $    436,796     $    295,132
     Ratio of expenses with
      reimbursement to average
      net assets (3)                        1.90%*             1.90%            6.60%           11.53%
     Ratio of expenses without
      reimbursement to average
      net assets                            4.94%*             6.89%            9.68%           11.53%
     Ratio of net investment
      loss to average net
      assets                               (1.70)%*           (1.64)%          (6.33)%         (10.61)%
     Portfolio turnover rate               85.08%            131.48%          176.50%          138.73%

                                                              CLASS B SHARES
                                    -----------------------------------------------------------------
                                    (UNAUDITED)
                                    SIX MONTHS
                                       ENDED                        YEAR ENDED AUGUST 31,
                                    FEBRUARY 29,       ----------------------------------------------
                                      2004 (1)           2003 (1)       2002 (1) (4)         2001
                                    ------------       ------------     ------------     ------------
     Net Asset Value, Beginning
      of Period                     $       5.47       $       4.32     $       5.65     $      10.00
     Investment income (loss)--
      net                                  (0.07)             (0.10)           (0.41)           (0.37)
     Net realized and unrealized
      gain (loss) on investments            1.05               1.25            (0.92)           (3.98)
                                    ------------       ------------     ------------     ------------
            Total from Investment
                       Operations           0.98               1.15            (1.33)           (4.35)
                                    ------------       ------------     ------------     ------------
     Net Asset Value, End of
      Period                        $       6.45       $       5.47     $       4.32     $       5.65
                                    ============       ============     ============     ============
                 Total Return (2)          24.52%**           26.62%          (23.54)%         (43.50)%
                                    ============       ============     ============     ============
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period      $    463,218       $    372,330     $    206,871     $    171,656
     Ratio of expenses with
      reimbursement to average
      net assets (3)                        2.55%*             2.55%            8.05%           11.97%
     Ratio of expenses without
      reimbursement to average
      net assets                            6.45%*             9.05%           11.65%           11.97%
     Ratio of net investment
      loss to average net
      assets                               (2.35)%*           (2.29)%          (7.77)%         (11.25)%
     Portfolio turnover rate               85.08%            131.48%          176.50%          138.73%

*    Ratios annualzed
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.90% for class A and 2.55% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 29, 2004 (Unaudited)

SM&R ALGER GROWTH FUNDCOMMON STOCK

                                                                   SHARES        VALUE
COMMON STOCK

BEVERAGES--1.04%
Anheuser-Busch Companies,
  Incorporated                                                         500   $      26,610

BIO TECHNOLOGY--5.45%
Amgen Incorporated*                                                    595          37,800
Biogen Idec Incorporated*                                              300          16,635
Genetech, Incorporated*                                                500          53,945
ICOS Corporation*                                                      800          30,624
                                                                             -------------
                                                                                   139,004
CAPITAL MARKETS--2.71%
Affiliated Managers Group,
  Incorporated*                                                        320          27,040
T. Rowe Price Group Incorporated                                       800          42,072
                                                                             -------------
                                                                                    69,112
COMMUNICATION EQUIPMENT--4.57%
Cisco Systems, Incorporated*                                         2,200          50,820
Corning Incorporated*                                                2,300          28,865
Nokia Corporation ADR                                                1,700          37,009
                                                                             -------------
                                                                                   116,694
COMMUNICATIONS--0.31%
Nortel Networks Corporation*                                         1,000           7,980

COMPUTER RELATED & BUSINESS SERVICES--1.10%
EMC Corporation*                                                     1,950          27,924

CONSUMER FINANCE--2.96%
American Express Company                                               750          40,065
Capital One Financial Corporation                                      500          35,360
                                                                             -------------
                                                                                    75,425
DIVERSIFIED FINANCIAL SERVICES--1.05%
Morgan Stanley                                                         450          26,892

ENERGY EQUIPMENT & SERVICES--0.76%
B J Services Company*                                                  450          19,480

FOOD & STAPLES RETAILING--2.10%
Wal-Mart Stores, Incorporated                                          900          53,604

HEALTH CARE EQUIPMENT & SUPPLIES--3.28%
Boston Scientific Corporation*                                       1,700          69,445
C.R. Bard, Incorporated                                                150          14,159
                                                                             -------------
                                                                                    83,604
HEALTH CARE FACILITIES--2.50%
Becton, Dickinson and Company                                          300          14,595
Medtronic, Incorporated                                              1,050          49,245
                                                                             -------------
                                                                                    63,840
HEALTH CARE PROVIDER & SERVICES--4.09%
Caremark Rx, Incorporated*                                           1,800   $      58,068
PacifiCare Health Systems,
  Incorporated*                                                        600          21,420
UnitedHealth Group Incorporated                                        400          24,800
                                                                             -------------
                                                                                   104,288
HOTELS, RESTAURANTS & LEISURE--1.81%
Royal Carribean Cruises LTD                                            600          26,550
Starwood Hotels & Resorts Worldwide,
  Incorporated                                                         500          19,505
                                                                             -------------
                                                                                    46,055
HOUSEHOLD DURABLES--1.05%
Fortune Brands Incorporated                                            375          26,805

INDUSTRIAL CONGLOMERATES--5.14%
General Electric Company                                             1,750          56,910
Tyco International LTD                                               2,600          74,282
                                                                             -------------
                                                                                   131,192
INSURANCE--2.54%
American International Group,
  Incorporated                                                         875          64,750

INTERNET & CATALOG RETAIL--5.76%
Amazon.com, Incorporated*                                              550          23,733
eBay Incorporated*                                                   1,140          78,500
Netflix Incorporated*                                                1,300          44,720
                                                                             -------------
                                                                                   146,953

INTERNET SOFTWARE & SERVICES--1.65%
Yahoo! Incorporated*                                                   950          42,180

LEISURE & EQUIPMENT--1.54%
International Game Technology                                        1,000          39,240

MACHINERY--0.95%
Broadcom Corporation (Class A)*                                        600          24,348

MANUFACTURING--1.23%
Dover Corporation                                                      800          31,352

MEDIA--7.67%
Gannett Company, Incorporated                                          465          40,115
Hughes Electronics Corporation*                                      1,834          31,802
Viacom Incorporated (Class B)                                          500          19,230
Walt Disney Company (The)                                            1,175          31,173
XM Satellite Radio Holdings
  Incorporated*                                                      3,000          73,440
                                                                             -------------
                                                                                   195,760

MULTI-LINE RETAIL--3.19%
Target Corporation                                                   1,850          81,326

OIL & GAS--1.68%
Devon Energy Corporation                                               755          42,869

                                                                   SHARES        VALUE
COMMON STOCK

PHARMACEUTICALS--6.03%
Bristol-Myers Squibb Company                                           600   $      16,692
Pfizer, Incorporated                                                 1,950          71,467
Teva Pharmaceutical Industries
  LTD ADR                                                              400          26,000
Watson Pharmaceuticals,
  Incorporated*                                                        350          16,072
Wyeth                                                                  600          23,700
                                                                             -------------
                                                                                   153,931

SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT--0.71%
Advanced Micro Devices,
  Incorporated*                                                      1,200          18,000

SEMICONDUCTORS--14.89%
Altera Corporation*                                                  2,950          65,136
Analog Devices, Incorporated                                         1,150          57,385
Applied Materials, Incorporated*                                     4,100          87,084
Linear Technology Corporation                                        1,500          59,985
Teradyne, Incorporation*                                             2,550          62,858
Texas Instruments Incorporated                                       1,200          36,780
Xilinx, Incorporated*                                                  250          10,510
                                                                             -------------
                                                                                   379,738
SOFTWARE--6.11%
Microsoft Corporation                                                2,310          61,215
Oracle Corporation*                                                  3,800          48,944
VERITAS Software Corporation*                                        1,500          45,630
                                                                             -------------
                                                                                   155,789
SPECIALTY RETAIL--2.47%
Bed Bath & Beyond Incorporated*                                        650          26,572
Home Depot, Incorporated (The)                                       1,000          36,310
                                                                             -------------
                                                                                    62,882
TEXTILES, APPAREL & LUXURY GOODS--0.79%
NIKE, Incorporated (Class B)                                           275          20,144
                                                                             -------------
                     TOTAL COMMON STOCK--97.13%
                              (Cost $2,215,459)                                  2,477,771
                                                                             -------------

CASH EQUIVALENTS
SM&R Money Market Fund,
  0.51% (a)                                                         41,209   $      41,209
                                                                             -------------
                  TOTAL CASH EQUIVALENTS--1.62%
                                 (Cost $41,209)                                     41,209
                                                                             -------------
                      TOTAL INVESTMENTS--98.75%
                              (Cost $2,256,668)                                  2,518,980
                         CASH AND OTHER ASSETS,
                        LESS LIABILITIES--1.25%                                     31,988
                                                                             -------------
                            NET ASSETS--100.00%                              $   2,550,968
                                                                             =============

ABBREVIATIONS

ADR--American Depository Receipt
*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited)

SM&R ALGER GROWTH FUNDASSETS

Investment in securities, at value (Cost $2,256,668)                                                   $     2,518,980
Prepaid expenses                                                                                                 8,585
Receivable for:
  Investment securities sold                                                                                    62,072
  Capital stock sold                                                                                               155
  Dividends                                                                                                      1,423
  Expense reimbursement                                                                                          3,298
                                                                                                       ---------------
                                                                                        TOTAL ASSETS         2,594,513
                                                                                                       ---------------
LIABILITIES
Investment securities purchased                                                                                 25,358
Capital stock reacquired                                                                                         2,229
Accrued:
  Investment advisory fee                                                                                        1,622
  Service fee                                                                                                      477
  Distribution fee                                                                                               3,710
Other liabilities                                                                                               10,149
                                                                                                       ---------------
                                                                                   TOTAL LIABILITIES            43,545
                                                                                                       ---------------
                                                       NET ASSETS (applicable to shares outstanding)   $     2,550,968
                                                                                                       ===============

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                             $     2,709,398
Accumulated net realized loss on investments                                                                  (420,742)
Net unrealized appreciation on investments                                                                     262,312
                                                                                                       ---------------
Net Assets                                                                                             $     2,550,968
                                                                                                       ===============

NET ASSETS:
Class A                                                                                                $     1,519,252
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                                $     1,031,716
----------------------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                                                     $     2,550,968
                                                                                                       ===============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                                               100,000,000
  Outstanding                                                                                                  259,432
----------------------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                               100,000,000
  Outstanding                                                                                                  180,685
----------------------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                                       $          5.86
  Offering price per share: (Net Assets value of $5.86/95%)                                            $          6.17
----------------------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                                         $          5.71
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R ALGER GROWTH FUND

INVESTMENT INCOME
Dividends                                                                                                 $   7,274
Interest                                                                                                        215
                                                                                                          ---------
                                                                                TOTAL INVESTMENT INCOME       7,489
                                                                                                          ---------
EXPENSES
Investment advisory fees                                                                                      9,293
Service fees                                                                                                  2,733
Professional fees                                                                                             2,301
Custody and transaction fees                                                                                  7,080
Directors' fees                                                                                               1,797
Qualification fees                                                                                            9,763
Shareholder reporting expenses                                                                                1,708
Distribution fees                                                                                             6,771
Insurance expenses                                                                                              952
                                                                                                          ---------
                                                                                         TOTAL EXPENSES      42,398
                                                                               LESS EXPENSES REIMBURSED     (20,819)
                                                                                                          ---------
                                                                                           NET EXPENSES      21,579
INVESTMENT LOSS--NET                                                                                        (14,090)
                                                                                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                         255,467
   Change in unrealized appreciation of investments for the period                                           14,951
                                                                                                          ---------
NET GAIN ON INVESTMENTS                                                                                     270,418
                                                                                                          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $ 256,328
                                                                                                          =========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      (UNAUDITED)          YEAR
                                                                                   SIX MONTHS ENDED       ENDED
                                                                                     FEBRUARY 29,       AUGUST 31,
                                                                                   ----------------    ------------
                                                                                         2004              2003
                                                                                   ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                                             $        (14,090)   $    (17,726)
  Net realized gain (loss) on investments                                                   255,467        (213,882)
  Change in unrealized appreciation                                                          14,951         458,138
                                                                                   ----------------    ------------
  Net increase in net assets resulting from operations                                      256,328         226,530
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                 297,359         241,983
    Class B                                                                                  90,046          86,350
                                                                                   ----------------    ------------
    Total net capital share transactions                                                    387,405         328,333
                                                                                   ----------------    ------------
TOTAL INCREASE                                                                              643,733         554,863
NET ASSETS
  Beginning of period                                                                     1,907,235       1,352,372
                                                                                   ----------------    ------------
  End of period                                                                    $      2,550,968    $  1,907,235
                                                                                   ================    ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER GROWTH FUND

                                                                   CLASS A SHARES
                                        -----------------------------------------------------------------------
                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED
                                          FEBRUARY 29,                      YEAR ENDED AUGUST 31,
                                        ---------------       -------------------------------------------------
                                           2004 (1)             2003 (1)           2002 (4)           2001
                                        ---------------       -------------     -------------     -------------
     Net Asset Value, Beginning
      of Period                         $          5.20       $        4.58     $        6.38     $       10.00
     Investment income
      loss--net                                   (0.03)              (0.04)            (0.12)            (0.21)
     Net realized and unrealized
      gain (loss) on investments                   0.69                0.66             (1.68)            (3.41)
                                        ---------------       -------------     -------------     -------------
                Total from Investment
                           Operations              0.66                0.62             (1.80)            (3.62)
                                        ---------------       -------------     -------------     -------------
     Net Asset Value, End of
      Period                            $          5.86       $        5.20     $        4.58     $        6.38
                                        ===============       =============     =============     =============
                     Total Return (2)             15.81%**            13.54%           (28.21)%          (36.20)%
                                        ===============       =============     =============     =============
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period          $     1,519,252       $   1,071,035     $     698,670     $     608,836
     Ratio of expenses with
      reimbursement to average
      net assets (3)                               1.70%*              1.70%             3.54%             5.52%
     Ratio of expenses without
      reimbursement to average
      net assets                                   3.51%*              4.76%             4.65%             5.52%
     Ratio of net investment
      loss to average net
      assets                                      (1.01)%*            (0.86)%           (2.64)%           (4.49)%
     Portfolio turnover rate                      97.56%             222.55%           180.20%            65.24%

                                                                    CLASS B SHARES
                                        ---------------------------------------------------------------------
                                         (UNAUDITED)
                                         SIX MONTHS
                                           ENDED
                                         FEBRUARY 29,                      YEAR ENDED AUGUST 31,
                                        -------------       -------------------------------------------------
                                          2004 (1)             2003 (1)         2002 (4)            2001
                                        -------------       -------------     -------------     -------------
     Net Asset Value, Beginning
      of Period                         $        5.08       $        4.51     $        6.31     $       10.00
     Investment income
      loss--net                                 (0.04)              (0.07)            (0.15)            (0.13)
     Net realized and unrealized
      gain (loss) on investments                 0.67                0.64             (1.65)            (3.56)
                                        -------------       -------------     -------------     -------------
                Total from Investment
                           Operations            0.63                0.57             (1.80)            (3.69)
                                        -------------       -------------     -------------     -------------
     Net Asset Value, End of
      Period                            $        5.71       $        5.08     $        4.51     $        6.31
                                        =============       =============     =============     =============
                     Total Return (2)           15.35%**            12.64%           (28.53)%          (36.90)%
                                        =============       =============     =============     =============
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period          $   1,031,716       $     836,200     $     653,702     $     456,784
     Ratio of expenses with
      reimbursement to average
      net assets (3)                             2.35%*              2.35%             4.13%             5.84%
     Ratio of expenses without
      reimbursement to average
      net assets                                 4.37%*              5.53%             5.30%             5.84%
     Ratio of net investment
      loss to average net
      assets                                    (1.67)%*            (1.51)%           (3.24)%           (4.91)%
     Portfolio turnover rate                    97.56%             222.55%           180.20%            65.24%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.70% for class A and 2.35% for class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R GROWTH FUND

                                                                 SHARES          VALUE
COMMON STOCK

AEROSPACE & DEFENSE--2.38%
Boeing Company                                                      28,000   $   1,214,360
Honeywell International
  Incorporated                                                      47,700       1,671,885
                                                                             -------------
                                                                                 2,886,245

AUTOMOBILES--1.24%
Ford Motor Company                                                  43,354         596,117
General Motors Corporation                                          14,700         707,364
Harley-Davidson, Incorporated                                        3,700         196,544
                                                                             -------------
                                                                                 1,500,025

BANKS--8.21%
Bank of America Corporation                                         40,000       3,276,800
PNC Financial Services Group                                        30,000       1,758,600
U.S. Bancorp                                                        91,285       2,604,361
Wells Fargo & Company                                               40,000       2,294,000
                                                                             -------------
                                                                                 9,933,761

BEVERAGES--3.11%
Anheuser-Busch Companies,
  Incorporated                                                      19,000       1,011,180
Coca-Cola Company                                                   34,300       1,713,628
PepsiCo, Incorporated                                               20,000       1,038,000
                                                                             -------------
                                                                                 3,762,808

BIOTECHNOLOGY--2.19%
Amgen Incorporated*                                                 17,900       1,137,187
Genentech, Incorporated*                                            14,000       1,510,460
                                                                             -------------
                                                                                 2,647,647

BUILDING PRODUCTS--0.70%
American Standard Companies
  Incorporated*                                                      7,800         849,888

CHEMICALS--1.26%
Dow Chemical Company (The)                                          15,500         673,785
E.I. du Pont de Nemours and
  Company                                                           11,200         505,008
PPG Industries, Incorporated                                         6,000         352,140
                                                                             -------------
                                                                                 1,530,933

COMMERCIAL SERVICES & SUPPLIES--0.73%
H & R Block, Incorporated                                           16,400         886,420

COMMUNICATION EQUIPMENT--2.55%
Cisco Systems, Incorporated*                                        84,500       1,951,950
Motorola, Incorporated                                              61,700       1,138,365
                                                                             -------------
                                                                                 3,090,315

COMPUTERS & PERIPHERALS--4.11%
Computer Associates International,
  Incorporated                                                       7,000   $     185,920
Dell Incorporated*                                                  31,700       1,035,005
EMC Corporation*                                                    61,500         880,680
Hewlett-Packard Company                                             37,000         840,270
International Business Machines
  Corporation                                                       18,400       1,775,600
Sun Microsystems, Incorporated*                                     48,100         256,854
                                                                             -------------
                                                                                 4,974,329

CONTAINERS & PACKAGING--0.52%
Sealed Air Corporation*                                             12,500         623,125

DIVERSIFIED FINANCIALS--7.51%
Citigroup, Incorporated                                             74,100       3,724,266
J.P. Morgan Chase & Company                                         55,500       2,276,610
Morgan Stanley                                                      51,000       3,047,760
Piper Jaffray Companies,
  Incorporated*                                                        912          46,986
                                                                             -------------
                                                                                 9,095,622

DIVERSIFIED TELECOMMUNICATION
  SERVICES--3.01%
Alltel Corporation                                                   8,300         429,940
BellSouth Corporation                                               32,500         895,700
SBC Communications Incorporated                                     43,400       1,042,034
Verizon Communications
  Incorporated                                                      16,400         628,612
Vodafone Group PLC ADR                                              26,000         649,220
                                                                             -------------
                                                                                 3,645,506

ELECTRIC UTILITIES--1.67%
Dominion Resources, Incorporated                                     3,800         238,754
Exelon Corporation                                                   9,100         610,974
Southern Company (The)                                              19,200         582,144
Wisconsin Energy Corporation                                        18,400         594,688
                                                                             -------------
                                                                                 2,026,560

ELECTRICAL EQUIPMENT & INSTRUMENTS--0.37%
Agilent Technologies, Incorporated*                                  4,800         164,112
Jabil Circuit, Incorporated*                                         4,000         111,920
Molex Incorporated                                                   2,300          72,864
Thermo Electron Corporation*                                         3,300          92,631
                                                                             -------------
                                                                                   441,527

ENERGY EQUIPMENT & SERVICES--0.70%
Schlumberger Limited                                                13,100         844,819

FOOD PRODUCTS--2.39%
ConAgra Foods, Incorporated                                         43,800       1,190,922
McCormick & Company,
  Incorporated                                                      38,700       1,210,149
Sensient Technologies Corporation                                   25,000         493,750
                                                                             -------------
                                                                                 2,894,821

                                                                 SHARES          VALUE
COMMON STOCK

FOOD & DRUG RETAILING--3.60%
SUPERVALU Incorporated                                              27,800   $     786,740
Wal-Mart Stores, Incorporated                                       60,000       3,573,600
                                                                             -------------
                                                                                 4,360,340

GAS--0.67%
El Paso Corporation                                                 30,400         226,176
Kinder Morgan, Incorporated                                          4,800         296,208
Sempra Energy                                                        9,200         291,640
                                                                             -------------
                                                                                   814,024

GOVERNMENT AGENCY--1.03%
Federal Home Loan Mortgage
  Corporation                                                       20,200       1,250,784

HEALTH CARE EQUIPMENT & SUPPLIES--2.04%
Beckman Coulter, Incorporated                                       22,500       1,183,050
Medtronic, Incorporated                                             21,400       1,003,660
Zimmer Holdings, Incorporated*                                       3,740         282,894
                                                                             -------------
                                                                                 2,469,604

HEALTH CARE PROVIDERS & SERVICES--0.57%
McKesson Corporation                                                25,300         690,943

HOTELS, RESTAURANTS & LEISURE--1.53%
Fairmont Hotels & Resorts
  Incorporated                                                       8,950         229,389
Starwood Hotels & Resorts
  Worldwide, Incorporated                                           41,700       1,626,717
                                                                             -------------
                                                                                 1,856,106

HOUSEHOLD DURABLES--0.63%
Stanley Works (The)                                                 19,600         759,108

HOUSEHOLD PRODUCTS--2.89%
Kimberly-Clark Corporation                                          14,800         957,264
Newell Rubbermaid Incorporated                                      19,100         488,769
Procter & Gamble Company                                            20,000       2,050,200
                                                                             -------------
                                                                                 3,496,233

INDUSTRIAL CONGLOMERATES--4.53%
3M Company                                                          10,400         811,408
Danaher Corporation                                                 12,200       1,093,486
General Electric Company                                           110,200       3,583,704
                                                                             -------------
                                                                                 5,488,598

INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.79%
Automatic Data Processing,
  Incorporated                                                      12,700         539,115
Electronic Data Systems
  Corporation                                                       10,900         208,735
SunGard Data Systems
  Incorporated*                                                      7,100         206,397
                                                                             -------------
                                                                                   954,247

INSURANCE--4.57%
American International Group,
  Incorporated                                                      29,260   $   2,165,240
Brown & Brown, Incorporated                                         24,400         900,360
Prudential Financial, Incorporated                                  49,200       2,282,388
Travelers Property Casualty
  Corporation (Class A)                                              3,201          58,130
Travelers Property Casualty
  Corporation (Class B)                                              6,577         119,964
                                                                             -------------
                                                                                 5,526,082

MACHINERY--1.94%
Caterpillar Incorporated                                            15,100       1,143,825
Ingersoll-Rand Company (Class A)                                    18,200       1,209,936
                                                                             -------------
                                                                                 2,353,761

MEDIA--3.66%
Comcast Corporation
  (Special Class A)*                                                26,900         808,076
Omnicom Group Incorporated                                           3,200         261,760
Time Warner Incorporated*                                           48,600         838,350
Viacom Incorporated (Class B)*                                      19,200         738,432
Walt Disney Company (The)                                           67,000       1,777,510
                                                                             -------------
                                                                                 4,424,128

MISCELLANEOUS--1.07%
Nasdaq-100 Index Tracking Stock                                     35,400       1,293,870

MULTI-LINE RETAIL--0.46%
Target Corporation                                                  12,600         553,896

OFFICE ELECTRONICS--0.12%
Xerox Corporation*                                                  10,100         142,814

OIL & GAS--4.97%
Anadarko Petroleum Corporation                                      10,600         543,250
BP PLC ADR                                                          27,400       1,348,080
ChevronTexaco Corporation                                           14,300       1,263,405
Royal Dutch Petroleum
  Company ADR                                                       32,500       1,611,675
Unocal Corporation                                                  33,000       1,254,000
                                                                             -------------
                                                                                 6,020,410

PAPER & FOREST PRODUCTS--0.25%
International Paper Company                                          6,900         305,394

PHARMACEUTICALS--6.71%
Bristol-Myers Squibb Company                                        17,400         484,068
Johnson & Johnson                                                   38,500       2,075,535
Merck & Company, Incorporated                                       26,700       1,283,736
Pfizer, Incorporated                                                88,040       3,226,666
Watson Pharmaceuticals,
  Incorporated*                                                     14,000         642,880
Wyeth                                                               10,400         410,800
                                                                             -------------
                                                                                 8,123,685

                                                                 SHARES          VALUE
COMMON STOCK

SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.13%
Analog Devices, Incorporated*                                        3,900   $     194,610
Intel Corporation                                                   91,800       2,683,314
KLA-Tencor Corporation*                                              2,900         153,120
Linear Technology Corporation                                        3,800         151,962
Maxim Integrated Products,
  Incorporated                                                       3,400         169,694
Micron Technology, Incorporated*                                     6,300          94,752
Texas Instruments Incorporated                                      46,400       1,422,160
Xilinx, Incorporated*                                                3,100         130,324
                                                                             -------------
                                                                                 4,999,936

SOFTWARE--3.83%
Electronics Arts Incorporated*                                       4,800         226,368
Intuit Incorporated*                                                 3,100         137,516
Microsoft Corporation                                              118,000       3,127,000
Oracle Corporation*                                                 65,700         846,216
PeopleSoft, Incorporated*                                            5,900         127,322
VERITAS Software Corporation*                                        5,650         171,873
                                                                             -------------
                                                                                 4,636,295

SPECIALTY RETAIL--2.53%
Bed Bath & Beyond Incorporated*                                     13,900         568,232
Chico's FAS, Incorporated*                                          18,200         778,050
Home Depot, Incorporated (The)                                      25,900         940,429
Limited Brands                                                      39,300         776,175
                                                                             -------------
                                                                                 3,062,886

TRADING COMPANIES & DISTRIBUTORS--0.57%
W.W. Grainger, Incorporated                                         14,700         694,575

WIRELESS TELECOMMUNICATION SERVICES--0.69%
A T & T Wireless Services
  Incorporated*                                                     43,977         597,208
Nextel Communications,
  Incorporated (Class A)*                                            9,000         238,410
                                                                             -------------
                                                                                   835,618
                     TOTAL COMMON STOCK--96.43%
                             (Cost $83,879,131)                                116,747,688
                                                                             -------------
CASH EQUIVALENTS

SM&R Money Market Fund,
  0.51% (a)                                                            478             478
                                                                             -------------
                  TOTAL CASH EQUIVALENTS--0.00%
                                   (Cost $478 )                                        478
                                                                             -------------

                                                                  FACE
                                                                 AMOUNT         VALUE
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--0.36%
Countrywide Home Loans,
  Incorporated, 1.06%, 03/05/04                                $   438,000   $     437,923

FOOD PRODUCTS--2.05%
Kraft Foods
  Incorporated, 1.05%, 03/04/04                                  2,485,000       2,484,637

PHARMACEUTICALS--0.74%
Schering-Plough Corporation,
  1.07%, 03/01/04                                                  893,000         892,947

ROAD & RAIL--0.32%
Ryder System, Incorporated,
  1.07%, 03/02/04                                                  380,000         379,966
                                                                             -------------
                  TOTAL COMMERCIAL PAPER--3.47%
                              (Cost $4,195,473)                                  4,195,473
                                                                             -------------
                      TOTAL INVESTMENTS--99.90%
                             (Cost $88,075,082)                                120,943,639
                         CASH AND OTHER ASSETS,
                        LESS LIABILITIES--0.10%                                    125,164
                                                                             -------------
                            NET ASSETS--100.00%                              $ 121,068,803
                                                                             =============

ABBREVIATIONS

ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2004 (Unaudited)

SM&R GROWTH FUND

ASSETS

Investments in securities, at value (Cost $88,075,082)                                                    $ 120,943,639
Prepaid expenses                                                                                                 19,850
Receivable for:
   Capital stock sold                                                                                            39,167
   Dividends                                                                                                    196,330
   Expense Reimbursement                                                                                          1,073
Other assets                                                                                                     93,341
                                                                                                          -------------
                                                                                           TOTAL ASSETS     121,293,400
                                                                                                          -------------
LIABILITIES
Capital stock reacquired                                                                                         87,626
Accrued:
   Investment advisory fee                                                                                       67,509
   Service fee                                                                                                   22,368
   Distribution fee                                                                                               9,842
Other liabilities                                                                                                37,252
                                                                                                          -------------
                                                                                      TOTAL LIABILITIES         224,597
                                                                                                          -------------
                                                          NET ASSETS (applicable to shares outstanding)   $ 121,068,803
                                                                                                          =============

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                $ 117,752,074
Undistributed net investment income                                                                             109,342
Accumulated net realized loss on investments                                                                (29,661,170)
Net unrealized appreciation on investments                                                                   32,868,557
                                                                                                          -------------
Net Assets                                                                                                $ 121,068,803
                                                                                                          =============

NET ASSETS:
Class A                                                                                                   $   6,109,747
-----------------------------------------------------------------------------------------------------------------------
Class B                                                                                                   $   3,240,633
-----------------------------------------------------------------------------------------------------------------------
Class T                                                                                                   $ 111,718,423
-----------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS:                                                                                      $ 121,068,803
                                                                                                          =============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                                                                50,000,000
   Outstanding                                                                                                1,562,622
-----------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                25,000,000
   Outstanding                                                                                                  844,085
-----------------------------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                                                95,000,000
   Outstanding                                                                                               28,004,606
-----------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                         $        3.91
   Offering price per share: (Net Assets value of $3.91/95.00%)                                           $        4.12
-----------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                           $        3.84
-----------------------------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                                         $        3.99
   Offering price per share: (Net Assets value of $3.99/94.25%)                                           $        4.23
-----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R GROWTH FUND

INVESTMENT INCOME
Dividends                                                                                                 $   1,041,381
Interest                                                                                                         16,068
                                                                                                          -------------
                                                                                TOTAL INVESTMENT INCOME       1,057,449
                                                                                                          -------------

EXPENSES
Investment advisory fees                                                                                        415,891
Service fees                                                                                                    138,003
Professional fees                                                                                                 9,438
Custody and transaction fees                                                                                     11,191
Directors' fees                                                                                                   1,797
Qualification fees                                                                                               14,492
Shareholder reporting expenses                                                                                   31,619
Insurance expenses                                                                                               19,471
Distribution fees                                                                                                18,089
                                                                                                          -------------
                                                                                         TOTAL EXPENSES         659,991
                                                                               LESS EXPENSES REIMBURSED          (8,454)
                                                                                                          -------------
                                                                                           NET EXPENSES         651,537
                                                                                                          -------------
INVESTMENT INCOME--NET                                                                                          405,912
                                                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                           2,086,859
   Change in unrealized appreciation of investments for the period                                           12,402,115
                                                                                                          -------------
NET GAIN ON INVESTMENTS                                                                                      14,488,974
                                                                                                          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $  14,894,886
                                                                                                          =============

STATEMENT OF CHANGES IN NET ASSETS

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                            FEBRUARY 29,        AUGUST 31,
                                                          ----------------     ------------
                                                                2004              2003
                                                          ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                 $        405,912    $     609,813
   Net realized gain (loss) on investments                       2,086,859       (7,083,270)
   Change in unrealized appreciation                            12,402,115       16,105,173
                                                          ----------------    -------------
   Net increase in net assets resulting from operations         14,894,886        9,631,716
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                       (18,069)         (20,780)
     Class B                                                        (5,732)          (2,731)
     Class T                                                      (413,513)        (557,596)
                                                          ----------------    -------------
     Total distributions to shareholders                          (437,314)        (581,107)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                       376,089         (627,924)
     Class B                                                       163,214         (115,549)
     Class T                                                    (2,049,732)      (6,971,637)
                                                          ----------------    -------------
     Total net capital share transactions                       (1,510,429)      (7,715,110)
                                                          ----------------    -------------
TOTAL INCREASE                                                  12,947,143        1,335,499
NET ASSETS
   Beginning of period                                         108,121,660      106,786,161
                                                          ----------------    -------------
   End of period                                          $    121,068,803    $ 108,121,660
                                                          ================    =============
Undistributed Net Investment Income                       $        109,342    $     140,744
                                                          ================    =============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                               CLASS T SHARES
                                                       ---------------------------------------------------------------
                                                       (UNAUDITED)
                                                        SIX MONTHS                                        EIGHT
                                                          ENDED                                       MONTHS ENDED
                                                       FEBRUARY 29,        YEAR ENDED AUGUST 31,       AUGUST 31,
                                                       ------------       -----------------------     ------------
                                                           2004              2003          2002           2001
                                                       ------------       ---------     ---------     ------------
     Net Asset Value, Beginning of Period              $       3.52       $    3.21     $    4.25     $       5.60
     Investment income--net                                    0.01            0.03          0.01             0.01
     Net realized and unrealized gain (loss) on
      investments                                              0.47            0.30         (1.04)           (1.35)
                                                       ------------       ---------     ---------     ------------
               Total from Investment Operations                0.48            0.33         (1.03)           (1.34)
     Less distributions from
        Investment income--net                                (0.01)          (0.02)        (0.01)           (0.01)
        Capital gains                                            --              --            --               --
                                                       ------------       ---------     ---------     ------------
                            Total Distributions               (0.01)          (0.02)        (0.01)           (0.01)
                                                       ------------       ---------     ---------     ------------
     Net Asset Value, End of Period                    $       3.99       $    3.52     $    3.21     $       4.25
                                                       ============       =========     =========     ============
                               Total Return (1)               15.42%**        10.30%       (24.24)%         (23.99)%**
                                                       ============       =========     =========     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $    111,718       $ 100,383     $  98,912     $    140,530
     Ratio of expenses to average net assets                   1.12%*          1.15%         1.10%            1.08%*
     Ratio of net investment income to average
      net assets                                               0.75%*          0.63%         0.34%            0.31%*
     Portfolio turnover rate                                   4.34%          22.97%        41.74%           18.28%

                                                                  CLASS T SHARES
                                                       -------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                                          2000          1999          1998
                                                       ---------     ---------     ---------
     Net Asset Value, Beginning of Period              $    6.77     $    5.69     $    5.24
     Investment income--net                                 0.03          0.03          0.04
     Net realized and unrealized gain (loss) on
      investments                                          (0.65)         1.35          0.85
                                                       ---------     ---------     ---------
               Total from Investment Operations            (0.62)         1.38          0.89
     Less distributions from
        Investment income--net                             (0.03)        (0.03)        (0.04)
        Capital gains                                      (0.52)        (0.27)        (0.40)
                                                       ---------     ---------     ---------
                            Total Distributions            (0.55)        (0.30)        (0.44)
                                                       ---------     ---------     ---------
     Net Asset Value, End of Period                    $    5.60     $    6.77     $    5.69
                                                       =========     =========     =========
                               Total Return (1)            (8.25)%       24.49%        18.35%
                                                       =========     =========     =========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $ 194,150     $ 230,203     $ 203,109
     Ratio of expenses to average net assets                0.81%         0.87%         0.85%
     Ratio of net investment income to average
      net assets                                            0.47%         0.44%         0.69%
     Portfolio turnover rate                               19.68%        16.13%        27.31%

                                                                                 CLASS A SHARES
                                                        -----------------------------------------------------------------
                                                            (UNAUDITED)                                          EIGHT
                                                            SIX MONTHS                                       MONTHS ENDED
                                                        ENDED FEBRUARY 29,        YEAR ENDED AUGUST 31,       AUGUST 31,
                                                        ------------------       ---------     ---------     ------------
                                                               2004                 2003          2002           2001
                                                        ------------------       ---------     ---------     ------------
      Net Asset Value, Beginning of Period              $             3.45       $    3.15     $    4.18     $       5.55
      Investment income (loss)--net                                   0.01            0.01         (0.01)              --
      Net realized and unrealized gain (loss) on
       investments                                                    0.46            0.30         (1.02)           (1.37)
                                                        ------------------       ---------     ---------     ------------
                     Total from Investment Operations                 0.47            0.31         (1.03)           (1.37)
      Less distributions from
         Investment income--net                                      (0.01)          (0.01)           --               --
         Capital gains                                                  --              --            --               --
                                                        ------------------       ---------     ---------     ------------
                                  Total Distributions                (0.01)          (0.01)         0.00             0.00
                                                        ------------------       ---------     ---------     ------------
      Net Asset Value, End of Period                    $             3.91       $    3.45     $    3.15     $       4.18
                                                        ==================       =========     =========     ============

                                     Total Return (1)                15.36%**        10.00%       (24.61)%         (24.68)%**
                                                        ==================       =========     =========     ============
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)         $            6,110       $   5,039     $   5,287     $      5,971
      Ratio of expenses with reimbursement to
       average net assets (2)                                         1.36%*          1.36%         1.47%            1.50%*
      Ratio of expenses without reimbursement
       to average net assets                                          1.53%*          1.60%         1.55%            1.50%*
      Ratio of net investment gain (loss) to
       average net assets                                             0.50%*          0.42%        (0.03)%          (0.13)%*
      Portfolio turnover rate                                         4.34%          22.97%        41.74%           18.28%

                                                              CLASS A SHARES
                                                       -----------------------------
                                                                        PERIOD FROM
                                                           YEAR          JANUARY 1,
                                                           ENDED             TO
                                                       DECEMBER 31,     DECEMBER 31,
                                                       ------------     ------------
                                                            2000             1999
                                                       ------------     ------------
     Net Asset Value, Beginning of Period              $       6.73     $       5.69
     Investment income (loss)--net                             0.01             0.01
     Net realized and unrealized gain (loss) on
      investments                                             (0.66)            1.30
                                                       ------------     ------------
                    Total from Investment Operations          (0.65)            1.31
     Less distributions from
        Investment income--net                                (0.01)              --
        Capital gains                                         (0.52)           (0.27)
                                                       ------------     ------------
                                 Total Distributions          (0.53)           (0.27)
                                                       ------------     ------------
     Net Asset Value, End of Period                    $       5.55     $       6.73
                                                       ============     ============
                                    Total Return (1)          (8.76)%          23.45%
                                                       ============     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $      6,856     $      3,776
     Ratio of expenses with reimbursement to
      average net assets (2)                                   1.30%            1.51%
     Ratio of expenses without reimbursement
      to average net assets                                    1.30%            1.51%
     Ratio of net investment gain (loss) to
      average net assets                                      (0.02)%          (0.19)%
     Portfolio turnover rate                                  19.68%           16.13%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge.
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for class A and 1.86% for class B.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                                    CLASS B SHARES
                                                       -------------------------------------------------------------------
                                                           (UNAUDITED)                                           EIGHT
                                                           SIX MONTHS                                         MONTHS ENDED
                                                       ENDED FEBRUARY 29,         YEAR ENDED AUGUST 31,        AUGUST 31,
                                                       ------------------       -------------------------     ------------
                                                              2004                 2003            2002           2001
                                                       ------------------       ---------       ---------     ------------
     Net Asset Value, Beginning of Period              $             3.39       $    3.11       $    4.13     $       5.47
     Investment income (loss)--net                                   0.01           (0.01)          (0.02)           (0.02)
     Net realized and unrealized gain (loss) on
      investments                                                    0.45            0.29           (1.00)           (1.32)
                                                       ------------------       ---------       ---------     ------------
               Total from Investment Operations                      0.46            0.28           (1.02)           (1.34)
     Less distributions from
        Investment income--net                                      (0.01)          (0.00)***          --               --
        Capital gains                                                  --              --              --               --
                                                       ------------------       ---------       ---------     ------------
                            Total Distributions                     (0.01)           0.00            0.00             0.00
                                                       ------------------       ---------       ---------     ------------
     Net Asset Value, End of Period                    $             3.84       $    3.39       $    3.11     $       4.13
                                                       ==================       =========       =========     ============
                               Total Return (1)                     15.17%**         9.12%         (24.70)%         (24.50)%**
                                                       ==================       =========       =========     ============
     RATIOS (IN PERCENTAGES)/ SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $            3,241       $   2,700       $   2,587     $      2,826
     Ratio of expenses with reimbursement to
      average net assets (2)                                         1.86%*          1.86%           1.97%            2.00%*
     Ratio of expenses without reimbursement
      to average net assets                                          2.10%*          2.24%           2.19%            2.00%*
     Ratio of net investment gain (loss) to
      average net assets                                             0.00%*         (0.08)%         (0.53)%          (0.78)%*
     Portfolio turnover rate                                         4.34%          22.97%          41.74%           18.28%

                                                              CLASS B SHARES
                                                       -----------------------------
                                                                        PERIOD FROM
                                                           YEAR          JANUARY 1,
                                                           ENDED             TO
                                                       DECEMBER 31,     DECEMBER 31,
                                                       ------------     ------------
                                                            2000             1999
                                                       ------------     ------------
     Net Asset Value, Beginning of Period              $       6.66     $       5.69
     Investment income (loss)--net                            (0.02)              --
     Net realized and unrealized gain (loss) on
      investments                                             (0.65)            1.24
                                                       ------------     ------------
               Total from Investment Operations               (0.67)            1.24
     Less distributions from
        Investment income--net                                   --               --
        Capital gains                                         (0.52)           (0.27)
                                                       ------------     ------------
                            Total Distributions               (0.52)           (0.27)
                                                       ------------     ------------
     Net Asset Value, End of Period                    $       5.47     $       6.66
                                                       ============     ============
                               Total Return (1)               (9.17)%          22.04%
                                                       ============     ============
     RATIOS (IN PERCENTAGES)/ SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $      3,382     $      1,547
     Ratio of expenses with reimbursement to
      average net assets (2)                                   1.89%            2.01%
     Ratio of expenses without reimbursement
      to average net assets                                    1.89%            2.01%
     Ratio of net investment gain (loss) to
      average net assets                                      (0.66)%          (0.69)%
     Portfolio turnover rate                                  19.68%           16.13%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for class A and 1.86% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R EQUITY INCOME FUND

                                                                  SHARES         VALUE
COMMON STOCK

AEROSPACE & DEFENSE--1.88%
Lockheed Martin Corporation                                         22,600   $   1,045,928
Northrop Grumman Corporation                                        12,000       1,213,320
                                                                             -------------
                                                                                 2,259,248

AUTOMOBILES--2.13%
Ford Motor Company                                                  88,074       1,211,017
General Motors Corporation                                          28,000       1,347,360
                                                                             -------------
                                                                                 2,558,377

BANKS--7.91%
Bank of America Corporation                                         40,000       3,276,800
PNC Financial Services Group                                        33,400       1,957,908
U.S. Bancorp                                                        67,500       1,925,775
Wells Fargo & Company                                               40,500       2,322,675
                                                                             -------------
                                                                                 9,483,158

BEVERAGES--3.11%
Anheuser-Busch Companies,
  Incorporated                                                      18,500         984,570
Coca-Cola Company                                                   35,600       1,778,576
PepsiCo, Incorporated                                               18,600         965,340
                                                                             -------------
                                                                                 3,728,486

BIOTECHNOLOGY--0.76%
Amgen Incorporated*                                                 14,400         914,832

BUILDING PRODUCTS--0.75%
American Standard Companies
  Incorporated*                                                      8,200         893,472

CHEMICALS--1.50%
Dow Chemical Company (The)                                          20,100         873,747
E.I. du Pont de Nemours and Company                                 11,100         500,499
PPG Industries, Incorporated                                         7,200         422,568
                                                                             -------------
                                                                                 1,796,814

COMMERCIAL SERVICES & SUPPLIES--0.93%
Banta Corporation                                                   25,000       1,109,000

COMMUNICATIONS EQUIPMENT--0.76%
Cisco Systems, Incorporated*                                        39,600         914,760

COMPUTERS & PERIPHERALS--0.89%
International Business Machines
  Corporation                                                       11,100       1,071,150

CONTAINERS & PACKAGING--0.46%
Sealed Air Corporation*                                             11,100         553,335

DIVERSIFIED FINANCIALS--7.60%
Citigroup, Incorporated                                             68,400       3,437,784
J.P. Morgan Chase & Company                                         70,850       2,906,267
Morgan Stanley                                                      45,800       2,737,008
Piper Jaffray Companies, Incorporated*                                 675          34,776
                                                                             -------------
                                                                                 9,115,835

DIVERSIFIED TELECOMMUNICATION SERVICES--1.46%
Alltel Corporation                                                   9,650   $     499,870
Verizon Communications                                              15,200         582,616
Vodafone Group PLC ADR                                              26,700         666,699
                                                                             -------------
                                                                                 1,749,185

ELECTRIC UTILITIES--2.60%
Ameren Corporation                                                  15,200         720,480
CenterPoint Energy, Incorporated                                    25,600         267,776
Constellation Energy Group                                          26,300       1,045,425
Exelon Corporation                                                   4,700         315,558
Reliant Resources, Incorporated*                                    20,188         153,429
Southern Company (The)                                              10,000         303,200
Wisconsin Energy Corporation                                         9,800         316,736
                                                                             -------------
                                                                                 3,122,604

ENERGY EQUIPMENT & SERVICES--0.54%
Schlumberger Limited                                                10,000         644,900

FOOD PRODUCTS--3.24%
ConAgra Foods, Incorporated                                         40,000       1,087,600
H.J. Heinz Company                                                  19,000         725,990
McCormick & Company, Incorporated                                   19,500         609,765
Sara Lee Corporation                                                47,300       1,032,086
Sensient Technologies Corporation                                   21,500         424,625
                                                                             -------------
                                                                                 3,880,066

FOOD & DRUG RETAILING--2.80%
Wal-Mart Stores, Incorporated                                       56,300       3,353,228

GOVERNMENT AGENCY--1.03%
Federal Home Loan Mortgage
  Corporation                                                       20,000       1,238,400

HEALTH CARE EQUIPMENT & SUPPLIES--1.24%
Beckman Coulter, Incorporated                                       22,800       1,198,824
Zimmer Holdings, Incorporated*                                       3,760         284,406
                                                                             -------------
                                                                                 1,483,230

HEALTH CARE PROVIDERS & SERVICES--0.42%
Health Management Associates,
  Incorporated (Class A)                                            22,700         505,983

HOTELS, RESTAURANTS & LEISURE--1.42%
Starwood Hotels & Resorts Worldwide,
  Incorporated                                                      43,500       1,696,935

HOUSEHOLD DURABLES--1.19%
Stanley Works (The)                                                 17,900         693,267
Whirlpool Corporation                                               10,000         729,400
                                                                             -------------
                                                                                 1,422,667

HOUSEHOLD PRODUCTS--2.78%
Kimberly-Clark Corporation                                          13,600         879,648
Newell Rubbermaid Incorporated                                      17,800         455,502
Procter & Gamble Company                                            19,500       1,998,945
                                                                             -------------
                                                                                 3,334,095

                                                                  SHARES         VALUE
COMMON STOCK

INDUSTRIAL CONGLOMERATES--4.75%
3M Company                                                          10,200   $     795,804
Danaher Corporation                                                 12,500       1,120,375
General Electric Company                                           116,250       3,780,450
                                                                             -------------
                                                                                 5,696,629

INSURANCE--3.58%
American International Group,
  Incorporated                                                      33,100       2,449,400
Prudential Financial, Incorporated                                  34,400       1,595,816
Travelers Property Casualty
  Corporation (Class A)                                              4,424          80,340
Travelers Property Casualty
  Corporation (Class B)                                              9,089         165,783
                                                                             -------------
                                                                                 4,291,339

MACHINERY--2.01%
Caterpillar Incorporated                                            15,300       1,158,975
Ingersoll-Rand Company (Class A)                                    18,900       1,256,472
                                                                             -------------
                                                                                 2,415,447

MEDIA--3.87%
Comcast Corporation
  (Special Class A)*                                                20,000         584,400
Cox Communications,
  Incorporated (Class A)*                                            9,700         314,280
Time Warner Incorporated*                                           62,100       1,071,225
Viacom Incorporated (Class B)                                       23,300         896,118
Walt Disney Company (The)                                           66,900       1,774,857
                                                                             -------------
                                                                                 4,640,880

MULTI-LINE RETAIL--1.47%
Federated Department Stores,
  Incorporated                                                      33,700       1,764,869

OIL & GAS--7.03%
Anadarko Petroleum Corporation                                      13,600         697,000
BP PLC ADR                                                          23,610       1,161,612
ChevronTexaco Corporation                                           16,760       1,480,746
Exxon Mobil Corporation                                             80,000       3,373,600
Royal Dutch Petroleum Company ADR                                   34,500       1,710,855
                                                                             -------------
                                                                                 8,423,813

PAPER & FOREST PRODUCTS--1.34%
International Paper Company                                          7,000         309,820
Plum Creek Timber Company,
  Incorporated                                                      41,500       1,295,215
                                                                             -------------
                                                                                 1,605,035

PHARMACEUTICALS--10.64%
Allergan, Incorporated                                               9,500   $     831,630
Bristol-Myers Squibb Company                                        37,600       1,046,032
Johnson & Johnson                                                   39,200       2,113,272
Merck & Company, Incorporated                                       25,300       1,216,424
Pfizer, Incorporated                                               130,480       4,782,092
Watson Pharmaceuticals,
  Incorporated*                                                     27,000       1,239,840
Wyeth                                                               38,600       1,524,700
                                                                             -------------
                                                                                12,753,990

REAL ESTATE--7.02%
CenterPoint Properties Corporation                                  44,500       3,442,075
Health Care Property Investors,
  Incorporated                                                      35,700       1,987,776
Public Storage, Incorporated                                        30,500       1,455,765
Weingarten Realty Investors                                         30,900       1,531,095
                                                                             -------------
                                                                                 8,416,711

ROAD & RAIL--0.50%
USFreightways Corporation                                           17,000         600,950

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.48%
Intel Corporation                                                   81,600       2,385,168
Texas Instruments Incorporated                                      19,200         588,480
                                                                             -------------
                                                                                 2,973,648

SOFTWARE--2.94%
Microsoft Corporation                                              133,000       3,524,500

SPECIALTY RETAIL--1.38%
Limited Brands                                                      46,900         926,275
Lowe's Companies, Incorporated                                      13,000         728,000
                                                                             -------------
                                                                                 1,654,275

TOBACCO--1.37%
Altria Group, Incorporated                                          14,700         845,985
R.J. Reynolds Tobacco Holdings,
  Incorporated                                                      12,949         799,342
                                                                             -------------
                                                                                 1,645,327

TRADING COMPANIES &
  DISTRIBUTORS--0.15%
W.W. Grainger, Incorporated                                          3,900         184,275
                                                                             -------------
                                  TOTAL COMMON STOCK--97.93%
                                          (Cost $94,336,613)                   117,421,448
                                                                             -------------
CASH EQUIVALENTS

SM&R Money Market Fund,
  0.51% (a)                                                            118             118
                                                                             -------------
                               TOTAL CASH EQUIVALENTS--0.00%
                                                 (Cost $118)                           118
                                                                             -------------

                                                                   FACE
                                                                  AMOUNT        VALUE
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--0.58%
Countrywide Home Loans,
  Incorporated, 1.06%, 03/05/04                                $   692,000   $     691,878

FOOD PRODUCTS--0.32%
Kraft Foods Incorporated,
  1.05%, 03/04/04                                                  386,000         385,944

PHARMACEUTICALS--1.04%
Schering-Plough Corporation,
  1.07%, 03/01/04                                                1,250,000       1,249,925
                                                                             -------------
                               TOTAL COMMERCIAL PAPER--1.94%
                                           (Cost $2,327,747)                     2,327,747
                                                                             -------------
                                   TOTAL INVESTMENTS--99.87%
                                          (Cost $96,664,478)                   119,749,313
                                      CASH AND OTHER ASSETS,
                                     LESS LIABILITIES--0.13%                       151,829
                                                                             -------------
                                         NET ASSETS--100.00%                 $ 119,901,142
                                                                             =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2004 (Unaudited)

SM&R EQUITY INCOME FUND

ASSETS
Investments in securities, at value (Cost $96,664,478)                             $   119,749,313
Prepaid expenses                                                                            23,145
Receivable for:
   Capital stock sold                                                                       18,136
   Dividends                                                                               232,981
   Expense Reimbursement                                                                     1,749
Other assets                                                                                62,725
                                                                                   ---------------
                                                                    TOTAL ASSETS       120,088,049
                                                                                   ---------------
LIABILITIES
Capital stock reacquired                                                                    54,047
Accrued:
   Investment advisory fee                                                                  66,977
   Service fee                                                                              22,197
   Distribution fee                                                                         18,324
Other liabilities                                                                           25,362
                                                                                   ---------------
                                                               TOTAL LIABILITIES           186,907
                                                                                   ---------------
                                   NET ASSETS (applicable to shares outstanding)   $   119,901,142
                                                                                   ===============

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                         $    97,086,213
Undistributed net investment income                                                        211,730
Accumulated net realized loss on investments                                              (481,636)
Net unrealized appreciation on investments                                              23,084,835
                                                                                   ---------------
NET ASSETS                                                                         $   119,901,142
                                                                                   ===============

NET ASSETS:
Class A                                                                            $     7,749,899
--------------------------------------------------------------------------------------------------
Class B                                                                            $     7,361,278
--------------------------------------------------------------------------------------------------
Class T                                                                            $   104,789,965
--------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                $   119,901,142
                                                                                   ===============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                           50,000,000
   Outstanding                                                                             342,193
--------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                           25,000,000
   Outstanding                                                                             334,916
--------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                           75,000,000
   Outstanding                                                                           4,498,841
--------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                  $         22.65
   Offering price per share: (Net Assets value of $22.65/95.00%)                   $         23.84
--------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                    $         21.98
--------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                  $         23.29
   Offering price per share: (Net Assets value of $23.29/94.25%)                   $         24.71
--------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ending February 29, 2004 (Unaudited)

SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                                                                 $     1,327,708
Interest                                                                                                           13,449
                                                                                                          ---------------
                                                                                TOTAL INVESTMENT INCOME         1,341,157
                                                                                                          ---------------
EXPENSES
Investment advisory fees                                                                                          411,488
Service fees                                                                                                      136,594
Professional fees                                                                                                   9,438
Custody and transaction fees                                                                                       10,105
Directors' fees                                                                                                     1,797
Qualification fees                                                                                                 14,073
Shareholder reporting expenses                                                                                     18,475
Insurance expenses                                                                                                 16,814
Distribution fees                                                                                                  33,672
                                                                                                          ---------------
                                                                                         TOTAL EXPENSES           652,456
                                                                               LESS EXPENSES REIMBURSED           (12,151)
                                                                                                          ---------------
                                                                                           NET EXPENSES           640,305
                                                                                                          ---------------
INVESTMENT INCOME--NET                                                                                            700,852
                                                                                                          ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                                              (279,784)
   Change in unrealized appreciation of investments for the period                                             14,482,328
                                                                                                          ---------------
NET GAIN ON INVESTMENTS                                                                                        14,202,544
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $    14,903,396
                                                                                                          ===============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         (UNAUDITED)           YEAR
                                                                                      SIX MONTHS ENDED         ENDED
                                                                                        FEBRUARY 29,        AUGUST 31,
                                                                                      ----------------    ---------------
                                                                                            2004               2003
                                                                                      ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                             $        700,852    $     1,374,281
   Net realized loss on investments                                                           (279,784)        (3,231,463)
   Change in unrealized appreciation                                                        14,482,328          7,903,312
                                                                                      ----------------    ---------------
   Net increase in net assets resulting from operations                                     14,903,396          6,046,130
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                                   (45,285)           (73,915)
     Class B                                                                                   (33,926)           (58,246)
     Class T                                                                                  (658,473)        (1,284,991)
                                                                                      ----------------    ---------------
     Total distributions to shareholders                                                      (737,684)        (1,417,152)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                                   941,497            154,525
     Class B                                                                                   346,885             89,680
     Class T                                                                                (2,618,057)       (12,527,527)
                                                                                      ----------------    ---------------
     Total net capital share transactions                                                   (1,329,675)       (12,283,322)
                                                                                      ----------------    ---------------
TOTAL INCREASE (DECREASE)                                                                   12,836,037         (7,654,344)
NET ASSETS
   Beginning of period                                                                     107,065,105        114,719,449
                                                                                      ----------------    ---------------
   End of period                                                                      $    119,901,142    $   107,065,105
                                                                                      ================    ===============

Undistributed Net Investment Income                                                   $        211,730    $       248,562
                                                                                      ================    ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                            CLASS T SHARES
                                                       -----------------------------------------------------------
                                                       (UNAUDITED)
                                                        SIX MONTHS                                    EIGHT MONTHS
                                                          ENDED                                          ENDED
                                                       FEBRUARY 29,        YEAR ENDED AUGUST 31,        AUGUST 31,
                                                       ------------       -----------------------     ------------
                                                          2004               2003         2002            2001
                                                       ------------       ---------     ---------     ------------
     Net Asset Value, Beginning of Period              $      20.56       $   19.51     $   23.26     $      25.76
     Investment income--net                                    0.14            0.27          0.27             0.24
     Net realized and unrealized gain (loss) on
      investments                                              2.73            1.04         (3.74)           (2.57)
                                                       ------------       ---------     ---------     ------------
                    Total from Investment Operations           2.87            1.31         (3.47)           (2.33)
     Less distributions from
        Investment income--net                                (0.14)          (0.26)        (0.28)           (0.17)
        Capital gains                                            --              --            --               --
                                                       ------------       ---------     ---------     ------------
                                 Total Distributions          (0.14)          (0.26)        (0.28)           (0.17)
                                                       ------------       ---------     ---------     ------------
     Net Asset Value, End of Period                    $      23.29       $   20.56     $   19.51     $      23.26
                                                       ============       =========     =========     ============
                                    Total Return (1)          14.87%**         6.83%       (15.03)%          (9.07)%**
                                                       ============       =========     =========     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $    104,790       $  94,943     $ 103,396     $    138,566
     Ratio of expenses to average net assets                   1.09%*          1.12%         1.07%            1.06%*
     Ratio of net investment income to average
      net assets                                               1.30%*          1.36%         1.26%            1.43%*
     Portfolio turnover rate                                   2.30%           7.57%        30.99%           18.15%

                                                                    CLASS T SHARES
                                                       -------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                                         2000          1999          1998
                                                       ---------     ---------     ---------
     Net Asset Value, Beginning of Period              $   25.30     $   28.02     $   26.99
     Investment income--net                                 0.46          0.54          0.62
     Net realized and unrealized gain (loss) on
      investments                                           1.54         (0.96)         2.50
                                                       ---------     ---------     ---------
                    Total from Investment Operations        2.00         (0.42)         3.12
     Less distributions from
        Investment income--net                             (0.46)        (0.54)        (0.62)
        Capital gains                                      (1.08)        (1.76)        (1.47)
                                                       ---------     ---------     ---------
                                 Total Distributions       (1.54)        (2.30)        (2.09)
                                                       ---------     ---------     ---------
     Net Asset Value, End of Period                    $   25.76     $   25.30     $   28.02
                                                       =========     =========     =========
                                    Total Return (1)        8.99%        (1.39)%       12.11%
                                                       =========     =========     =========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $ 160,319     $ 187,988     $ 218,980
     Ratio of expenses to average net assets                1.05%         1.05%         1.01%
     Ratio of net investment income to average
      net assets                                            1.73%         1.94%         2.22%
     Portfolio turnover rate                               22.05%         9.81%        19.29%

                                                                                CLASS A SHARES
                                                       -----------------------------------------------------------------
                                                           (UNAUDITED)                                      EIGHT MONTHS
                                                        SIX MONTHS ENDED                                       ENDED
                                                           FEBRUARY 29,          YEAR ENDED AUGUST 31,       AUGUST 31,
                                                       ------------------       -----------------------     ------------
                                                              2004                2003          2002            2001
                                                       ------------------       ---------     ---------     ------------
     Net Asset Value, Beginning of Period              $            20.03       $   19.04     $   22.72     $      25.19
     Investment income--net                                          0.13            0.22          0.18             0.16
     Net realized and unrealized gain (loss) on
      investments                                                    2.63            1.01         (3.63)           (2.49)
                                                       ------------------       ---------     ---------     ------------
                    Total from Investment Operations                 2.76            1.23         (3.45)           (2.33)
     Less distributions from
        Investment income--net                                      (0.14)          (0.24)        (0.23)           (0.14)
        Capital gains                                                  --              --            --               --
                                                       ------------------       ---------     ---------     ------------
                                 Total Distributions                (0.14)          (0.24)        (0.23)           (0.14)
                                                       ------------------       ---------     ---------     ------------
     Net Asset Value, End of Period                    $            22.65       $   20.03     $   19.04     $      22.72
                                                       ==================       =========     =========     ============
                                    Total Return (1)                14.70%**         6.61%       (15.27)%          (9.25)%**
                                                       ==================       =========     =========     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $            7,750       $   5,940     $   5,517     $      6,330
     Ratio of expenses with reimbursement to
      average net assets (2)                                         1.26%*          1.26%         1.44%            1.45%*
     Ratio of expenses without reimbursement
      to average net assets                                          1.43%*          1.50%         1.45%            1.45%*
     Ratio of net investment income to
      average net assets                                             1.13%*          1.21%         0.88%            1.03%*
     Portfolio turnover rate                                         2.30%           7.57%        30.99%           18.15%

                                                               CLASS A SHARES
                                                       -----------------------------
                                                                        PERIOD FROM
                                                          YEAR          JANUARY 1,
                                                          ENDED             TO
                                                       DECEMBER 31,     DECEMBER 31,
                                                       ------------     ------------
                                                           2000             1999
                                                       ------------     ------------
     Net Asset Value, Beginning of Period              $      24.79     $      28.02
     Investment income--net                                    0.36             0.58
     Net realized and unrealized gain (loss) on
      investments                                              1.50            (1.47)
                                                       ------------     ------------
                    Total from Investment Operations           1.86            (0.89)
     Less distributions from
        Investment income--net                                (0.38)           (0.58)
        Capital gains                                         (1.08)           (1.76)
                                                       ------------     ------------
                                 Total Distributions          (1.46)           (2.34)
                                                       ------------     ------------
     Net Asset Value, End of Period                    $      25.19     $      24.79
                                                       ============     ============
                                    Total Return (1)           8.61%           (3.01)%
                                                       ============     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $      5,671     $      4,802
     Ratio of expenses with reimbursement to
      average net assets (2)                                   1.49%            1.51%
     Ratio of expenses without reimbursement
      to average net assets                                    1.49%            1.51%
     Ratio of net investment income to
      average net assets                                       1.32%            1.53%
     Portfolio turnover rate                                  22.05%            9.81%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for class A and 1.76% for class B.

See notes to financial statements.

                                                                                   CLASS B SHARES
                                                       -----------------------------------------------------------------
                                                          (UNAUDITED)                                       EIGHT MONTHS
                                                       SIX MONTHS ENDED                                        ENDED
                                                         FEBRUARY 29,             YEAR ENDED AUGUST 31,     AUGUST 31,
                                                       ------------------       -----------------------     ------------
                                                             2004                  2003         2002            2001
                                                       ------------------       ---------     ---------     ------------
     Net Asset Value, Beginning of Period              $            19.44       $   18.56     $   22.22     $      24.69
     Investment income--net                                          0.07            0.13          0.09             0.08
     Net realized and unrealized gain (loss) on
      investments                                                    2.57            0.94         (3.57)           (2.47)
                                                       ------------------       ---------     ---------     ------------
                    Total from Investment Operations                 2.64            1.07         (3.48)           (2.39)
     Less distributions from
        Investment income--net                                      (0.10)          (0.19)        (0.18)           (0.08)
        Capital gains                                                  --              --            --               --
                                                       ------------------       ---------     ---------     ------------
                                 Total Distributions                (0.10)          (0.19)        (0.18)           (0.08)
                                                       ------------------       ---------     ---------     ------------
     Net Asset Value, End of Period                    $            21.98       $   19.44     $   18.56     $      22.22
                                                       ==================       =========     =========     ============
                                    Total Return (1)                14.41%           5.85%       (15.72)%          (9.68)%**
                                                       ==================       =========     =========     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $            7,361       $   6,182     $   5,806     $      5,688
     Ratio of expenses with reimbursement to
      average net assets (2)                                         1.76%           1.76%         1.94%            1.98%*
     Ratio of expenses without reimbursement
      to average net assets                                          1.94%           1.99%         1.95%            1.98%*
     Ratio of net investment income to
      average net assets                                             0.63%           0.71%         0.37%            0.50%*
     Portfolio turnover rate                                         2.30%           7.57%        30.99%           18.15%

                                                                CLASS B SHARES
                                                       -----------------------------
                                                                        PERIOD FROM
                                                          YEAR           JANUARY 1,
                                                          ENDED             TO
                                                       DECEMBER 31,     DECEMBER 31,
                                                       ------------     ------------
                                                          2000             1999
                                                       ------------     ------------
     Net Asset Value, Beginning of Period              $      24.38     $      28.02
     Investment income--net                                    0.23             0.47
     Net realized and unrealized gain (loss) on
      investments                                              1.45            (1.88)
                                                       ------------     ------------
                    Total from Investment Operations           1.68            (1.41)
     Less distributions from
        Investment income--net                                (0.29)           (0.47)
        Capital gains                                         (1.08)           (1.76)
                                                       ------------     ------------
                                 Total Distributions          (1.37)           (2.23)
                                                       ------------     ------------
     Net Asset Value, End of Period                    $      24.69     $      24.38
                                                       ============     ============
                                    Total Return (1)           7.95%           (4.86)%
                                                       ============     ============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)         $      5,324     $      4,343
     Ratio of expenses with reimbursement to
      average net assets (2)                                   1.99%            2.01%
     Ratio of expenses without reimbursement
      to average net assets                                    1.99%            2.01%
     Ratio of net investment income to
      average net assets                                       0.74%            1.03%
     Portfolio turnover rate                                  22.05%            9.81%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for class A and 1.76% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R BALANCED FUND

                                                                  SHARES        VALUE
COMMON STOCK

AEROSPACE & DEFENSE--0.67%
Honeywell International Incorporated                                 5,900   $     206,795

AIR FREIGHT & COURIERS--0.36%
United Parcel Service,
  Incorporated (Class B)                                             1,600         113,008

AUTOMOBILES--0.95%
Ford Motor Company                                                  11,168         153,560
General Motors Corporation                                           2,900         139,548
                                                                             -------------
                                                                                   293,108

BANKS--7.51%
Bank of America Corporation                                          9,400         770,048
Bank One Corporation                                                 3,100         167,338
PNC Financial Services Group                                         6,100         357,582
U.S. Bancorp                                                        14,500         413,685
Wachovia Corporation                                                 3,600         172,692
Wells Fargo & Company                                                7,800         447,330
                                                                             -------------
                                                                                 2,328,675

BEVERAGES--2.00%
Anheuser-Busch Companies,
  Incorporated                                                       3,100         164,982
Coca-Cola Company                                                    6,000         299,760
PepsiCo, Incorporated                                                3,000         155,700
                                                                             -------------
                                                                                   620,442

BIOTECHNOLOGY--0.51%
Amgen Incorporated*                                                  2,500         158,825

BUILDING PRODUCTS--0.53%
American Standard Companies
  Incorporated*                                                      1,500         163,440

CHEMICALS--0.96%
Dow Chemical Company (The)                                           3,100         134,757
E.I. du Pont de Nemours and Company                                  1,900          85,671
PPG Industries, Incorporated                                         1,300          76,297
                                                                             -------------
                                                                                   296,725

COMMERCIAL SERVICES & SUPPLIES--1.21%
Banta Corporation                                                    5,200         230,672
H & R Block, Incorporated                                            2,700         145,935
                                                                             -------------
                                                                                   376,607

COMMUNICATIONS EQUIPMENT--1.91%
Cisco Systems, Incorporated*                                        23,100         533,610
Motorola, Incorporated                                               3,100          57,195
                                                                             -------------
                                                                                   590,805

COMPUTERS & PERIPHERALS--3.26%
Dell Incorporated*                                                   6,900         225,285
EMC Corporation*                                                    20,100         287,832
Hewlett-Packard Company                                              1,800          40,878
International Business Machines
  Corporation                                                        3,800         366,700
Sun Microsystems, Incorporated*                                     16,700          89,178
                                                                             -------------
                                                                                 1,009,873

CONTAINERS & PACKAGING--0.39%
Sealed Air Corporation*                                              2,400   $     119,640

DIVERSIFIED FINANCIALS--4.17%
American Express Company                                             3,600         192,312
Citigroup, Incorporated                                             14,500         728,770
Morgan Stanley                                                       6,100         364,536
Piper Jaffray Companies Incorporated*                                  145           7,470
                                                                             -------------
                                                                                 1,293,088

DIVERSIFIED TELECOMMUNICATION SERVICES--1.58%
Alltel Corporation                                                   2,000         103,600
SBC Communications Incorporated                                      8,000         192,080
Verizon Communications                                               1,480          56,728
Vodafone Group PLC ADR                                               5,500         137,335
                                                                             -------------
                                                                                   489,743

ELECTRIC UTILITIES--1.86%
Ameren Corporation                                                   3,000         142,200
CenterPoint Energy, Incorporated                                     5,500          57,530
Constellation Energy Group                                           5,000         198,750
Exelon Corporation                                                     700          46,998
Reliant Resources, Incorporated*                                     4,175          31,730
Southern Company (The)                                               1,600          48,512
Wisconsin Energy Corporation                                         1,600          51,712
                                                                             -------------
                                                                                   577,432

ENERGY EQUIPMENT & SERVICES--0.83%
Schlumberger Limited                                                 4,000         257,960

FOOD PRODUCTS--2.41%
ConAgra Foods, Incorporated                                          6,100         165,859
H.J. Heinz Company                                                   2,600          99,346
McCormick & Company, Incorporated                                    5,700         178,239
Sara Lee Corporation                                                 7,200         157,104
Sensient Technologies Corporation                                    7,400         146,150
                                                                             -------------
                                                                                   746,698

FOOD & DRUG RETAILING--1.79%
Wal-Mart Stores, Incorporated                                        9,300         553,908

GOVERNMENT AGENCY--0.78%
Federal Home Loan Mortgage
  Corporation                                                        3,900         241,488

HEALTH CARE EQUIPMENT & SUPPLIES--1.05%
Abbott Laboratories                                                  4,200         179,760
Beckman Coulter, Incorporated                                        2,400         126,192
Zimmer Holdings, Incorporated*                                         260          19,666
                                                                             -------------
                                                                                   325,618

HEALTH CARE PROVIDERS & SERVICES--0.27%
Health Management Associates,
  Incorporated (Class A)                                             3,800          84,702

HOTELS, RESTAURANTS & LEISURE--0.92%
Starwood Hotels & Resorts Worldwide,
  Incorporated                                                       7,300         284,773

                                                                  SHARES        VALUE
COMMON STOCK

HOUSEHOLD DURABLES--1.57%
Black & Decker Corporation                                           6,900   $     355,626
Stanley Works (The)                                                  3,400         131,682
                                                                             -------------
                                                                                   487,308

HOUSEHOLD PRODUCTS--1.96%
Kimberly-Clark Corporation                                           2,200         142,296
Newell Rubbermaid Incorporated                                       3,800          97,242
Procter & Gamble Company                                             3,600         369,036
                                                                             -------------
                                                                                   608,574

INDUSTRIAL CONGLOMERATES--3.30%
3M Company                                                           1,900         148,238
Danaher Corporation                                                  2,000         179,260
General Electric Company                                            21,400         695,928
                                                                             -------------
                                                                                 1,023,426

INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.07%
Electronic Data Systems Corporation                                    600          11,490
Sungard Data Systems Incorporated*                                     400          11,628
                                                                             -------------
                                                                                    23,118

INSURANCE--2.35%
American International Group,
  Incorporated                                                       5,731         424,094
Prudential Financial, Incorporated                                   5,800         269,062
Travelers Property Casualty Corporation
  (Class A)                                                            649          11,786
Travelers Property Casualty Corporation
  (Class B)                                                          1,323          24,132
                                                                             -------------
                                                                                   729,074

LEISURE EQUIPMENT & PRODUCTS--0.60%
Brunswick Corporation                                                4,700         184,992

MACHINERY--1.18%
Caterpillar Incorporated                                             2,300         174,225
Ingersoll-Rand Company (Class A)                                     2,900         192,792
                                                                             -------------
                                                                                   367,017

MEDIA--1.75%
Comcast Corporation (Special Class A )*                              2,000          58,440
Cox Communications, Incorporated
  (Class A)*                                                         1,700          55,080
Viacom Incorporated (Class B)                                        4,000         153,840
Walt Disney Company (The)                                           10,400         275,912
                                                                             -------------
                                                                                   543,272

METALS & MINING--0.37%
Alcoa Incorporated                                                   3,100         116,157

MULTI-LINE RETAIL--1.00%
Federated Department Stores,
  Incorporated*                                                      5,900         308,983

OIL & GAS--3.90%
Anadarko Petroleum Corporation                                       1,800   $      92,250
BP PLC ADR                                                           5,092         250,526
ChevronTexaco Corporation                                            2,600         229,710
Exxon Mobil Corporation                                              6,500         274,105
Royal Dutch Petroleum Company ADR                                    4,200         208,278
Unocal Corporation                                                   4,100         155,800
                                                                             -------------
                                                                                 1,210,669

PAPER & FOREST PRODUCTS--0.17%
International Paper Company                                          1,200          53,112

PERSONAL PRODUCTS--0.30%
Gillette Company (The)                                               2,400          92,376

PHARMACEUTICALS--7.01%
Allergan, Incorporated                                               1,700         148,818
Bristol-Myers Squibb Company                                         5,800         161,356
Johnson & Johnson                                                    9,200         495,972
Merck & Company, Incorporated                                        5,300         254,824
Pfizer, Incorporated                                                21,555         789,991
Watson Pharmaceuticals, Incorporated*                                4,400         202,048
Wyeth                                                                3,100         122,450
                                                                             -------------
                                                                                 2,175,459

ROAD & RAIL--0.59%
USFreightways Corporation                                            5,200         183,820

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.49%
Intel Corporation                                                   21,600         631,368
Texas Instruments Incorporated                                       4,600         140,990
                                                                             -------------
                                                                                   772,358

SOFTWARE--2.36%
Microsoft Corporation                                               23,300         617,450
Oracle Corporation*                                                  3,700          47,656
VERITAS Software Corporation*                                        2,200          66,924
                                                                             -------------
                                                                                   732,030

SPECIALTY RETAIL--1.73%
Home Depot, Incorporated (The)                                       6,200         225,122
Limited Brands                                                       7,600         150,100
Lowe's Companies, Incorporated                                       2,900         162,400
                                                                             -------------
                                                                                   537,622

TRADING COMPANIES & DISTRIBUTORS--0.37%
W.W. Grainger, Incorporated                                          2,400         113,400
                                                                             -------------
                                  TOTAL COMMON STOCK--68.99%
                                          (Cost $17,026,909)                    21,396,120
                                                                             -------------

                                                                  FACE
                                                                 AMOUNT         VALUE
BONDS AND NOTES

AUTO COMPONENTS--1.71%
Cooper Tire & Rubber Company,
  7.75%, 12/15/09                                              $   450,000   $     531,034

BANKS--1.83%
Royal Bank of Scotland, yankee bond,
  6.40%, 04/01/09                                                  500,000         568,206

DIVERSIFIED FINANCIALS--2.86%
Morgan (J.P.) & Company,
  Incorporated, 6.00%, 01/15/09                                    500,000         552,358
Southwestern Bell Capital Corporation,
  7.11%, 08/14/06                                                  300,000         334,416
                                                                             -------------
                                                                                   886,774

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.19%
Koninklijke Philips Electronics,
  yankee bond, 8.375%, 09/15/06                                    600,000         679,418

INDUSTRIAL CONGLOMERATES--2.64%
Tyco International Group, yankee bond,
  5.875%, 11/01/04 (a)                                             800,000         820,692

INSURANCE--1.93%
Mony Group Incorporated (The),
  8.35%, 03/15/10                                                  500,000         598,143

REAL ESTATE--1.91%
Weingarten Realty Investors,
  7.35%, 07/20/09                                                  500,000         591,495

TRANSPORTATION INFRASTRUCTURE--2.74%
Hertz Corporation,
  7.40%, 03/01/11                                                  455,000         493,024
Union Tank Car Company,
  6.63%, 10/03/04 (a)                                              345,000         355,813
                                                                             -------------
                                                                                   848,837

U S GOVERNMENT AGENCY SECURITIES--2.11%
Federal Home Loan Bank,
  5.10%, 12/14/07                                                  500,000         505,914
Federal Home Loan Mortgage
  Corporation,
  7.00%, 09/15/07                                                   92,782          93,691
Federal Home Loan Mortgage
  Corporation, Pool #298759,
  8.00%, 08/01/17                                                    4,552           4,982
Federal Home Loan Mortgage
  Corporation, Pool #284839,
  8.50%, 01/01/17                                                   10,435          11,460
Federal National Mortgage Association,
  Pool #048974, 8.00%, 06/01/17                                     35,307          38,703
                                                                             -------------
                                                                                   654,750

TOTAL BONDS AND NOTES--19.92%
                       (Cost $5,560,221)                                         6,179,349
                                                                             -------------

                                                                  SHARES        VALUE
CASH EQUIVALENTS

SM&R Money Market Fund, 0.51% (b)                                      777   $         777
                                                                             -------------
                               TOTAL CASH EQUIVALENTS--0.00%
                                                 (Cost $777)                           777
                                                                             -------------

                                                                  FACE
                                                                 AMOUNT
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--3.26%
Countrywide Home Loans,
  Incorporated,
  1.06%, 03/05/04                                              $ 1,011,000       1,010,821

FOOD PRODUCTS--1.93%
Kraft Foods Incorporated,
  1.05%, 03/04/04                                                  599,000         598,913

OIL & GAS--3.50%
Wisconsin Gas Corporation,
  1.03%, 03/03/04                                                1,085,000       1,084,876

PHARMACEUTICALS--2.10%
Schering-Plough Corporation,
  1.07%, 03/01/04                                                  652,000         651,961
                                                                             -------------
                              TOTAL COMMERCIAL PAPER--10.79%
                                           (Cost $3,346,571)                     3,346,571
                                                                             -------------
                                   TOTAL INVESTMENTS--99.70%
                                          (Cost $25,934,478)                    30,922,817
                                                                             -------------
                                      CASH AND OTHER ASSETS,
                                     LESS LIABILITIES--0.30%                        92,363
                                                                             -------------
                                         NET ASSETS--100.00%                 $  31,015,180
                                                                             =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS
(a)  Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  February 29, 2004 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in securities, at value (Cost $25,934,478)                                                    $   30,922,817
Prepaid expenses                                                                                                  12,156
Receivable for:
   Investments securities sold                                                                                       469
   Capital stock sold                                                                                             15,575
   Dividends                                                                                                      40,032
   Interest                                                                                                      141,614
   Expense Reimbursement                                                                                           1,489
Other assets                                                                                                      15,067
                                                                                                          --------------
                                                                                           TOTAL ASSETS       31,149,219
                                                                                                          --------------
LIABILITIES
Capital stock reacquired                                                                                          90,163
Accrued:
   Investment advisory fee                                                                                        17,733
   Service fee                                                                                                     5,911
   Distribution fee                                                                                                7,658
Other liabilities                                                                                                 12,574
                                                                                                          --------------
                                                                                      TOTAL LIABILITIES          134,039
                                                                                                          --------------
                                                          NET ASSETS (applicable to shares outstanding)   $   31,015,180
                                                                                                          ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                $   25,989,146
Undistributed net investment income                                                                               65,801
Accumulated net realized loss on investments                                                                     (28,106)
Net unrealized appreciation on investments                                                                     4,988,339
                                                                                                          --------------
Net Assets                                                                                                $   31,015,180
                                                                                                          ==============
NET ASSETS:
Class A                                                                                                   $    4,273,142
------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                   $    2,812,536
------------------------------------------------------------------------------------------------------------------------
Class T                                                                                                   $   23,929,502
------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS:                                                                                      $   31,015,180
                                                                                                          ==============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                                                 50,000,000
   Outstanding                                                                                                   236,571
------------------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                   154,095
------------------------------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                                                 25,000,000
   Outstanding                                                                                                 1,282,364
------------------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                         $        18.06
   Offering price per share: (Net Assets value of $18.06/95.00%)                                          $        19.01
------------------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                           $        18.25
------------------------------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                                         $        18.66
   Offering price per share: (Net Assets value of $18.66/94.25%)                                          $        19.80
------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                                                                 $      199,605
Interest                                                                                                         228,146
                                                                                                          --------------
                                                                                TOTAL INVESTMENT INCOME          427,751
                                                                                                          --------------
EXPENSES
Investment advisory fees                                                                                         107,865
Service fees                                                                                                      35,955
Professional fees                                                                                                  7,388
Custody and transaction fees                                                                                       8,534
Directors' fees                                                                                                    1,797
Qualification fees                                                                                                11,815
Shareholder reporting expenses                                                                                     2,484
Insurance expenses                                                                                                 6,348
Distribution fees                                                                                                 14,142
                                                                                                          --------------
                                                                                         TOTAL EXPENSES          196,328
                                                                               LESS EXPENSES REIMBURSED          (10,081)
                                                                                                          --------------
                                                                                           NET EXPENSES          186,247
                                                                                                          --------------
INVESTMENT INCOME--NET                                                                                           241,504
                                                                                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                              221,103
   Change in unrealized appreciation of investments for the period                                             2,534,130
                                                                                                          --------------
NET GAIN ON INVESTMENTS                                                                                        2,755,233
                                                                                                          --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $    2,996,737
                                                                                                          ==============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R BALANCED FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                FEBRUARY 29,       AUGUST 31,
                                                               --------------    --------------
                                                                    2004              2003
                                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $      241,504    $      523,545
   Net realized gain (loss) on investments                            221,103          (759,011)
   Change in unrealized appreciation                                2,534,130         1,981,012
                                                               --------------    --------------
   Net increase in net assets resulting from operations             2,996,737         1,745,546
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                          (35,448)          (76,409)
     Class B                                                          (19,376)          (40,931)
     Class T                                                         (207,059)         (451,037)
   Capital Gains
     Class A                                                          (45,377)               --
     Class B                                                          (30,287)               --
     Class T                                                         (264,673)               --
                                                               --------------    --------------
     Total distributions to shareholders                             (602,220)         (568,377)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                          543,355            79,843
     Class B                                                          272,113           128,178
     Class T                                                          481,678          (980,917)
                                                               --------------    --------------
Total net capital share transactions                                1,297,146          (772,896)
                                                               --------------    --------------
TOTAL INCREASE                                                      3,691,663           404,273
NET ASSETS
   Beginning of period                                             27,323,517        26,919,244
                                                               --------------    --------------
   End of period                                               $   31,015,180    $   27,323,517
                                                               ==============    ==============
Undistributed Net Investment Income                            $       65,801    $       86,180
                                                               ==============    ==============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                                CLASS T SHARES
                                             -------------------------------------------------------------------------------------
                                             (UNAUDITED)
                                              SIX MONTHS                           EIGHT MONTHS
                                                ENDED                                 ENDED
                                             FEBRUARY 29,   YEAR ENDED AUGUST 31,   AUGUST 31,          YEAR ENDED DECEMBER 31,
                                             ------------   ---------------------  ------------     ------------------------------
                                                 2004          2003       2002         2001           2000       1999       1998
                                              ----------     --------   --------    ----------      --------   --------   --------
     Net Asset Value, Beginning of Period     $    17.18     $  16.42   $  17.91    $    19.40      $  20.67   $  19.63   $  18.32
     Investment income--net                         0.15         0.34       0.43          0.31          0.56       0.42       0.48
     Net realized and unrealized gain (loss)
      on investments                                1.70         0.77      (1.50)        (1.58)         0.01       1.84       1.96
                                              ----------     --------   --------    ----------      --------   --------   --------
            Total from Investment Operations        1.85         1.11      (1.07)        (1.27)         0.57       2.26       2.44
     Less distributions from
        Investment income--net                     (0.16)       (0.35)     (0.42)        (0.22)        (0.55)     (0.42)     (0.47)
        Capital gains                              (0.21)          --         --            --         (1.29)     (0.80)     (0.66)
                                              ----------     --------   --------    ----------      --------   --------   --------
                         Total Distributions       (0.37)       (0.35)     (0.42)        (0.22)        (1.84)     (1.22)     (1.13)
                                              ----------     --------   --------    ----------      --------   --------   --------
     Net Asset Value, End of Period           $    18.66     $  17.18   $  16.42    $    17.91      $  19.40   $  20.67   $  19.63
                                              ==========     ========   ========    ==========      ========   ========   ========
                            Total Return (1)       11.94%**      6.95%     (6.07)%       (6.54)%**      3.64%     11.87%     13.83%
                                              ==========     ========   ========    ==========      ========   ========   ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
     Net Assets, end of period (000's
      omitted)                                $   23,930     $ 21,569   $ 21,631    $   24,798      $ 28,223   $ 30,146   $ 29,367
     Ratio of expenses with reimbursement
      to average net assets                         1.24%*       1.25%      1.25%         1.25%*        1.25%      1.25%      1.25%
     Ratio of expenses without reimbursement
      to average net assets                         1.24%*       1.26%      1.27%         1.25%*        1.34%      1.41%      1.37%
     Ratio of net investment income to
      average net assets                            1.73%*       2.08%      2.47%         2.52%*        2.63%      2.15%      2.55%
     Portfolio turnover rate                        9.80%       23.83%     25.80%        14.77%        13.17%     18.01%     16.01%

                                                                                  CLASS A SHARES
                                               -----------------------------------------------------------------------------------
                                               (UNAUDITED)                                                            PERIOD FROM
                                                SIX MONTHS                               EIGHT MONTHS       YEAR       JANUARY 1,
                                                   ENDED                                    ENDED           ENDED          TO
                                               FEBRUARY 29,     YEAR ENDED AUGUST 31,     AUGUST 31,     DECEMBER 31, DECEMBER 31,
                                               ------------    -----------------------   ------------    ------------ ------------
                                                   2004           2003         2002          2001            2000         1999
                                                ----------     ----------   ----------    ----------      ----------   ----------
     Net Asset Value, Beginning of Period       $    16.65     $    15.93   $    17.44    $    18.93      $    20.30   $    19.63
     Investment income--net                           0.15           0.32         0.39          0.23            0.37         0.47
     Net realized and unrealized gain (loss)
      on investments                                  1.63           0.77        (1.47)        (1.53)          (0.06)        1.47
                                                ----------     ----------   ----------    ----------      ----------   ----------
              Total from Investment Operations        1.78           1.09        (1.08)        (1.30)           0.31         1.94
     Less distributions from
        Investment income--net                       (0.16)         (0.37)       (0.43)        (0.19)          (0.39)       (0.47)
        Capital gains                                (0.21)            --           --            --           (1.29)       (0.80)
                                                ----------     ----------   ----------    ----------      ----------   ----------
                           Total Distributions       (0.37)         (0.37)       (0.43)        (0.19)          (1.68)       (1.27)
                                                ----------     ----------   ----------    ----------      ----------   ----------
     Net Asset Value, End of Period             $    18.06     $    16.65   $    15.93    $    17.44      $    18.93   $    20.30
                                                ==========     ==========   ==========    ==========      ==========   ==========
                              Total Return (1)       11.83%**        7.02%       (6.29)%       (6.87)%**        3.35%       10.13%
                                                ==========     ==========   ==========    ==========      ==========   ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)  $    4,273     $    3,419   $    3,183    $    2,713      $    2,512   $    1,777
     Ratio of expenses with reimbursement
      to average net assets (2)                       1.30%*         1.30%        1.45%         1.50%*          1.50%        1.51%
     Ratio of expenses without reimbursement
      to average net assets                           1.63%*         1.69%        1.73%         1.50%*          1.92%        1.51%
     Ratio of net investment income to average
      net assets                                      1.67%*         2.02%        2.27%         1.98%*          2.40%        1.87%
     Portfolio turnover rate                          9.80%         23.83%       25.80%        14.77%          13.17%       18.01%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for class A and 1.80% for class B.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                                  CLASS B SHARES
                                               -----------------------------------------------------------------------------------
                                               (UNAUDITED)                                                            PERIOD FROM
                                                SIX MONTHS                               EIGHT MONTHS       YEAR       JANUARY 1,
                                                   ENDED                                    ENDED           ENDED          TO
                                               FEBRUARY 29,     YEAR ENDED AUGUST 31,     AUGUST 31,     DECEMBER 31, DECEMBER 31,
                                               ------------    -----------------------   ------------    ------------ ------------
                                                   2004           2003         2002          2001            2000         1999
                                                ----------     ----------   ----------    ----------      ----------   ----------
     Net Asset Value, Beginning of Period       $    16.83     $    16.18   $    17.72    $    19.26      $    20.64   $    19.63
     Investment income--net                           0.12           0.24         0.30          0.20            0.35         0.40
     Net realized and unrealized gain (loss)
      on investments                                  1.65           0.72        (1.47)        (1.59)          (0.08)        1.81
                                                ----------     ----------   ----------    ----------      ----------   ----------
       Total from Investment Operations               1.77           0.96        (1.17)        (1.39)           0.27         2.21
     Less distributions from
        Investment income--net                       (0.14)         (0.31)       (0.37)        (0.15)          (0.36)       (0.40)
        Capital gains                                (0.21)            --           --            --           (1.29)       (0.80)
                                                ----------     ----------   ----------    ----------      ----------   ----------
                           Total Distributions       (0.35)         (0.31)       (0.37)        (0.15)          (1.65)       (1.20)
                                                ----------     ----------   ----------    ----------      ----------   ----------
     Net Asset Value, End of Period             $    18.25     $    16.83   $    16.18    $    17.72      $    19.26   $    20.64
                                                ==========     ==========   ==========    ==========      ==========   ==========
                              Total Return (1)       11.51%**        6.10%       (6.69)%       (7.23)%**        2.79%       11.52%
                                                ==========     ==========   ==========    ==========      ==========   ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)  $    2,813     $    2,336   $    2,105    $    1,917      $    2,081   $    1,119
     Ratio of expenses with reimbursement
      to average net assets (2)                       1.80%          1.80%        1.95%         2.00%*          2.00%        2.01%
     Ratio of expenses without reimbursement
      to average net assets                           2.11%          2.18%        2.22%         2.00%*          2.23%        2.01%
     Ratio of net investment income to average
      net assets                                      1.16%          1.51%        1.77%         1.55%*          1.89%        1.36%
     Portfolio turnover rate                          9.80%         23.83%       25.80%        14.77%          13.17%       18.01%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for class A and 1.80% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R GOVERNMENT BOND FUND

                                                                     INTEREST/
                                                          MATURITY     STATED         FACE
                                                            DATE      RATE(%)        AMOUNT         VALUE
CORPORATE BONDS

DIVERSIFIED FINANCIALS--1.92%
MBNA Master Credit Card Trust                             02/15/12        7.000   $    500,000   $    583,078

METALS & MINING--3.49%
Carpenter Technology Corporation                          05/15/13        6.625      1,000,000      1,058,800
                                                                                                 ------------
                                                                  TOTAL CORPORATE BONDS--5.41%
                                                                              (Cost $1,516,721)     1,641,878
                                                                                                 ------------
FOREIGN BONDS

U S DOLLAR DENOMINATED
FOREIGN GOVERNMENT BONDS--1.82%
Province of Quebec, Canada                                02/15/09        5.750        500,000        552,412
                                                                                                 ------------
                                                                    TOTAL FOREIGN BONDS--1.82%
                                                                                (Cost $468,802)       552,412
                                                                                                 ------------
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--45.01%
Federal Home Loan Bank (a)                                08/05/04        7.380        500,000        513,477
Federal Home Loan Bank                                    08/15/05        3.250        600,000        615,244
Federal Home Loan Bank                                    10/25/05        6.230        150,000        161,332
Federal Home Loan Mortgage Corporation                    01/15/05        1.875      2,000,000      2,011,522
Federal Home Loan Mortgage Corporation                    08/01/05        6.750        165,000        177,343
Federal Home Loan Mortgage Corporation                    09/15/05        2.875        500,000        510,204
Federal Home Loan Mortgage Corporation                    03/15/07        4.875      1,600,000      1,715,394
Federal Home Loan Mortgage Corporation                    03/15/07        7.000        119,286        122,474
Federal Home Loan Mortgage Corporation                    09/15/07        3.500      2,000,000      2,057,582
Federal Home Loan Mortgage Corporation                    09/15/07        7.000         92,782         93,691
Federal National Mortgage Association                     06/18/07        4.750      2,000,000      2,020,786
Federal National Mortgage Association                     07/25/07        7.000         35,276         35,465
Federal National Mortgage Association                     11/15/07        3.250      1,950,000      1,985,225
Federal National Mortgage Association                     03/16/09        6.320        250,000        250,615
Freddie Mac                                               02/15/09        5.500         88,338         88,488
Government National Mortgage Association                  03/20/27        6.000      1,273,396      1,285,144
Private Export Funding                                    01/15/10        7.200         15,000         17,846
                                                                                                 ------------
                                                                                                   13,661,832
                                                                                                 ------------

                                                                     INTEREST/
                                                          MATURITY     STATED         FACE
                                                            DATE      RATE(%)        AMOUNT         VALUE
U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES

U S GOVERNMENT SECURITIES--43.76%
U S Treasury Notes (a)                                    02/28/05        1.500   $    690,000   $    692,426
U S Treasury Notes                                        05/15/06        6.875      1,120,000      1,243,682
U S Treasury Notes                                        11/15/06        2.625      2,000,000      2,032,656
U S Treasury Notes                                        02/15/08        3.000      2,000,000      2,033,594
U S Treasury Notes                                        05/15/08        2.625      2,000,000      1,997,968
U S Treasury Notes                                        05/15/08        5.625        500,000        559,101
U S Treasury Notes                                        11/15/08        4.750        500,000        541,758
U S Treasury Notes                                        05/15/09        5.500      1,000,000      1,123,164
U S Treasury Notes                                        08/15/10        5.750      1,000,000      1,139,102
U S Treasury Notes                                        11/15/12        4.000      1,400,000      1,419,632
U S Treasury Notes                                        02/15/13        3.875        500,000        500,957
                                                                                                 ------------
                                                                                                   13,284,040
                                                                                                 ------------
                             TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--88.77%
                                                                            (Cost $26,788,306)     26,945,872
                                                                                                 ------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--3.09%
Federal Home Loan Bank                                    03/12/04        0.980        190,000        189,933
Federal National Mortgage Association                     03/01/04        0.980        203,000        202,989
Federal National Mortgage Association                     03/01/04        1.000        200,000        199,989
Federal National Mortgage Association                     03/10/04        0.980        146,000        145,956
Federal National Mortgage Association                     04/28/04        0.980        199,000        198,675
                                                                                                 ------------
                                 TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--3.09%
                                                                               (Cost $937,542)        937,542
                                                                                                 ------------

                                                                                     SHARES
CASH EQUIVALENTS

SM&R Money Market Fund, 0.51% (b)                                                       27,357         27,357
                                                                                                 ------------
                                                                TOTAL CASH EQUIVALENTS --0.09%
                                                                                (Cost $27,357)         27,357
                                                                                                 ------------
                                                                     TOTAL INVESTMENTS--99.18%
                                                                            (Cost $29,738,728)     30,105,061
                                                CASH AND OTHER ASSETS, LESS LIABILITIES--0.82%        249,275
                                                                                                 ------------
                                                                     TOTAL NET ASSETS--100.00%   $ 30,354,336
                                                                                                 ============

NOTES TO SCHEDULE OF INVESTMENTS
(a)  Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investment in securities, at value (Cost $29,738,728)                                            $ 30,105,061
Prepaid expenses                                                                                       27,998
Receivable for:
   Capital stock sold                                                                                  11,613
   Interest                                                                                           267,101
   Expense reimbursement                                                                                6,384
Other assets                                                                                            2,782
                                                                                                 ------------
                                                                                  TOTAL ASSETS     30,420,939
                                                                                                 ------------
LIABILITIES
Capital stock reacquired                                                                               34,032
Accrued:
   Investment advisory fee                                                                             11,576
   Service fee                                                                                          5,788
   Distribution fee                                                                                     3,268
Other liabilities                                                                                      11,939
                                                                                                 ------------
                                                                             TOTAL LIABILITIES         66,603
                                                                                                 ------------
                                                 NET ASSETS (applicable to shares outstanding)   $ 30,354,336
                                                                                                 ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                       $ 29,992,187
Accumulated net realized loss on investments                                                           (4,184)
Net unrealized appreciation of investments                                                            366,333
                                                                                                 ------------
Net Assets                                                                                       $ 30,354,336
                                                                                                 ============
NET ASSETS:
Class A                                                                                          $  1,026,496
-------------------------------------------------------------------------------------------------------------
Class B                                                                                          $  1,228,943
-------------------------------------------------------------------------------------------------------------
Class T                                                                                          $ 28,098,897
-------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                              $ 30,354,336
                                                                                                 ============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
   Authorized                                                                                     100,001,150
   Outstanding                                                                                         96,243
-------------------------------------------------------------------------------------------------------------
Class B:
   Authorized                                                                                     100,000,000
   Outstanding                                                                                        115,321
-------------------------------------------------------------------------------------------------------------
Class T:
   Authorized                                                                                      23,000,000
   Outstanding                                                                                      2,668,583
-------------------------------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                                                $      10.67
   Offering price per share: (Net Assets value of $10.67/95.25%)                                 $      11.20
-------------------------------------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                                                  $      10.66
-------------------------------------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                                                $      10.53
   Offering price per share: (Net Assets value of $10.53/95.5%)                                  $      11.03
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                                                         $    450,953
                                                                                                 ------------
EXPENSES
Investment advisory fees                                                                               75,199
Service fees                                                                                           37,600
Professional fees                                                                                       6,738
Custody and transaction fees                                                                            4,003
Directors' fees                                                                                         3,286
Qualification fees                                                                                      8,219
Shareholder reporting expenses                                                                          3,342
Insurance expenses                                                                                      8,098
Distribution fees                                                                                       6,821
                                                                                                 ------------
                                                                                TOTAL EXPENSES        153,306
                                                                      LESS EXPENSES REIMBURSED        (39,908)
                                                                                                 ------------
                                                                                  NET EXPENSES        113,398
                                                                                                 ------------
INVESTMENT INCOME--NET                                                                                337,555
                                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                                    (4,418)
   Change in unrealized appreciation of investments for the period                                    602,908
                                                                                                 ------------
NET GAIN ON INVESTMENTS                                                                               598,490
                                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $    936,045
                                                                                                 ============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GOVERNMENT BOND FUND

                                                                               (UNAUDITED)        FOR YEAR
                                                                              FOR SIX MONTHS        ENDED
                                                                            ENDED FEBRUARY 29,    AUGUST 31,
                                                                            ------------------   ------------
                                                                                   2004              2003
                                                                            ------------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                                      $    337,555      $  1,106,154
   Net realized gain (loss) on investments                                           (4,418)        1,246,280
   Change in unrealized appreciation (depreciation)                                 602,908        (1,625,574)
                                                                               ------------      ------------
   Net increase in net assets resulting from operations                             936,045           726,860
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
     Class A                                                                        (12,568)          (45,677)
     Class B                                                                        (13,092)          (43,390)
     Class T                                                                       (315,904)       (1,026,403)
   Capital gains
     Class A                                                                        (29,006)               --
     Class B                                                                        (39,494)               --
     Class T                                                                       (770,369)               --
                                                                               ------------      ------------
     Total distributions to shareholders                                         (1,180,433)       (1,115,470)
CAPITAL SHARE TRANSACTIONS--NET
     Class A                                                                       (206,578)          123,301
     Class B                                                                       (403,078)          908,563
     Class T                                                                        378,898         1,483,521
                                                                               ------------      ------------
     Total net capital share transactions                                          (230,758)        2,515,385
                                                                               ------------      ------------
TOTAL INCREASE (DECREASE)                                                          (475,146)        2,126,775
NET ASSETS
   Beginning of Period                                                           30,829,482        28,702,707
                                                                               ------------      ------------
   End of Period                                                               $ 30,354,336      $ 30,829,482
                                                                               ============      ============
Undistributed Net Investment Income                                            $         --      $         68
                                                                               ============      ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                                     CLASS T
                                                -------------------------------------------------------------------------------
                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 29,                         YEAR ENDED AUGUST 31,
                                                ------------     --------------------------------------------------------------
                                                    2004            2003         2002         2001         2000         1999
                                                ------------     ----------   ----------   ----------   ----------   ----------
     Net Asset Value, Beginning of Period       $      10.62     $    10.75   $    10.64   $    10.05   $    10.10   $    10.60
     Investment income--net                             0.12           0.40         0.52         0.58         0.59         0.59
     Net realized and unrealized gain (loss)
      on investments                                    0.21          (0.13)        0.11         0.59        (0.05)       (0.50)
                                                ------------     ----------   ----------   ----------   ----------   ----------
              Total from Investment Operations          0.33           0.27         0.63         1.17         0.54         0.09
     Less distributions from
        Investment income--net                         (0.12)         (0.40)       (0.52)       (0.58)       (0.59)       (0.59)
        Capital gains                                  (0.30)            --           --           --           --           --
                                                ------------     ----------   ----------   ----------   ----------   ----------
                           Total Distributions         (0.42)         (0.40)       (0.52)       (0.58)       (0.59)       (0.59)
                                                ------------     ----------   ----------   ----------   ----------   ----------
     Net Asset Value, End of Period             $      10.53     $    10.62   $    10.75   $    10.64   $    10.05   $    10.10
                                                ============     ==========   ==========   ==========   ==========   ==========
                              Total Return (1)          3.02%**        2.46%        6.08%       11.90%        5.58%        0.76%
                                                ============     ==========   ==========   ==========   ==========   ==========
     RATIOS (IN PERCENTAGES)/
      SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)  $     28,099     $   27,946   $   26,807   $   25,278   $   22,928   $   23,368
     Ratio of expenses with reimbursement to
      average net assets (2)                            0.73%*         0.73%        0.93%        0.97%        0.98%        1.00%
     Ratio of expenses without reimbursement
      to average net assets                             0.94%*         0.91%        0.95%        0.97%        0.98%        1.11%
     Ratio of net investment income to average
      net assets                                        2.27%*         3.60%        4.92%        5.55%        5.91%        5.58%
     Portfolio turnover rate                           11.29%         99.26%       25.87%       14.01%       30.87%       22.86%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

                                                                                 CLASS A SHARES
                                                -------------------------------------------------------------------------------
                                               (UNAUDITED)                                                          PERIOD FROM
                                                SIX MONTHS                                                           JANUARY 1,
                                                  ENDED                                                                 TO
                                               FEBRUARY 29,                  YEAR ENDED AUGUST 31,                   AUGUST 31,
                                               ------------    --------------------------------------------------   -----------
                                                   2004           2003         2002          2001         2000         1999
                                                ----------     ----------   ----------    ----------   ----------   -----------
     Net Asset Value, Beginning of Period       $    10.75     $    10.88   $    10.75    $    10.14   $    10.20   $     10.62
     Investment income--net                           0.12           0.40         0.48          0.53         0.57          0.30
     Net realized and unrealized gain (loss)
      on investments                                  0.22          (0.13)        0.13          0.61        (0.06)        (0.42)
                                                ----------     ----------   ----------    ----------   ----------   -----------
              Total from Investment Operations        0.34           0.27         0.61          1.14         0.51         (0.12)
     Less distributions from
        Investment income--net                       (0.12)         (0.40)       (0.48)        (0.53)       (0.57)        (0.30)
        Capital gains                                (0.30)            --           --            --           --            --
                                                ----------     ----------   ----------    ----------   ----------   -----------
                           Total Distributions       (0.42)         (0.40)       (0.48)        (0.53)       (0.57)        (0.30)
                                                ----------     ----------   ----------    ----------   ----------   -----------
     Net Asset Value, End of Period             $    10.67     $    10.75   $    10.88    $    10.75   $    10.14   $     10.20
                                                ==========     ==========   ==========    ==========   ==========   ===========
                              Total Return (1)        3.10%**        2.51%        5.82%        11.46%        5.15%        (1.17)%**
                                                ==========     ==========   ==========    ==========   ==========   ===========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)  $    1,026     $    1,240   $    1,137    $      626   $      127   $        69
     Ratio of expenses with reimbursement to
      average net assets (2)                          0.73%*         0.73%        1.12%         1.25%        1.25%         1.25%*
     Ratio of expenses without reimbursement to
      average net assets                              1.90%*         1.75%        1.80%         1.27%        1.29%         1.42%*
     Ratio of net investment income to average
      net assets                                      2.28%*         3.62%        4.73%         5.25%        5.68%         5.25%*
     Portfolio turnover rate                         11.29%         99.26%       25.87%        14.01%       30.87%        22.86%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

     See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                               CLASS B SHARES
                                                ------------------------------------------------------------------------------
                                                  (UNAUDITED)                                                      PERIOD FROM
                                                  SIX MONTHS                                                       JANUARY 1,
                                                    ENDED                                                              TO
                                                 FEBRUARY 29,                YEAR ENDED AUGUST 31,                 AUGUST 31,
                                                -------------     --------------------------------------------     -----------
                                                   2004             2003        2002        2001        2000          1999
                                                -------------     --------    --------    --------    --------     -----------
     Net Asset Value, Beginning of Period       $       10.74     $  10.86    $  10.74    $  10.14    $  10.16     $     10.62
     Investment income--net                              0.10         0.33        0.43        0.48        0.49            0.33
     Net realized and unrealized gain (loss)
      on investments                                     0.22        (0.12)       0.12        0.60       (0.02)          (0.46)
                                                -------------     --------    --------    --------    --------     -----------
              Total from Investment Operations           0.32         0.21        0.55        1.08        0.47           (0.13)
     Less distributions from
        Investment income--net                          (0.10)       (0.33)      (0.43)      (0.48)      (0.49)          (0.33)
        Capital gains                                   (0.30)          --          --          --          --              --
                                                -------------     --------    --------    --------    --------     -----------
                           Total Distributions          (0.40)       (0.33)      (0.43)      (0.48)      (0.49)          (0.33)
                                                -------------     --------    --------    --------    --------     -----------
     Net Asset Value, End of Period             $       10.66     $  10.74    $  10.86    $  10.74    $  10.14     $     10.16
                                                =============     ========    ========    ========    ========     ===========
                              Total Return (1)           2.86%**      1.96%       5.27%      10.88%       4.74%          (1.30)%**
                                                =============     ========    ========    ========    ========     ===========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)  $       1,229     $  1,643    $    758    $    211    $     78     $         8
     Ratio of expenses with reimbursement to
      average net assets (2)                             1.23%*       1.23%       1.57%       1.75%       1.75%           1.75%*
     Ratio of expenses without reimbursement
      to average net assets                              1.96%*       1.95%       2.61%       1.79%       1.84%           1.77%*
     Ratio of net investment income to average
      net assets                                         1.79%*       2.99%       4.20%       4.69%       5.12%           4.86%*
     Portfolio turnover rate                            11.29%       99.26%      25.87%      14.01%      30.87%          22.86%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for classes T and A; and 1.23% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 29, 2004 (Unaudited)

SM&R TAX FREE FUND

                                                                            INTEREST/
                                                                  MATURITY   STATED       FACE
                                                                    DATE     RATE(%)      AMOUNT         VALUE
MUNICIPAL BONDS
RATING(a)

            CALIFORNIA--0.41%
Baa1/BBB    California State General Obligation Bonds Unlimited   06/01/11     5.250  $      25,000  $      26,233
Aaa/AAA     Sacramento, California Municipal Utility
              District Electric Revenue Bonds, Series I           01/01/15     5.750         33,000         33,783
                                                                                                     -------------
                                                                                                            60,016
            FLORIDA--10.30%
Aaa/AAA     Dade County, Florida Water & Sewer System
              Revenue Bonds                                       10/01/16     5.375        400,000        448,376
Aaa/AAA     Miami-Dade County Solid Waste System
              Revenue Bonds                                       10/01/18     4.750        400,000        417,340
Aaa/AAA     Miami-Dade County, Florida Expressway Authority
              Toll System Revenue Bonds                           07/01/29     6.375        400,000        494,348
Aaa/AAA     State of Florida-State Board of Education, Public
              Education Capital Outlay Bonds, 1992 Series E       06/01/19     5.750        145,000        148,270
                                                                                                     -------------
                                                                                                         1,508,334
            ILLINOIS--10.16%
Aaa/AAA     Chicago, Illinois-General Obligation Bonds
              Unlimited                                           01/01/25     5.125        100,000        105,057
Aaa/AAA     Chicago, Illinois-Park District General Obligation
              Bonds Unlimited, Series C                           01/01/16     4.850        230,000        241,518
Aa2/AA+     Illinois Health Facilities Authority-Revenue Bonds,
              Series A, (Northwestern Memorial Hospital)          08/15/24     6.000        100,000        102,848
Aa2/AA+     Illinois Health Facilities Authority-Revenue Bonds,
              Series 1994A, (Northwestern Memorial Hospital)      08/15/14     6.100        200,000        208,212
Aaa/AAA     Regional Transportation Authority of Illinois
              Revenue Bonds, Refunding MBIA                       06/01/18     5.500        200,000        213,858
Aaa/NR      Rockford, Illinois-General Obligation Bonds
              Unlimited                                           12/15/18     4.500        180,000        184,795
Aa3/NR      State of Illinois-Build Illinois Bonds, Sales
              Tax Revenue Bonds, Series V                         06/15/17     6.375        200,000        217,594
Aaa/AAA     State of Illinois-General Obligation Bonds
              Unlimited                                           03/01/19     5.000        200,000        213,764
                                                                                                     -------------
                                                                                                         1,487,646
            LOUISIANA--8.22%
Aaa/AAA     Louisiana Public Facilities Authority Hospital
              Revenue Bonds, Series C                             07/01/19     5.000        400,000        421,060
Aaa/AAA     Monroe, Louisiana Sales and Use Tax Revenue Bonds     07/01/16     4.000        200,000        205,884
Aaa/AAA     New Orleans, Louisiana Sewer Service
              Revenue Bonds                                       06/01/18     5.000        300,000        325,200
Ba2/NR      Plaquemines, Louisiana-Port, Harbour & Terminal
              District, Marine Terminal Facilities Revenue Bonds  09/01/07     5.000        250,000        250,583
                                                                                                     -------------
                                                                                                         1,202,727
            MASSACHUSETTS--3.44%
Aaa/AAA     Massachusetts State Water Revenues Authority,
              General Purpose-Series A                            11/01/21     5.500        450,000        503,068

            NEW MEXICO--0.72%
Aaa/AAA     Central Consolidated School District No.22 San Juan
              County, New Mexico General Obligation School
              Building Bonds                                      08/15/09     5.300        100,000        105,741

                                                                            INTEREST/
                                                                  MATURITY   STATED       FACE
                                                                    DATE     RATE(%)      AMOUNT         VALUE
MUNICIPAL BONDS
RATING(a)

            NEW YORK--8.14%
A2/A        New York City, New York-General Obligation
              Bonds Unlimited, Series J                           08/01/18     5.000  $     200,000  $     208,226
Aaa/AAA     New York City, New York-General Obligation
              Bonds Unlimited, Series J                           02/15/07     5.000        100,000        107,817
Aa2/AA+     New York City, New York-Transitional Financial
              Authority Revenue Bonds, Series C                   05/01/19     5.000        250,000        264,935
Aaa/AAA     New York-State Tollway Authority
              Highway & Bridge Revenue Bonds, Series B            04/01/10     3.850        200,000        214,446
Aa3/AA-     Triborough Bridge & Tunnel Authority, New York,
              Revenue Bonds, General Purpose-Series B             01/01/27     5.200        350,000        396,459
                                                                                                     -------------
                                                                                                         1,191,883
            OHIO--3.01%
Aaa/AAA     Franklin County, Ohio-General Obligation Bonds
              Limited                                             12/01/08     5.100        300,000        330,513
Aaa/AAA     Franklin County, Ohio-General Obligation Bonds
              Limited                                             12/01/11     5.300        100,000        110,564
                                                                                                     -------------
                                                                                                           441,077
            OKLAHOMA--0.21%
Aaa/NR      Oklahoma Housing Finance Agency-Single Family
              Mortgage Revenue Bonds (Homeownership Loan
              Program), 1994 Series A-1 (b)                       09/01/07     6.250         30,000         30,332
            OREGON--1.40%
A1/AAA      City of Portland, Oregon-Sewer System Revenue
              Bonds, 1994 Series A                                06/01/15     6.250        200,000        204,770
            PENNSYLVANIA--0.45%
Aa2/AA      Pennsylvania State General Obligation Bonds
              Unlimited, Unrefunded-Refunding & Projects-First
              Series                                              04/15/06     5.000         65,000         66,216
            TENNESSEE--1.41%
Aa2/AA      Tennessee Housing Development Agency-Mortgage
              Finance Program Bonds, 1994 Series B (b)            01/01/09     6.200        200,000        205,672
            TEXAS--38.94%
Aaa/AAA     Aransas County, Texas-Correctional Facility
              Improvements General Obligation Bonds Limited       02/15/13     3.875        250,000        260,977
Aaa/AAA     Austin, Texas-Community College District
              Revenue Bonds                                       02/01/10     4.000        100,000        107,649
Aaa/AAA     Austin, Texas-Independent School District General
              Obligation Bonds Unlimited Series A                 08/01/12     3.750        150,000        156,874
Aaa/AAA     Baytown, Texas-Water and Sewer Revenue Bonds          02/01/14     5.950        100,000        104,533
Aaa/AAA     Board of Regents of The University of Texas System-
              Permanent University Fund, Refunding Bonds,
              Series 1992A                                        07/01/13     6.250        155,000        191,098
Aaa/AAA     City of Austin, Texas-Combined Utility Systems
              Revenue Refunding Bonds, Series 1994                05/15/16     6.250         80,000         84,519
Aaa/AAA     College Station, Texas Utility Systems
              Revenue Bonds                                       02/01/13     4.125        200,000        211,238
Aaa/AAA     College Station, Texas Utility Systems
              Revenue Bonds                                       02/01/14     4.250         65,000         68,348
Aaa/AAA     Collin County, Texas-Community College District,
              Consolidated Fund, Revenue Bonds                    02/01/15     5.250        400,000        433,172

                                                                            INTEREST/
                                                                  MATURITY   STATED       FACE
                                                                    DATE     RATE(%)      AMOUNT         VALUE
MUNICIPAL BONDS
RATING(a)

            TEXAS--CONTINUED
Aaa/AAA     Dallas-Fort Worth International Airport-Dallas-Fort
              Worth Regional Airport, Joint Revenue Refunding
              Bonds, Series 1994A                                 11/01/10     6.000  $     100,000  $     103,002
Aaa/AAA     Dallas, Texas-Independent School District,
              General Obligation Bonds Unlimited                  02/15/09     4.200        100,000        108,746
Aaa/AAA     El Paso, Texas-Public Improvement, General Obligation
              Bonds Limited                                       08/15/17     4.000        270,000        272,117
Aaa/A+      Flower Mound, Texas-Refunding and Improvement,
              General Obligation Bonds Unlimited                  03/01/17     5.500        200,000        219,030
Aaa/NR      Galveston County, Texas-Public Improvements,
              General Obligation Bonds Unlimited                  02/01/10     4.300         25,000         27,322
Aaa/NR      Galveston County, Texas-Public Improvements,
              General Obligation Bonds Limited                    02/01/11     4.375        125,000        137,012
Aa1/AA+     Harris County, Texas-Tax and Revenue Certificates
              of Obligation, Series 1994                          10/01/13     6.100        125,000        128,809
Aaa/AAA     Jefferson County, Texas-Public Improvement
              Certificates of Obligation, Series B                08/01/16     4.125        255,000        262,120
Aaa/AAA     League City, Texas-Public Improvements,
              General Obligation Bonds Limited                    02/15/13     4.750        100,000        110,195
Aaa/AAA     Lubbock County, Texas-General
              Obligation Bonds Limited                            02/15/17     5.500        250,000        285,710
Aaa/AAA     Lubbock, Texas-Municipal Drainage Utility General
              Obligation Bonds Limited                            02/15/14     4.000        250,000        258,622
Aaa/AAA     Mission Texas Consolidated Independent School
              District- General Obligation Bonds Unlimited        02/15/18     4.500        200,000        203,632
Aaa/AAA     Montgomery County, Texas-Public Improvement
              General Obligation Bonds Limited                    03/01/12     4.000        250,000        265,980
Aaa/AAA     Rockwell, Texas-Waterworks & Sewer
              General Obligation Bonds Limited                    08/01/11     3.700        115,000        121,287
Aaa/AAA     Round Rock, Texas-Independent School District
              Refunding and Improvement General Obligation Bonds
              Unlimited                                           08/01/11     4.400        250,000        268,613
Aaa/AAA     San Antonio, Texas-River Authority Sewer Refunding
              and Improvement-Martinez Salatrillo, Revenue Bonds  07/01/12     3.750        100,000        104,594
Aaa/NR      Tarrant County Health Facilities Development
              Corporation-Health System Revenue Bonds,
              (Harris Methodist Health System), Series 1994 (c)   09/01/14     6.000        200,000        243,182
Aa1/AA+     Texas A&M University Revenue and Financing System
              Revenue Refunding Bonds, Series A                   05/15/17     5.000        250,000        275,582
Aaa/AAA     Texas Turnpike Authority-Dallas North Tollway System
              Revenue Bonds, Series 1995 (President George
              Bush Turnpike)                                      01/01/15     5.400        100,000        109,477
Aaa/AAA     Waco, Texas-General Obligation
              Bonds Limited                                       02/01/16     4.000        250,000        253,560
Aaa/NR      Weslaco, Texas Independent School District
              General Obligation Bonds                            02/15/13     5.650        100,000        107,628
Aaa/AAA     West University Place, Texas-General Obligation
              Bonds Limited, Permanent Improvement                02/01/14     5.650        100,000        108,320
NR/AAA      Wylie, Texas Independent School District General
              Obligation Bonds Unlimited                          08/15/12     4.375        100,000        108,232
                                                                                                     -------------
                                                                                                         5,701,180

                                                                            INTEREST/
                                                                  MATURITY   STATED       FACE
                                                                    DATE     RATE(%)      AMOUNT         VALUE
MUNICIPAL BONDS
RATING(a)

            UTAH--0.38%
Aaa/AA      Utah Housing Finance Agency-Single Family
              Mortgage Bonds, 1995 Issue A, (Federally
              Insured or Guaranteed Mortgage Loans) (b)           07/01/12     7.150  $      10,000  $      10,005
Aaa/NR      Utah State Housing Financial Agency-
              Single Family Mortgage Bonds, Series F1             07/01/13     6.000         20,000         20,431
Aa2/AA      Utah State Housing Financial Agency-Single Family
              Revenue Bonds (b)                                   07/01/21     6.000         25,000         25,660
                                                                                                     -------------
                                                                                                            56,096
            WASHINGTON--5.36%
Aa1/AA+     Port of Seattle, Washington-General Obligation Bonds  05/01/14     5.750        100,000        102,747
Aaa/AAA     Seattle, Washington-Municipal Light & Power
              Revenue Bonds, Series B                             06/01/24     5.000        100,000        104,286
Aa1/AA      State of Washington-General Obligation Bonds,
              Series 1994B                                        05/01/09     5.750        100,000        100,854
Aa1/AA      State of Washington-General Obligation Bonds,
              Series 1994B                                        09/01/16     6.000        100,000        102,575
Aa1/AA      State of Washington-General Obligation Bonds Unlimited,
              Series B                                            05/01/18     5.500        300,000        347,070
Aaa/AAA     Washington State Public Power Supply System Nuclear
              Project Number 1 Refunding Revenue Bonds, Series C  07/01/10     5.500         25,000         27,661
                                                                                                     -------------
                                                                                                           785,193
                                                                                                     -------------
                                                                      TOTAL MUNICIPAL BONDS--92.55%
                                                                                 (Cost $12,561,104)     13,549,951
                                                                                                     -------------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--6.07%
Federal Home Loan Bank                                            03/12/04     0.980        122,000        121,957
Federal Home Loan Bank                                            03/17/04     0.980        317,000        316,844
Federal Home Loan Bank                                            03/19/04     0.980        250,000        249,864
Federal National Mortgage Association                             03/01/04     0.980        200,000        199,989
                                                                                                     -------------
                                      TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--6.07%
                                                                                    (Cost $888,654)        888,654
                                                                                                     -------------

                                                                                         SHARES
CASH EQUIVALENTS
SM&R Money Market Fund, 0.51% (d)                                                            45,241         45,241
                                                                                                     -------------
                                                                      TOTAL CASH EQUIVALENTS--0.31%
                                                                                     (Cost $45,241)         45,241
                                                                                                     -------------
                                                                          TOTAL INVESTMENTS--98.93%
                                                                                 (Cost $13,494,999)     14,483,846
                                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.07%        156,783
                                                                                                     -------------
                                                                          TOTAL NET ASSETS--100.00%  $  14,640,629
                                                                                                     =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.
(b)  Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.
(d) The rate quoted is the annualized seven-day yield of the fund at February 29, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited)

SM&R TAX FREE FUND

ASSETS
Investment in securities, at value (Cost $13,494,999)                                                    $    14,483,846
Prepaid expenses                                                                                                  28,726
Receivable for:
  Capital stock sold                                                                                                 265
  Interest                                                                                                       141,024
  Expense reimbursement                                                                                            4,150
Other assets                                                                                                       3,211
                                                                                                         ---------------
                                                                                           TOTAL ASSETS       14,661,222
                                                                                                         ---------------
LIABILITIES
Accrued:
  Investment advisory fee                                                                                          5,567
  Service fee                                                                                                      2,784
  Distribution fee                                                                                                 1,498
Other liabilities                                                                                                 10,744
                                                                                                         ---------------
                                                                                      TOTAL LIABILITIES           20,593
                                                                                                         ---------------
                                                          NET ASSETS (applicable to shares outstanding)  $    14,640,629
                                                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                               $    13,651,668
Accumulated net realized gain on investments                                                                         114
Net unrealized appreciation of investments                                                                       988,847
                                                                                                         ---------------
Net Assets                                                                                               $    14,640,629
                                                                                                         ===============

NET ASSETS:
Class A                                                                                                  $       580,164
------------------------------------------------------------------------------------------------------------------------
Class B                                                                                                  $       600,820
------------------------------------------------------------------------------------------------------------------------
Class T                                                                                                  $    13,459,645
------------------------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS:                                                                                      $    14,640,629
                                                                                                         ===============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                                                 100,000,101
  Outstanding                                                                                                     52,733
------------------------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                                 100,000,000
  Outstanding                                                                                                     54,636
------------------------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                                  21,000,000
  Outstanding                                                                                                  1,234,463
------------------------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                                         $         11.00
  Offering price per share: (Net Assets value of $11.00/95.25%)                                          $         11.55
------------------------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                                           $         11.00
------------------------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                                         $         10.90
  Offering price per share: (Net Assets value of $10.90/95.5%)                                           $         11.41
------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

SM&R TAX FREE FUND

INVESTMENT INCOME
Interest                                                                                                 $       335,988
                                                                                                         ---------------
EXPENSES
Investment advisory fees                                                                                          36,032
Service fees                                                                                                      18,016
Professional fees                                                                                                  4,188
Custody and transaction fees                                                                                       3,090
Directors' fees                                                                                                    1,797
Qualification fees                                                                                                 5,980
Shareholder reporting expenses                                                                                       673
Insurance expenses                                                                                                 4,570
Distribution fees                                                                                                  2,967
                                                                                                         ---------------
                                                                                         TOTAL EXPENSES           77,313
                                                                               LESS EXPENSES REIMBURSED          (21,774)
                                                                                                         ---------------
                                                                                           NET EXPENSES           55,539
                                                                                                         ---------------
INVESTMENT INCOME--NET                                                                                           280,449
                                                                                                         ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Change in unrealized appreciation of investments for the period                                                428,424
                                                                                                         ---------------
NET GAIN ON INVESTMENTS                                                                                          428,424
                                                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $       708,873
                                                                                                         ===============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       (UNAUDITED)
                                                                                      FOR SIX MONTHS     FOR YEAR ENDED
                                                                                    ENDED FEBRUARY 29,     AUGUST 31,
                                                                                    ------------------   ---------------
                                                                                          2004                2003
                                                                                    ------------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                             $       280,449     $       576,143
  Net realized gain on investments                                                                --              29,123
  Change in unrealized appreciation (depreciation)                                           428,424            (283,272)
                                                                                     ---------------     ---------------
  Net increase in net assets resulting from operations                                       708,873             321,994
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                                  (11,661)            (22,631)
    Class B                                                                                  (10,253)            (18,736)
    Class T                                                                                 (261,485)           (541,077)
  Capital gains
    Class A                                                                                   (1,149)                 --
    Class B                                                                                   (1,146)                 --
    Class T                                                                                  (26,743)                 --
                                                                                     ---------------     ---------------
    Total distributions from shareholders                                                   (312,437)           (582,444)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                  (79,897)            271,035
    Class B                                                                                   87,224              (7,926)
    Class T                                                                                 (233,479)          1,098,089
                                                                                     ---------------     ---------------
    Total net capital share transactions                                                    (226,152)          1,361,198
                                                                                     ---------------     ---------------
TOTAL INCREASE                                                                               170,284           1,100,748
NET ASSETS
  Beginning of Period                                                                     14,470,345          13,369,597
                                                                                     ---------------     ---------------
  End of Period                                                                      $    14,640,629     $    14,470,345
                                                                                     ===============     ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                               CLASS T SHARES
                                               ---------------------------------------------------------------------------------
                                               (UNAUDITED)
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED AUGUST 31,
                                               FEBRUARY 29,   ------------------------------------------------------------------
                                                   2004          2003          2002          2001          2000          1999
                                               ------------   ----------    ----------    ----------    ----------    ----------
    Net Asset Value, Beginning of Period        $    10.61    $    10.80    $    10.71    $    10.25    $    10.14    $    10.64
    Investment income--net                            0.21          0.44          0.46          0.48          0.49          0.48
    Net realized and unrealized gain (loss) on
      investments                                     0.31         (0.18)         0.08          0.48          0.12         (0.50)
                                                ----------    ----------    ----------    ----------    ----------    ----------
              Total from Investment Operations        0.52          0.26          0.54          0.96          0.61         (0.02)
    Less distributions from
        Investment income--net                       (0.21)        (0.45)        (0.45)        (0.48)        (0.49)        (0.48)
        Capital gains                                (0.02)           --            --         (0.02)        (0.01)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------
                           Total Distributions       (0.23)        (0.45)        (0.45)        (0.50)        (0.50)        (0.48)
                                                ----------    ----------    ----------    ----------    ----------    ----------
    Net Asset Value, End of Period              $    10.90    $    10.61    $    10.80    $    10.71    $    10.25    $    10.14
                                                ==========    ==========    ==========    ==========    ==========    ==========
                              Total Return (1)        5.65%**       2.38%         5.24%         9.59%         6.16%        (0.28)%
                                                ==========    ==========    ==========    ==========    ==========    ==========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period (000's omitted)   $   13,460    $   13,330    $   12,472    $   11,700    $   11,030    $   11,218
    Ratio of expenses with reimbursement to
      average net assets (2)                          0.75%*        0.75%         0.75%         0.75%         0.75%         0.73%
    Ratio of expenses without reimbursement to
      average net assets                              1.03%*        1.03%         1.05%         1.08%         1.11%         1.23%
    Ratio of net investment income to average
      net assets                                      3.91%*        4.08%         4.34%         4.59%         4.84%         4.53%
    Portfolio turnover rate                             --         18.23%         8.80%         0.18%         7.61%         5.09%

                                                                               CLASS A SHARES
                                               ---------------------------------------------------------------------------------
                                               (UNAUDITED)                                                           PERIOD FROM
                                                SIX MONTHS                                                            JANUARY 1,
                                                  ENDED                                                                   TO
                                               FEBRUARY 29,                  YEAR ENDED AUGUST 31,                    AUGUST 31,
                                               ------------   ----------------------------------------------------   -----------
                                                   2004          2003          2002          2001          2000          1999
                                               ------------   ----------    ----------    ----------    ----------   -----------
    Net Asset Value, Beginning of Period        $    10.71    $    10.89    $    10.80    $    10.33    $    10.22    $    10.68
    Investment income--net                            0.21          0.44          0.43          0.46          0.46          0.21
    Net realized and unrealized gain (loss) on
      investments                                     0.31         (0.18)         0.09          0.49          0.12         (0.46)
                                                ----------    ----------    ----------    ----------    ----------    ----------
              Total from Investment Operations        0.52          0.26          0.52          0.95          0.58         (0.25)
    Less distributions from
        Investment income--net                       (0.21)        (0.44)        (0.43)        (0.46)        (0.46)        (0.21)
        Capital gains                                (0.02)           --            --         (0.02)        (0.01)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------
                           Total Distributions       (0.23)        (0.44)        (0.43)        (0.48)        (0.47)        (0.21)
                                                ----------    ----------    ----------    ----------    ----------    ----------
    Net Asset Value, End of Period              $    11.00    $    10.71    $    10.89    $    10.80    $    10.33    $    10.22
                                                ==========    ==========    ==========    ==========    ==========    ==========
                              Total Return (1)        5.64%**       2.40%         4.99%         9.34%         5.86%        (2.37)%**
                                                ==========    ==========    ==========    ==========    ==========    ==========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period                   $  580,164    $  643,287    $  384,438    $  245,697    $  211,755    $  194,917
    Ratio of expenses with reimbursement to
      average net assets (2)                          0.75%*        0.75%         0.93%         1.00%         1.00%         1.51%*
    Ratio of expenses without reimbursement to
      average net assets                              1.26%*        1.24%         1.26%         1.33%         1.35%         2.02%*
    Ratio of net investment income to average
      net assets                                      3.92%*        4.09%         4.14%         4.34%         4.59%         3.69%*
    Portfolio turnover rate                             --         18.23%         8.80%         0.18%         7.61%         5.09%

*   Ratios annualized
**  Returns are not annualized
(1) Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for classes T and A; and 1.25% for class B.

See notes to financial statements.

                                                                                 CLASS B SHARES
                                               ---------------------------------------------------------------------------------
                                               (UNAUDITED)                                                           PERIOD FROM
                                                SIX MONTHS                                                            JANUARY 1,
                                                  ENDED                                                                   TO
                                               FEBRUARY 29,                    YEAR ENDED AUGUST 31,                  AUGUST 31,
                                               ------------   ----------------------------------------------------   -----------
                                                   2004          2003          2002          2001          2000          1999
                                               ------------   ----------    ----------    ----------    ----------   -----------
    Net Asset Value, Beginning of Period        $    10.71    $    10.90    $    10.79    $    10.32    $    10.20    $    10.68
    Investment income--net                            0.19          0.40          0.37          0.40          0.41          0.18
    Net realized and unrealized gain (loss) on
      investments                                     0.31         (0.19)         0.11          0.49          0.13         (0.48)
                                                ----------    ----------    ----------    ----------    ----------    ----------
              Total from Investment Operations        0.50          0.21          0.48          0.89          0.54         (0.30)
    Less distributions from
        Investment income--net                       (0.19)        (0.40)        (0.37)        (0.40)        (0.41)        (0.18)
        Capital gains                                (0.02)           --            --         (0.02)        (0.01)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------
                           Total Distributions       (0.21)        (0.40)        (0.37)        (0.42)        (0.42)        (0.18)
                                                ----------    ----------    ----------    ----------    ----------    ----------
    Net Asset Value, End of Period              $    11.00    $    10.71    $    10.90    $    10.79    $    10.32    $    10.20
                                                ==========    ==========    ==========    ==========    ==========    ==========
                              Total Return (1)        5.36%**       1.91%         4.57%         8.74%         5.47%        (2.85)%**
                                                ==========    ==========    ==========    ==========    ==========    ==========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
    Net Assets, end of period                   $  600,820    $  496,912    $  513,273    $  178,880    $  115,025    $  113,143
    Ratio of expenses with reimbursement to
    average net assets (2)                            1.25%*        1.25%         1.42%         1.50%         1.50%         2.01%*
    Ratio of expenses without reimbursement to
    average net assets                                1.75%*        1.74%         1.75%         1.84%         1.87%         2.52%*
    Ratio of net investment income to average
    net assets                                        3.41%*        3.59%         3.65%         3.82%         4.12%         3.20%*
    Portfolio turnover rate                             --         18.23%         8.80%         0.18%         7.61%         5.09%

*   Ratios annualized
**  Returns are not annualized
(1) Does not include the effect of sales charge
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for classes T and A; and 1.25% for class B.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 29, 2004 (Unaudited)

SM&R PRIMARY FUND

                                                                                         INTEREST/
                                                                             MATURITY     STATED      FACE
                                                                               DATE       RATE(%)     AMOUNT          VALUE
COMMERCIAL PAPER

AEROSPACE & DEFENSE--4.30%
ITT Industries, Incorporated                                                 03/01/04       1.100  $   1,166,000  $   1,165,929
CONSTRUCTION & ENGINEERING--4.66%
Harsco Corporation                                                           03/26/04       1.050      1,266,000      1,265,003
DIVERSIFIED FINANCIALS--7.08%
Countrywide Home Loans Incorporated                                          03/02/04       1.050      1,139,000      1,138,900
General Motors Acceptance Corporation                                        03/16/04       1.220        783,000        782,549
                                                                                                                  -------------
                                                                                                                      1,921,449

ELECTRIC UTILITIES--8.35%
Dominion Resources, Incorporated                                             03/02/04       1.110      1,274,000      1,273,882
IDACORP, Incorporated                                                        03/09/04       1.070        991,000        990,705
                                                                                                                  -------------
                                                                                                                      2,264,587

FOOD PRODUCTS--10.04%
General Mills, Incorporated                                                  03/08/04       1.070        981,000        980,737
Kellogg Company                                                              03/18/04       1.070        728,000        727,588
Kraft Foods Incorporated                                                     03/24/04       1.100      1,015,000      1,014,225
                                                                                                                  -------------
                                                                                                                      2,722,550

FOOD & DRUG RETAILING--4.14%
Safeway Incorporated                                                         03/12/04       1.080      1,123,000      1,122,562

GAS UTILITIES--10.86%
KeySpan Corporation                                                          03/11/04       1.050      1,197,000      1,196,581
Laclede Gas Company                                                          03/04/04       1.070      1,062,000      1,061,842
National Fuel Gas Company                                                    03/17/04       1.080        687,000        686,629
                                                                                                                  -------------
                                                                                                                      2,945,052

HEALTH CARE EQUIPMENT & SUPPLIES--3.70%
Baxter International Incorporated                                            03/15/04       1.070      1,005,000      1,004,522

INSURANCE--7.21%
Hartford Financial Services Group, Incorporated (The)                        04/08/04       1.080        961,000        959,847
Torchmark Corporation                                                        03/03/04       1.050        996,000        995,884
                                                                                                                  -------------
                                                                                                                      1,955,731

LEISURE EQUIPMENT & PRODUCTS--4.77%
Mattel, Incorporated                                                         03/30/04       1.100      1,295,000      1,293,772

MEDIA--8.67%
Cox Communications, Incorporated                                             03/10/04       1.070      1,269,000      1,268,585
Walt Disney Company (The)                                                    03/05/04       1.050      1,083,000      1,082,810
                                                                                                                  -------------
                                                                                                                      2,351,395

METALS & MINING--3.68%
Alcan Incorporated                                                           04/01/04       1.050      1,000,000        999,037

ROAD & RAIL--4.23%
Ryder System, Incorporated                                                   03/23/04       1.070      1,148,000      1,147,181

SPECIALTY RETAIL--3.74%
AutoZone, Incorporated                                                       03/22/04       1.040      1,016,000      1,015,325
                                                                                                                  -------------
                                                                                  TOTAL COMMERCIAL PAPER--85.43%
                                                                                              (Cost $23,174,095)     23,174,095
                                                                                                                  -------------

                                                                                       INTEREST/
                                                                             MATURITY   STATED        FACE
                                                                               DATE     RATE(%)       AMOUNT          VALUE
CORPORATE BONDS

BUILDING PRODUCTS--1.00%
Armstrong World Industries, Incorporated (a)                                 08/15/03       6.350  $     500,000  $     270,000

DIVERSIFIED FINANCIALS--5.97%
Southwestern Bell Capital Corporation                                        08/14/06       7.110      1,000,000      1,114,719
Transamerica Financial Corporation (b)                                       05/14/04       6.370        500,000        504,856
                                                                                                                  -------------
                                                                                                                      1,619,575

ELECTRIC UTILITIES--1.88%
West Penn Power Company (b)                                                  06/01/04       6.375        500,000        510,000
                                                                                                                  -------------
                                                                                    TOTAL CORPORATE BONDS--8.85%
                                                                                               (Cost $2,598,430)      2,399,575
                                                                                                                  -------------

MUNICIPAL BONDS

WATER & SEWER--1.86%
Lower Colorado River Authority, Texas Revenue Bonds,
  Refunding and Improvement Series C (b)
  (Rating(c) Aaa/AAA)                                                        05/15/04       6.820        500,000        505,970
                                                                                                                  -------------
                                                                                    TOTAL MUNICIPAL BONDS--1.86%
                                                                                                 (Cost $500,057)        505,970
                                                                                                                  -------------

U S GOVERNMENT AGENCY AND
  U S GOVERNMENT SECURITIES

U S GOVERNMENT SECURITIES--3.85%
U S Treasury Bonds                                                           02/15/29       5.250      1,000,000      1,044,453
                                                                                                                  -------------
                                                TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--3.85%
                                                                                                 (Cost $887,113)      1,044,453
                                                                                                                  -------------
                                                                                       TOTAL INVESTMENTS--99.99%
                                                                                              (Cost $27,159,695)     27,124,093
                                                                  CASH AND OTHER ASSETS, LESS LIABILITIES--0.01%          3,448
                                                                                                                  -------------
                                                                                       TOTAL NET ASSETS--100.00%  $  27,127,541
                                                                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is in default of interest. On December 19, 2003, Armstrong World Industries, Incorporated received confirmation of its Plan of Reorganization in its Chapter 11 case from the U.S. Bankruptcy Court in Wilmington, Delaware. Armstrong still needs the approval of U. S. District Court Judge Alfred Wolin to become final.
(b) Long term obligations that mature in less than one year.
(c) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are unaudited.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited)

SM&R PRIMARY FUND

ASSETS
Investment in securities, at value(Cost $27,159,695)                                                              $  27,124,093
Prepaid expenses                                                                                                            658
Receivable for:
  Capital stock sold                                                                                                      2,629
  Interest                                                                                                               69,952
  Expense reimbursement                                                                                                   2,241
Other assets                                                                                                              2,782
                                                                                                                  -------------
                                                                                                    TOTAL ASSETS     27,202,355
                                                                                                                  -------------
LIABILITIES
Distribution payable                                                                                                        513
Capital stock reacquired                                                                                                 49,557
Accrued:
  Investment advisory fee                                                                                                10,352
  Service fee                                                                                                             5,176
Other liabilities                                                                                                         9,216
                                                                                                                  -------------
                                                                                               TOTAL LIABILITIES         74,814
                                                                                                                  -------------
                                                                                                      NET ASSETS  $  27,127,541
                                                                                                                  =============
Shares of capital stock outstanding, (2,176,000,000 shares authorized, $.01 par value per share)                     27,307,285
                                                                                                                  =============
Net asset value                                                                                                   $        0.99
                                                                                                                  =============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                        $  27,304,395
Accumulated net realized loss on investments                                                                           (141,252)
Net unrealized depreciation of investments                                                                              (35,602)
                                                                                                                  -------------
Net Assets                                                                                                        $  27,127,541
                                                                                                                  =============

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

INVESTMENT INCOME
Interest                                                                                                          $     220,089
                                                                                                                  -------------
EXPENSES
Investment advisory fees                                                                                                 66,913
Service fees                                                                                                             33,457
Professional fees                                                                                                         3,888
Custody and transaction fees                                                                                              5,451
Directors' fees                                                                                                           1,797
Qualification fees                                                                                                          760
Shareholder reporting expenses                                                                                              742
Insurance expenses                                                                                                        7,991
Other expenses                                                                                                               31
                                                                                                                  -------------
                                                                                                  TOTAL EXPENSES        121,030
                                                                                        LESS EXPENSES REIMBURSED        (13,998)
                                                                                                                  -------------
                                                                                                    NET EXPENSES        107,032
                                                                                                                  -------------
INVESTMENT INCOME--NET                                                                                                  113,057
                                                                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Change in unrealized appreciation of investments for the period                                                        86,163
                                                                                                                  -------------
NET GAIN ON INVESTMENTS                                                                                                  86,163
                                                                                                                  =============
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $     199,220
                                                                                                                  =============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                                                        (UNAUDITED)
                                                                                   FOR SIX MONTHS ENDED     FOR YEAR ENDED
                                                                                        FEBRUARY 29,          AUGUST 31,
                                                                                   --------------------     --------------
                                                                                           2004                  2003
                                                                                   --------------------     --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                               $     113,057         $     376,143
  Change in unrealized appreciation (depreciation)                                            86,163              (116,082)
                                                                                       -------------         -------------
  Net increase in net assets resulting from operations                                       199,220               260,061
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                    (113,057)             (376,143)

CAPITAL SHARE TRANSACTION--NET                                                              (367,423)              220,849
                                                                                       -------------         -------------
TOTAL INCREASE (DECREASE)                                                                   (281,260)              104,767
NET ASSETS
  Beginning of Period                                                                     27,408,801            27,304,034
                                                                                       -------------         -------------
  End of Period                                                                        $  27,127,541         $  27,408,801
                                                                                       =============         =============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                               (UNAUDITED)
                                                SIX MONTHS
                                                  ENDED
                                               FEBRUARY 29,                         YEAR ENDED AUGUST 31,
                                               ------------   ------------------------------------------------------------------
                                                   2004          2003          2002          2001          2000          1999
                                               ------------   ----------    ----------    ----------    ----------    ----------
    Net Asset Value, Beginning of Period        $     0.99    $     0.99    $     1.00    $     0.99    $     1.00    $     1.00
    Investment income--net                              --          0.01          0.02          0.05          0.06          0.05
    Net realized and unrealized gain (loss) on
      investments                                       --            --         (0.01)         0.01         (0.01)           --
                                                ----------    ----------    ----------    ----------    ----------    ----------
              Total from Investment Operations        0.00          0.01          0.01          0.06          0.05          0.05
    Less distributions from
      Investment income--net                            --         (0.01)        (0.02)        (0.05)        (0.06)        (0.05)
                                                ----------    ----------    ----------    ----------    ----------    ----------
                           Total Distributions        0.00         (0.01)        (0.02)        (0.05)        (0.06)        (0.05)
                                                ----------    ----------    ----------    ----------    ----------    ----------
    Net Asset Value, End of Period              $     0.99    $     0.99    $     0.99    $     1.00    $     0.99    $     1.00
                                                ==========    ==========    ==========    ==========    ==========    ==========
                                  Total Return        0.42%**       1.35%         1.33%         6.20%         4.68%         4.75%
                                                ==========    ==========    ==========    ==========    ==========    ==========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
    Net Assets, end of period (000's omitted)   $   27,128    $   27,409    $   27,304    $   31,857    $   26,795    $   30,838
    Ratio of expenses with reimbursement to
      average net assets (1)                          0.80%*        0.80%         0.80%         0.80%         0.80%         0.80%
    Ratio of expenses without reimbursement to
      average net assets                              0.90%*        0.89%         0.92%         0.97%         1.04%         1.06%
    Ratio of net investment income to average
      net assets                                      0.85%*        1.35%         2.29%         5.10%         5.55%         4.66%
    Portfolio turnover rate                          29.83%           --            --            --         18.46%        30.47%

*   Ratios annualized
**  Returns are not annualized
(1) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.80%.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 29, 2004 (Unaudited)

SM&R MONEY MARKET FUND

                                                                                        INTEREST/
                                                                             MATURITY    STATED       FACE
                                                                               DATE      RATE(%)      AMOUNT          VALUE
COMMERCIAL PAPER

CHEMICALS--4.98%
DuPont (E.I.) de Nemours and Company                                         03/19/04       1.010  $   3,400,000  $   3,398,283
DIVERSIFIED FINANCIALS--8.05%
CIT Group Incorporated                                                       04/15/04       1.050      3,700,000      3,695,140
General Electric Capital Corporation                                         04/12/04       1.020      1,804,000      1,801,853
                                                                                                                  -------------
                                                                                                                      5,496,993

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.19%
Sharp Electronics Corporation                                                03/23/04       1.030      2,178,000      2,176,628
FOOD PRODUCTS--0.87%
Kraft Foods Incorporated                                                     03/25/04       1.120        593,000        592,557

GAS--8.77%
New Jersey Natural Gas Company                                               03/17/04       1.000      2,900,000      2,898,711
Nicor Incorporated                                                           04/13/04       1.050      3,090,000      3,086,120
                                                                                                                  -------------
                                                                                                                      5,984,831

INSURANCE--4.98%
Alfa Corporation                                                             03/04/04       1.030      3,400,000      3,399,708
                                                                                                                  -------------
                                                                                  TOTAL COMMERCIAL PAPER--30.84%
                                                                                              (Cost $21,049,000)     21,049,000
                                                                                                                  -------------

U S GOVERNMENT AND AGENCY
  SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--69.94%
Federal Home Loan Bank                                                       03/10/04       0.960      4,138,000      4,137,007
Federal Home Loan Bank                                                       03/12/04       0.980      8,204,000      8,201,542
Federal Home Loan Bank                                                       03/26/04       0.970      5,819,000      5,815,080
Federal Home Loan Bank                                                       04/14/04       1.000      4,731,000      4,725,214
Federal Home Loan Mortgage Corporation                                       03/02/04       0.985      6,051,000      6,050,834
Federal National Mortgage Association                                        03/01/04       0.980      3,620,000      3,620,000
Federal National Mortgage Association                                        03/03/04       0.960      3,714,000      3,713,802
Federal National Mortgage Association                                        03/24/04       0.980      5,844,000      5,840,340
Federal National Mortgage Association                                        04/07/04       0.990      5,628,000      5,622,271
                                                                                                                  -------------
                                                  TOTAL U S GOVERNMENT and AGENCY SHORT-TERM OBLIGATIONS--69.94%
                                                                                              (Cost $47,726,090)     47,726,090
                                                                                                                  -------------
                                                                                      TOTAL INVESTMENTS--100.78%
                                                                                              (Cost $68,775,090)     68,775,090
                                                                  LIABILITIES IN EXCESS OF OTHER ASSETS--(0.78)%       (535,440)
                                                                                                                  -------------
                                                                                       TOTAL NET ASSETS--100.00%  $  68,239,650
                                                                                                                  =============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2004 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investment in securities, at value                                                                                $  68,775,090
Prepaid expenses                                                                                                         26,557
Receivable for:
  Expense reimbursement                                                                                                   4,400
  Capital stock sold                                                                                                  1,185,105
                                                                                                                  -------------
                                                                                                    TOTAL ASSETS     69,991,152
                                                                                                                  -------------
LIABILITIES
Capital stock reacquired                                                                                              1,711,690
Accrued:
  Investment advisory fee                                                                                                13,234
  Service fee                                                                                                            13,234
Other liabilities                                                                                                        13,344
                                                                                                                  -------------
                                                                                               TOTAL LIABILITIES      1,751,502
                                                                                                                  -------------
                                                                                                      NET ASSETS  $  68,239,650
                                                                                                                  =============
Shares of capital stock outstanding, (2,000,000,000 shares authorized, $.01 par value per share)                     68,239,650
                                                                                                                  =============
Net asset value                                                                                                   $        1.00
                                                                                                                  =============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                                        $  68,239,650
                                                                                                                  -------------
Net Assets                                                                                                        $  68,239,650
                                                                                                                  =============

STATEMENT OF OPERATIONS Six Months Ended February 29, 2004 (Unaudited)

INVESTMENT INCOME
Interest                                                                                                          $     410,732
                                                                                                                  -------------
EXPENSES
Investment advisory fees                                                                                                 99,989
Service fees                                                                                                             99,807
Professional fees                                                                                                         3,638
Custody and transaction fees                                                                                              8,308
Directors' fees                                                                                                           1,797
Qualification fees                                                                                                       10,614
Shareholder reporting expenses                                                                                            3,018
Insurance expenses                                                                                                       20,229
Other expenses                                                                                                              126
                                                                                                                  -------------
                                                                                                  TOTAL EXPENSES        247,526
                                                                                        LESS EXPENSES REIMBURSED        (48,530)
                                                                                                                  -------------
                                                                                                    NET EXPENSES        198,996
                                                                                                                  -------------
INVESTMENT INCOME--NET                                                                                            $     211,736
                                                                                                                  =============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                                                                        (UNAUDITED)
                                                                                    FOR SIX MONTHS ENDED       FOR YEAR ENDED
                                                                                        FEBRUARY 29,             AUGUST 31,
                                                                                           2004                    2003
                                                                                    --------------------       --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                               $     211,736           $   1,000,180
                                                                                       -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                    (211,736)             (1,000,180)
                                                                                       -------------           -------------

CAPITAL SHARE TRANSACTIONS--NET                                                          (35,229,453)            (51,140,904)
                                                                                       -------------           -------------
TOTAL DECREASE                                                                           (35,229,453)            (51,140,904)
NET ASSETS
  Beginning of Period                                                                    103,469,103             154,610,007
                                                                                       -------------           -------------
  End of Period                                                                        $  68,239,650           $ 103,469,103
                                                                                       =============           =============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                               (UNAUDITED)                                                           PERIOD FROM
                                                SIX MONTHS                                                            JANUARY 1,
                                                  ENDED                                                                  TO
                                               FEBRUARY 29,                   YEAR ENDED AUGUST 31,                   AUGUST 31,
                                               ------------   ----------------------------------------------------   -----------
                                                  2004           2003          2002          2001          2000          1999
                                               ------------   ----------    ----------    ----------    ----------   -----------
    Net Asset Value, Beginning of Period        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
    Investment income--net                              --          0.01          0.02          0.05          0.05          0.03
                                                ----------    ----------    ----------    ----------    ----------    ----------
              Total from Investment Operations        0.00          0.01          0.02          0.05          0.05          0.03
    Less distributions from
      Investment income--net                            --         (0.01)        (0.02)        (0.05)        (0.05)        (0.03)
                                                ----------    ----------    ----------    ----------    ----------    ----------
                           Total Distributions        0.00         (0.01)        (0.02)        (0.05)        (0.05)        (0.03)
                                                ----------    ----------    ----------    ----------    ----------    ----------
    Net Asset Value, End of Period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                ==========    ==========    ==========    ==========    ==========    ==========
                                  Total Return        0.27%**       0.80%         1.53%         4.92%         5.56%         2.89%**
                                                ==========    ==========    ==========    ==========    ==========    ==========
    RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
      DATA
    Net Assets, end of period (000's omitted)   $   68,240    $  103,469    $  154,610    $  102,092    $   54,258    $   10,681
    Ratio of expenses with reimbursement to
      average net assets                              0.50%*        0.50%         0.50%         0.49%         0.49%         0.50%*
    Ratio of expenses without reimbursement to
      average net assets                              0.62%*        0.58%         0.56%         0.49%         0.66%         1.22%*
    Ratio of net investment income to average
      net assets                                      0.53%*        0.84%         1.48%         4.63%         5.58%         4.45%*

*   Ratios annualized
**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS February 29, 2004 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Money Market Fund and Primary Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund, each offer two classes of shares, they are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

CHANGE IN FISCAL YEAR END:

The Growth Fund, Equity Income Fund and Balanced Fund changed their fiscal year end from December 31 to August 31, effective January 1, 2001 when they were added as a separate series of the Company.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. The Fixed Income Funds and the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund have the same tax year end and fiscal year end.

TAX YEAR ENDING AUGUST 31, 2003                     LOSS CARRYFORWARDS    EXPIRATION DATES
Alger Technology Fund                               $          366,000        2008-2011
Alger Aggressive Growth Fund                        $          440,000        2008-2011
Alger Small-Cap Fund                                $          274,000        2008-2011
Alger Growth Fund                                   $          499,000        2008-2011
Primary Fund                                        $          141,000        2007-2011

TAX YEAR ENDING DECEMBER 31, 2003                   LOSS CARRYFORWARDS    EXPIRATION DATES
Growth Fund                                         $       25,516,000        2009-2011
Equity Income Fund                                  $          355,000          2010

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for the Primary and Money Market Funds. All transactions for the Primary and Money Market Funds are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Distribution, qualification fees or other fees directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS:

             Alger Technology Fund                            1.35%
             Alger Aggressive Growth Fund                     1.05%
             Alger Small-Cap Fund                             1.00%
             Alger Growth Fund                                0.85%

Growth, Equity Income and Balanced Funds

                                                          INVESTMENT
             NET ASSETS                                  ADVISORY FEE
             Less than $100,000,000                          0.750%
             $100,000,000--$200,000,000                      0.625%
             $200,000,000--$300,000,000                      0.500%
             More than $300,000,000                          0.400%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund to Fred Alger Management, Inc. Fred Alger Management makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management's buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management for each of these series. The series are not responsible for paying the sub-advisory fee directly.

FIXED INCOME FUNDS:
Government Bond and Tax Free Funds

                                                          INVESTMENT
             NET ASSETS                                  ADVISORY FEE
             Less than $100,000,000                           0.50%
             $100,000,000 $300,000,000                        0.45%
             More than $300,000,000                           0.40%

Primary Fund
             All average daily net assets                     0.50%

Money Market Fund
             All average daily net assets                     0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

             NET ASSETS                                   SERVICE FEES
             Less than $100,000,000                           0.25%
             $100,000,000 $200,000,000                        0.20%
             $200,000,000 $300,000,000                        0.15%
             More than $300,000,000                           0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per annum of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.

Effective June 1, 2002, and until December 31, 2004, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each funds' average daily net assets:

                                                           CLASS A      CLASS B       CLASS T     UNIVERSAL
             Alger Technology Fund                          2.10%        2.75%
             Alger Aggressive Growth Fund                   1.85%        2.50%
             Alger Small-Cap Fund                           1.90%        2.55%
             Alger Growth Fund                              1.70%        2.35%
             Growth Fund                                    1.36%        1.86%          --
             Equity Income Fund                             1.26%        1.76%          --
             Balanced Fund                                  1.30%        1.80%          --
             Government Bond Fund                           0.73%        1.23%         0.73%
             Tax Free Fund                                  0.75%        1.25%         0.75%
             Primary Fund                                                                          0.80%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary and Money Market Funds, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

                                                                  DISTRIBUTION        SERVICE        TOTAL 12b-1
                                                                       FEE              FEE              FEE
             Class A Shares                                           0.25%              --             0.25%
             Class B Shares                                           0.50%            0.25%            0.75%

ALGER TECHNOLOGY, ALGER AGGRESSIVE GROWTH,
ALGER SMALL-CAP AND ALGER GROWTH FUNDS

             Class A Shares                                           0.35%              --             0.35%
             Class B Shares                                           1.00%              --             1.00%

For the six months ended February 29, 2004, each series paid or accrued the following, as compensation under the Plans:

             Alger Technology Fund                                $    2,340
             Alger Aggressive Growth Fund                         $    4,255
             Alger Small-Cap Fund                                 $    3,572
             Alger Growth Fund                                    $    6,771
             Growth Fund                                          $   18,089
             Equity Income Fund                                   $   33,672
             Balanced Fund                                        $   14,142
             Government Bond Fund                                 $    6,821
             Tax Free Fund                                        $    2,967

SALES CHARGES:

During the six months ended February 29, 2004, SM&R, as principal underwriter, received as sales charges on sales of capital stock of the each series and made reallowances to dealers as follows:

                                                                        SALES               SALES
                                                                       CHARGES             CHARGES
                                                                  RECEIVED BY SM&R    REALLOWED TO DEALERS
             Alger Technology Fund                                    $   4,616            $    103
             Alger Aggressive Growth                                  $   5,902            $    208
             Alger Small-Cap Fund                                     $   2,885            $    265
             Alger Growth Fund                                        $   7,830            $    747
             Growth Fund                                              $  38,765            $  2,144
             Equity Income Fund                                       $  53,701            $  1,434
             Balanced Fund                                            $  21,825            $    525
             Government Bond Fund                                     $   4,582            $    280
             Tax Free Fund                                            $     468            $     --

For the six months ended February 29, 2004, SM&R received $21,359 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 29, 2004, SM&R and American National had the following ownership in these series:

                                         SM&R                      AMERICAN NATIONAL             AMERICAN NATIONAL SUBSIDIARIES
                               ------------------------------   ------------------------------   ------------------------------
                                            PERCENT OF SHARES                PERCENT OF SHARES                PERCENT OF SHARES
                                 SHARES        OUTSTANDING        SHARES        OUTSTANDING        SHARES        OUTSTANDING
      Growth Fund                 226,230           0.74%        1,074,702           3.53%        1,485,701           4.89%
      Equity Income Fund           20,315           0.39%               --             --                --             --
      Balanced Fund               150,493           9.00%           91,276           5.46%          270,736          16.18%
      Government Bond Fund        647,308          22.47%          121,473           4.22%          882,432          30.64%
      Tax Free Fund               160,826          11.99%               --             --           806,860          60.13%
      Primary Fund                 16,535           0.06%       24,190,917          88.59%            6,121           0.02%
      Money Market Fund           894,484           1.31%       46,749,084          68.51%        5,175,908           7.58%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 29, 2004, Fred Alger Management, Inc. had the following ownership in these series:

                                                                                      PERCENT OF SHARES
                                                                       SHARES            OUTSTANDING
             Alger Technology Fund                                     25,000                7.75%
             Alger Aggressive Growth Fund                              25,000                8.18%
             Alger Small-Cap Fund                                      25,000               11.04%
             Alger Growth Fund                                         25,000                5.68%

The Company pays directors' fees and expenses for all the disinterested directors.

Fred Alger and Company, Incorporated ("Alger Inc.") is an affiliated broker-dealer of Fred Alger Management. During the six months ended February 29, 2004, the Alger Technology Fund, Alger Aggressive Growth, Alger Small-Cap Fund and Alger Growth Fund paid commissions for portfolio transactions to Alger Inc., in the amount of $645, $2,051, $1,379 and $4,610, respectively.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                                   PURCHASES        SALES
             Alger Technology Fund                                $    803,892   $    634,514
             Alger Aggressive Growth                              $  1,270,818   $  1,191,764
             Alger Small-Cap Fund                                 $  1,051,719   $  1,039,168
             Alger Growth Fund                                    $  2,406,551   $  2,085,039
             Growth Fund                                          $  4,841,137   $  8,103,121
             Equity Income Fund                                   $  2,549,340   $  3,748,989
             Balanced Fund                                        $  2,631,171   $  2,959,012
             Government Bond Fund                                 $  3,896,703   $  3,174,664
             Tax Free Fund                                        $         --   $    716,340
             Primary                                              $  1,607,140   $  1,100,000

Gross unrealized appreciation and depreciation as of February 29, 2004, is as follows:

                                                                  APPRECIATION   DEPRECIATION
             Alger Technology Fund                                $    181,256   $     25,214
             Alger Aggressive Growth Fund                         $    264,327   $     30,301
             Alger Small-Cap Fund                                 $    267,930   $     10,593
             Alger Growth Fund                                    $    289,436   $     27,124
             Growth Fund                                          $ 35,639,996   $  2,771,439
             Equity Income Fund                                   $ 31,702,677   $  8,617,842
             Balanced Fund                                        $  5,355,462   $    367,123
             Government Bond Fund                                 $    432,532   $     66,199
             Tax Free Fund                                        $    988,847   $         --
             Primary Fund                                         $    194,398   $    230,000

NOTE 4--CAPITAL STOCK

SM&R ALGER TECHNOLOGY FUND

                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                  FEBRUARY 29, 2004             AUGUST 31, 2003
                                                               -------------------------   -------------------------
                                                                 SHARES        AMOUNT        SHARES         AMOUNT
                                                               -----------   -----------   -----------   -----------
Sale of capital shares:
  Class A                                                           50,316   $   154,046        89,106   $   163,787
  Class B                                                           13,818        40,767        17,041        34,919
                                                               -----------   -----------   -----------   -----------
  Total sale of capital shares                                      64,134       194,813       106,147       198,706
Redemptions of capital shares outstanding:
  Class A                                                           (2,231)       (6,921)       (5,853)      (10,948)
  Class B                                                           (3,907)      (12,334)       (4,253)       (7,104)
                                                               -----------   -----------   -----------   -----------
  Total redemptions of capital shares outstanding                   (6,138)      (19,255)      (10,106)      (18,052)
                                                               -----------   -----------   -----------   -----------
Net increase in capital shares outstanding                          57,996   $   175,558        96,041   $   180,654
                                                                             ===========                 ===========
Shares outstanding at beginning of period                          264,417                     168,376
                                                               -----------                 -----------
Shares outstanding at end of period                                322,413                     264,417
                                                               ===========                 ===========

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                  FEBRUARY 29, 2004             AUGUST 31, 2003
                                                               -------------------------   -------------------------
                                                                 SHARES        AMOUNT        SHARES         AMOUNT
                                                               -----------   -----------   -----------   -----------
Sale of capital shares:
  Class A                                                           31,311   $   164,733        77,608   $   327,865
  Class B                                                           14,060        72,716        21,048        88,381
                                                               -----------   -----------   -----------   -----------
  Total sale of capital shares                                      45,371       237,449        98,656       416,246
Redemptions of capital shares outstanding:
  Class A                                                          (24,044)     (124,574)      (34,535)     (146,048)
  Class B                                                           (7,248)      (39,088)       (8,460)      (34,489)
                                                               -----------   -----------   -----------   -----------
  Total redemptions of capital shares outstanding                  (31,292)     (163,662)      (42,995)     (180,537)
                                                               -----------   -----------   -----------   -----------
Net increase in capital shares outstanding                          14,079   $    73,787        55,661   $   235,709
                                                                             ===========                 ===========
Shares outstanding at beginning of period                          291,437                     235,776
                                                               -----------                 -----------
Shares outstanding at end of period                                305,516                     291,437
                                                               ===========                 ===========

SM&R ALGER SMALL-CAP FUND

                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                  FEBRUARY 29, 2004             AUGUST 31, 2003
                                                               -------------------------   -------------------------
                                                                 SHARES        AMOUNT        SHARES         AMOUNT
                                                               -----------   -----------   -----------   -----------
Sale of capital shares:
  Class A                                                           17,401   $   106,353        71,735   $   315,392
  Class B                                                            7,062        42,484        28,597       124,091
                                                               -----------   -----------   -----------   -----------
  Total sale of capital shares                                      24,463       148,837       100,332       439,483
Redemptions of capital shares outstanding:
  Class A                                                           (7,182)      (44,771)      (28,028)     (122,681)
  Class B                                                           (3,424)      (21,228)       (8,309)      (35,116)
                                                               -----------   -----------   -----------   -----------
  Total redemptions of capital shares outstanding                  (10,606)      (65,999)      (36,337)     (157,797)
                                                               -----------   -----------   -----------   -----------
Net increase in capital shares outstanding                          13,857   $    82,838        63,995   $   281,686
                                                                             ===========                 ===========
Shares outstanding at beginning of period                          212,625                     148,630
                                                               -----------                 -----------
Shares outstanding at end of period                                226,482                     212,625
                                                               ===========                 ===========

SM&R ALGER GROWTH FUND

                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                  FEBRUARY 29, 2004             AUGUST 31, 2003
                                                               -------------------------   -------------------------
                                                                 SHARES        AMOUNT        SHARES         AMOUNT
                                                               -----------   -----------   -----------   -----------
Sale of capital shares:
  Class A                                                           64,996   $   362,796        77,891   $   352,230
  Class B                                                           24,517       135,651        27,628       122,182
                                                               -----------   -----------   -----------   -----------
  Total sale of capital shares                                      89,513       498,447       105,519       474,412
Redemptions of capital shares outstanding:
  Class A                                                          (11,581)      (65,437)      (24,439)     (110,247)
  Class B                                                           (8,379)      (45,605)       (8,170)      (35,832)
                                                               -----------   -----------   -----------   -----------
  Total redemptions of capital shares outstanding                  (19,960)     (111,042)      (32,609)     (146,079)
                                                               -----------   -----------   -----------   -----------
Net increase in capital shares outstanding                          69,553   $   387,405        72,910   $   328,333
                                                                             ===========                 ===========
Shares outstanding at beginning of period                          370,564                     297,654
                                                               -----------                 -----------
Shares outstanding at end of period                                440,117                     370,564
                                                               ===========                 ===========

SM&R GROWTH FUND

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sales of capital shares:
  Class T                                                            530,118   $   1,991,321       1,294,556   $   4,080,119
  Class A                                                            199,933         733,967         215,845         673,356
  Class B                                                            122,291         442,288         178,083         543,928
                                                               -------------   -------------   -------------   -------------
  Total sale of capital shares                                       852,342       3,167,576       1,688,484       5,297,403
Investment income dividends reinvested:
  Class T                                                            103,752         403,597         166,989         543,862
  Class A                                                              4,727          18,058           6,547          20,778
  Class B                                                              1,519           5,694             901           2,711
                                                               -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                       109,998         427,349         174,437         567,351
Redemptions of capital shares outstanding:
  Class T                                                         (1,172,387)     (4,444,650)     (3,702,391)    (11,595,618)
  Class A                                                           (102,826)       (375,936)       (438,935)     (1,322,058)
  Class B                                                            (75,856)       (284,768)       (214,947)       (662,188)
                                                               -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                 (1,351,069)     (5,105,354)     (4,356,273)    (13,579,864)
                                                               -------------   -------------   -------------   -------------
Net decrease in capital shares outstanding                          (388,729)  $  (1,510,429)     (2,493,352)  $  (7,715,110)
                                                                               =============                   =============
Shares outstanding at beginning of period                         30,800,042                      33,293,394
                                                               -------------                   -------------
Shares outstanding at end of period                               30,411,313                      30,800,042
                                                               =============                   =============

SM&R EQUITY INCOME FUND

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sales of capital shares:
  Class T                                                             93,004   $   2,064,342         163,042   $   3,070,746
  Class A                                                             64,689       1,348,625          90,653       1,642,882
  Class B                                                             31,637         660,045          78,644       1,369,294
                                                               -------------   -------------   -------------   -------------
  Total sale of capital shares                                       189,330       4,073,012         332,339       6,082,922
Investment income dividends reinvested:
  Class T                                                             29,106         633,004          66,034       1,238,312
  Class A                                                              2,120          45,027           4,000          73,101
  Class B                                                              1,660          33,756           3,241          57,761
                                                               -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                        32,886         711,787          73,275       1,369,174
Redemptions of capital shares outstanding:
  Class T                                                           (240,602)     (5,315,403)       (911,376)    (16,836,585)
  Class A                                                            (21,225)       (452,155)        (87,859)     (1,561,458)
  Class B                                                            (16,368)       (346,916)        (76,770)     (1,337,375)
                                                               -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                   (278,195)     (6,114,474)     (1,076,005)    (19,735,418)
                                                               -------------   -------------   -------------   -------------
Net decrease in capital shares outstanding                           (55,979)  $  (1,329,675)       (670,391)  $ (12,283,322)
                                                                               =============                   =============
Shares outstanding at beginning of period                          5,231,929                       5,902,320
                                                               -------------                   -------------
Shares outstanding at end of period                                5,175,950                       5,231,929
                                                               =============                   =============

SM&R BALANCED FUND

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sales of capital shares:
  Class T                                                             33,379   $     597,829          63,682   $   1,009,907
  Class A                                                             41,312         723,878          75,124       1,162,866
  Class B                                                             21,639         381,946          45,999         716,608
                                                               -------------   -------------   -------------   -------------
  Total sale of capital shares                                        96,330       1,703,653         184,805       2,889,381
Investment income dividends reinvested:
  Class T                                                             11,248         200,354          27,285         436,436
  Class A                                                              2,052          35,440           4,909          76,392
  Class B                                                              1,100          19,102           2,567          40,298
                                                               -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                        14,400         254,896          34,761         553,126
Distributions from net realized gains reinvested:
  Class T                                                             14,509         259,992              --              --
  Class A                                                              2,612          45,377              --              --
  Class B                                                              1,701          29,862              --              --
                                                               -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested:             18,822         335,231              --              --
Redemptions of capital shares outstanding:
  Class T                                                            (32,102)       (576,497)       (152,989)     (2,427,260)
  Class A                                                            (14,716)       (261,340)        (74,555)     (1,159,415)
  Class B                                                             (9,128)       (158,797)        (39,905)       (628,728)
                                                               -------------   -------------   -------------   -------------
  Total redemptions of captial shares outstanding                    (55,946)       (996,634)       (267,449)     (4,215,403)
                                                               -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding                 73,606   $   1,297,146         (47,883)  $    (772,896)
                                                                               =============                   =============
Shares outstanding at beginning of period                          1,599,424                       1,647,307
                                                               -------------                   -------------
Shares outstanding at end of period                                1,673,030                       1,599,424
                                                               =============                   =============

SM&R GOVERNMENT BOND FUND

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sale of capital shares:
  Class T                                                             23,133   $     245,646         252,906   $   2,734,200
  Class A                                                             10,579         114,398          78,358         858,856
  Class B                                                              3,235          34,887         119,318       1,304,310
                                                               -------------   -------------   -------------   -------------
  Total sale of capital shares                                        36,947         394,931         450,582       4,897,366
Investment income dividends reinvested:
  Class T                                                             29,255         310,262          93,203       1,007,451
  Class A                                                              1,165          12,529           4,173          45,640
  Class B                                                              1,188          12,759           3,818          41,758
                                                               -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                        31,608         335,550         101,194       1,094,849
Distributions from net realized gains reinvested:
  Class T                                                             72,885         761,648              --              --
  Class A                                                              2,742          29,006              --              --
  Class B                                                              3,736          39,494              --              --
                                                               -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested:             79,363         830,148              --              --
Redemptions of capital shares outstanding:
  Class T                                                            (88,451)       (938,658)       (207,111)     (2,258,130)
  Class A                                                            (33,610)       (362,511)        (71,706)       (781,195)
  Class B                                                            (45,761)       (490,218)        (39,990)       (437,505)
                                                               -------------   -------------   -------------   -------------
Total redemptions of capital shares outstanding                     (167,822)     (1,791,387)       (318,807)     (3,476,830)
                                                               -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding                (19,904)  $    (230,758)        232,969   $   2,515,385
                                                                               =============                   =============
Shares outstanding at beginning of period                          2,900,051                       2,667,082
                                                               -------------                   -------------
Shares outstanding at end of period                                2,880,147                       2,900,051
                                                               =============                   =============

SM&R TAX FREE FUND

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sale of capital shares:
  Class T                                                              6,115   $      66,080          68,922   $     748,476
  Class A                                                              1,178          12,823          35,017         383,329
  Class B                                                             15,926         171,000           8,174          89,258
                                                               -------------   -------------   -------------   -------------
  Total sale of capital shares                                        23,219         249,903         112,113       1,221,063
Investment income dividends reinvested:
  Class T                                                             22,851         247,212          47,349         512,152
  Class A                                                              1,068          11,660           2,073          22,631
  Class B                                                                823           8,977           1,615          17,637
                                                               -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                        24,742         267,849          51,037         552,420
Distributions from net realized gains reinvested:
  Class T                                                              2,343          25,417              --              --
  Class A                                                                105           1,149              --              --
  Class B                                                                 91             998              --              --
                                                               -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested:              2,539          27,564              --              --
Redemptions of capital shares outstanding:
  Class T                                                            (53,137)       (572,188)        (15,012)       (162,539)
  Class A                                                             (9,690)       (105,529)        (12,316)       (134,925)
  Class B                                                             (8,618)        (93,751)        (10,479)       (114,821)
                                                               -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                    (71,445)       (771,468)        (37,807)       (412,285)
                                                               -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding                (20,945)  $    (226,152)        125,343   $   1,361,198
                                                                               =============                   =============
Shares outstanding at beginning of period                          1,362,777                       1,237,434
                                                               -------------                   -------------
Shares outstanding at end of period                                1,341,832                       1,362,777
                                                               =============                   =============

SM&R PRIMARY FUND

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sale of capital shares                                             1,455,266   $   1,440,714       3,763,133   $   3,729,719
Investment income dividends reinvested                               107,519         106,444         358,525         355,830
Redemptions of capital shares outstanding                         (1,933,920)     (1,914,581)     (3,901,482)     (3,864,700)
                                                               -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding               (371,135)  $    (367,423)        220,176   $     220,849
                                                                               =============                   =============
Shares outstanding at beginning of period                         27,678,420                      27,458,244
                                                               -------------                   -------------
Shares outstanding at end of period                               27,307,285                      27,678,420
                                                               =============                   =============

SM&R MONEY MARKET

                                                                        (UNAUDITED)
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                     FEBRUARY 29, 2004                AUGUST 31, 2003
                                                               -----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                               -------------   -------------   -------------   -------------
Sale of capital shares                                           115,702,800   $ 115,702,800     222,003,976   $ 222,003,976
Investment income dividends reinvested                               196,233         196,233         951,422         951,422
Redemptions of capital shares outstanding                       (151,128,486)   (151,128,486)   (274,096,302)   (274,096,302)
                                                               -------------   -------------   -------------   -------------
Net increase (decrese) in capital shares outstanding             (35,229,453)  $ (35,229,453)    (51,140,904)  $ (51,140,904)
                                                                               =============                   =============
Shares outstanding at beginning of period                        103,469,103                     154,610,007
                                                               -------------                   -------------
Shares outstanding at end of period                               68,239,650                     103,469,103
                                                               =============                   =============

SM&R INVESTMENTS, INC.           2450 South Shore Blvd, League City, Texas 77573

                                    DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                                  LEGAL COUNSEL
                           Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                            Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                HOW TO REACH US:
       INVESTOR SERVICES                              SALES AND MARKETING
         (800) 231-4639                                 (800) 526-8346

FUND QUOTES AND INVESTOR HOTLINE                    TO REQUEST A PROSPECTUS
         (877) 239-2049                                  (800) 231-4639

                     VISIT OUR WEBSITE AT: www.smrinvest.com


[SECURITIES MANAGEMENT AND RESEARCH, INC. LOGO]

                                SECURITIES MANAGEMENT AND RESEARCH, INC.
                                MANAGER & DISTRIBUTOR
                                MEMBER NASD, SIPC

   2450 SOUTH SHORE BLVD., SUITE 400 - LEAGUE CITY, TX 77573 - (281) 334-2469


                               Form 9202S - 04/04